As filed with the Securities and Exchange Commission on March 20, 2026

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
(Check appropriate box or boxes)

Golub Capital Private Credit Fund

(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 25th Floor,

New York, NY 10166

(212) 750-6060

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code))

David B. Golub

GC Advisors LLC

200 Park Avenue, 25th Floor

New York, NY 10166

(Name and Address of Agent for Service)

Copies to:

Rajib Chanda, Esq.

Nathan Briggs, Esq.

Steven Grigoriou, Esq.

Jonathan Pacheco, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not complete the exchange offers and issue these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED MARCH 20, 2026

PRELIMINARY PROSPECTUS

Golub Capital Private Credit Fund

Offer to Exchange

$500,000,000 aggregate principal amount of 5.450% Notes due 2028

For

$500,000,000 aggregate principal amount of 5.450% Notes due 2028 registered under the Securities Act of 1933, as amended

Golub Capital Private Credit Fund (the “Company,” “Registrant,” “we,” “us,” or “our”) is offering to exchange all of its outstanding 5.450% Notes due 2028 that were issued in transactions not requiring registration under the Securities Act of 1933, as amended (the “1933 Act”) on July 23, 2025 (the “Restricted Notes”), for an equal aggregate principal amount of its new 5.450% Notes due 2028 (the “Exchange Notes”), that have been registered with the Securities and Exchange Commission (the “SEC”) under the 1933 Act. We refer to the Restricted Notes and the Exchange Notes collectively as the “Notes”.

If you participate in the exchange offer, you will receive Exchange Notes for your Restricted Notes that are validly tendered. The terms of the Exchange Notes are substantially identical to those of the Restricted Notes, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes.

MATERIAL TERMS OF THE EXCHANGE OFFER

The exchange offer expires at 11:59 p.m., New York City time, on    , 2026, unless extended.

We will exchange all Restricted Notes that are validly tendered and not withdrawn prior to the expiration of the exchange offer for the Exchange Notes. You may withdraw tendered Restricted Notes at any time prior to the expiration of the exchange offer.

The only conditions to completing the exchange offer are that the exchange offer not violate any applicable law or applicable interpretation of the staff of the SEC and that no injunction, order or decree has been or is issued that would prohibit, prevent or materially impair our ability to complete the exchange offer.

We will not receive any cash proceeds from the exchange offer.

There is no active trading market for the Restricted Notes, and we do not intend to list the Exchange Notes on any securities exchange or to seek approval for quotations through any automated dealer quotation system.

Investing in the Exchange Notes involves risks. See “Risk Factors” beginning on page 8 of this prospectus.

Neither the SEC nor any state securities commission has approved or disapproved of the Exchange Notes or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is     , 2026

No dealer, salesperson or other person is authorized to give any information or to represent anything not contained in this prospectus. You must not rely on any unauthorized information or representations. This prospectus is an offer to sell only the Exchange Notes offered hereby, but only under circumstances and in jurisdictions where it is lawful to do so. The information contained in this prospectus is current only as of its date.

This prospectus incorporates important business and financial information about us that is not included in or delivered with the document. This information is available without charge to security holders upon written or oral request at:

Golub Capital Private Credit Fund

200 Park Avenue, 25th Floor,

New York, NY 10166

(212) 750-6060

To obtain timely delivery, you must request information no later than five business days prior to the expiration of the exchange offer, which expiration is 11:59 p.m., New York City time, on    , 2026.

You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with different information. We are not making an offer of the Exchange Notes in any state or other jurisdiction where the offer is not permitted. You should not assume that the information contained in this prospectus is accurate as of any date other than the date on the front of this prospectus.

i

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. The accompanying letter of transmittal relating to the Exchange Offer states that, by so acknowledging and delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” of the Exchange Notes within the meaning of the 1933 Act. This prospectus, as it may be amended or supplemented from time to time, may be used by such broker-dealer in connection with resales or other transfers of Exchange Notes received in the exchange offer for Restricted Notes that were acquired by the broker-dealer as a result of market-making or other trading activities.

ii

PROSPECTUS SUMMARY

This summary highlights information contained elsewhere or incorporated by reference in this prospectus. This summary may not contain all of the information that is important to you, and it is qualified in its entirety by the more detailed information and financial statements, including the notes to those financial statements, appearing elsewhere or incorporated by reference in this prospectus. Please see the sections titled “Where You Can Find More Information” and “Incorporation by Reference.” Before making an investment decision, we encourage you to consider the information contained in and incorporated by reference in this prospectus, including the risks discussed under the heading “Risk Factors” beginning on page 8 of this prospectus, as well as the “Risk Factors” section of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, and any updates to those risk factors contained in the Company’s subsequent Quarterly Reports on Form 10-Q and Current Reports on Form 8-K filed with the Securities and Exchange Commission (the “SEC”), all of which we incorporate by reference herein other than as specified.

The Company

Golub Capital Private Credit Fund (“GCRED” or the “Company”) is a Delaware statutory trust formed on May 13, 2022. The Company is an externally managed, non-diversified, closed-end management investment company that has elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, for U.S. federal income tax purposes, the Company has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Company commenced operations on June 30, 2023. The Company’s fiscal year end is September 30.

The Company’s investment objective is to generate current income and capital appreciation by investing primarily in privately originated and privately negotiated investments, predominantly through direct lending to U.S. private companies in the middle-market in the form of one stop (a loan that combines characteristics of traditional first lien senior secured loans and second lien or subordinated loans and that are often referred to by other middle-market lenders as unitranche loans) and other senior secured loans. The Company could selectively invest in second lien and subordinated loans (including loans that rank senior only to a borrower’s equity securities and ranks junior to all of such borrower’s other indebtedness in priority of payment) of private companies. The Company also expects to invest in liquid credit instruments, including secured floating rate syndicated loans (e.g., broadly syndicated loans), securitized products and corporate bonds, and the Company's portfolio may, but will not necessarily, initially be comprised of a greater percentage of such instruments than it will as the Company's investment program matures, though the exact allocation could vary from time to time depending on market conditions and available investment opportunities. The Company’s portfolio may also include other credit-related investments, including, without limitation, structured and synthetic debt investments and debt investments accompanied by equity securities, preferred equity and, to a limited extent, common equity investments not associated with a debt investment. The Company has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with GC Advisors, LLC (“GC Advisors” or the “Investment Adviser”), under which the Investment Adviser manages the day-to-day operations of, and provides investment advisory services to, the Company. Under an administration agreement (the “Administration Agreement”) the Company is provided with certain services by an administrator, which is currently Golub Capital LLC (“Golub Capital” or the “Administrator”).

A BDC is a special closed-end investment vehicle that is regulated under the 1940 Act and used to facilitate capital formation by smaller U.S. companies. BDCs are subject to certain restrictions applicable to investment companies under the 1940 Act. As a BDC, at least 70% of our assets must be the type of “qualifying” assets listed in Section 55(a) of the 1940 Act, as described herein, which are generally privately-offered securities issued by U.S. private or thinly-traded companies. We may also invest up to 30% of our portfolio opportunistically in “non-qualifying” portfolio investments, such as investments in non-U.S. companies. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources” in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and “Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources” in the Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2025, each of which is incorporated by reference herein.

The Company is currently offering, on a continuous basis, up to $10.0 billion of common shares of beneficial interest pursuant to an offering registered with the Securities and Exchange Commission (the “SEC”). The Company has received an exemptive order from the SEC that permits the Company to issue multiple share classes through Class S common shares (“Class S Shares”), Class D common shares (“Class D Shares”) and Class I common shares (“Class I Shares” and, together with Class S Shares and Class D Shares, the “Common Shares”) with, among others, different ongoing shareholder servicing and/or distribution fees (the “Public Offering”).

Our corporate headquarters are located at 200 Park Avenue, 25th Floor, New York, NY 10166. We maintain a website at http://www.gcredbdc.com. Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.

Summary of the Terms of the Exchange Offer

The following summary contains basic information about the exchange offer. It does not contain all the information that may be important to you. For a more complete description of the exchange offer, you should read the discussion under the heading “The Exchange Offer.”

Exchange Notes	$500,000,000 aggregate principal amount of 5.450% Notes due 2028 (the “Exchange Notes”).

The terms of our Exchange Notes that have been registered with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) are substantially identical to those of our outstanding 5.450% Notes due 2028 (the “Restricted Notes”) that were issued in transactions not requiring registration under the 1933 Act on July 23, 2025, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes. See “Description of the Exchange Notes.”

We refer to the Restricted Notes and the Exchange Notes as the “Notes”.

Restricted Notes	$500,000,000 aggregate principal amount of 5.450% Notes due 2028, which were issued in a private placement on July 23, 2025.

The Exchange Offer	In the exchange offer, we will exchange the Restricted Notes that are validly tendered and not withdrawn prior to the expiration of the exchange offer for a like principal amount of the Exchange Notes to satisfy certain of our obligations under the registration rights agreement that we entered into when the Restricted Notes were issued in reliance upon exemptions from registration under the 1933 Act.

In order to be exchanged, outstanding Restricted Notes must be validly tendered and accepted. We will accept any and all Restricted Notes validly tendered and not withdrawn prior to 11:59 p.m., New York City time, on , 2026. Holders may tender some or all of their Restricted Notes pursuant to the exchange offer. However, Restricted Notes may be tendered only in denominations of $2,000 and integral multiples of $1,000.

We will issue Exchange Notes promptly after the expiration of the exchange offer. See “The Exchange Offer—Terms of the Exchange Offer.”

Registration Rights Agreement	In connection with the private placement of the Restricted Notes, we entered into a registration rights agreement with Wells Fargo Securities, LLC, BNP Paribas Securities Corp., RBC Capital Markets, LLC and Truist Securities, Inc., as representatives of the several initial purchasers, dated July 23, 2025.

Under the registration rights agreement, we agreed, for the benefit of the holders of the Restricted Notes, to use commercially reasonable efforts to:

•	file a registration statement (the “Exchange Offer Registration Statement”) with respect to a registered offer to exchange the Restricted Notes for the Exchange Notes having terms substantially identical to the Restricted Notes being exchanged, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default;

•	cause the Exchange Offer Registration Statement to become effective and continuously effective, supplemented and amended, for a period ending on the earlier of (i) 180 days from the date on which the Exchange Offer Registration Statement becomes or is declared effective and (ii) the date on which a broker-dealer registered under the 1933 Act is no longer required to deliver a prospectus in connection with market-making or other trading activities; and

•	cause the exchange offer to be consummated on the earliest practicable date after the Exchange Offer Registration Statement has become or been declared effective, but in no event later than 365 days after the initial issuance of the Restricted Notes (or if such 365th day is not a business day, the next succeeding business day).

The registration statement of which this prospectus forms a part constitutes an Exchange Offer Registration Statement for purposes of the registration rights agreement.

We also agreed to keep the Exchange Offer Registration Statement effective for not less than the minimum period required under applicable federal and state securities laws to consummate the exchange offer; provided, however, that in no event shall such period be less than 20 business days after the commencement of the exchange offer. If we fail to meet certain conditions described in the registration rights agreement (“Registration Default”), the interest rate borne by the Restricted Notes will increase by 0.25% per annum and will increase by an additional 0.25% per annum on the principal amount of Notes with respect to each subsequent 90-day period, up to a maximum of additional interest of 0.50% per annum (the “Additional Interest”). Additional Interest due pursuant to Registration Defaults will be paid in cash on the relevant interest payment date to holders of record on the relevant regular record dates. Following the cure of all Registration Defaults relating to the Restricted Notes, the interest rate borne by the Restricted Notes will be reduced to the original interest rate borne by Restricted Notes; provided, however, that, if after any such reduction in interest rate, a different Registration Default occurs, the interest rate borne by the Restricted Notes will again be increased pursuant to the foregoing provisions.

If the Company is not able to effect the exchange offer, the Company will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective.

A copy of the registration rights agreement is incorporated by reference as an exhibit to the registration statement of which this prospectus forms a part. See “The Exchange Offer—Purpose and Effect of the Exchange Offer.”

Resales of Exchange Notes	We believe that the Exchange Notes received in the exchange offer may be resold or otherwise transferred by you without compliance with the registration and prospectus delivery requirements of the 1933 Act (subject to the limitations described below). This, however, is based on your representations to us that:

(1)	you are acquiring the Exchange Notes in the ordinary course of your business;

(2)	you are not engaging in and do not intend to engage in a distribution of the Exchange Notes;

(3)	you do not have an arrangement or understanding with any person or entity to participate in the distribution of the Exchange Notes;

(4)	you are not our “affiliate,” as that term is defined in Rule 405 under the 1933 Act;

(5)	you are not a broker-dealer tendering Restricted Notes acquired directly from us for your own account; and

(6)	you are not acting on behalf of any person that could not truthfully make these representations.

Our belief is based on interpretations by the staff of the SEC, as set forth in no-action letters issued to third parties unrelated to us, including Exxon Capital Holdings Corp., SEC no-action letter (April 13, 1988), Morgan, Stanley & Co. Inc., SEC no-action letter (June 5, 1991) and Shearman & Sterling, SEC no-action letter (July 2, 1993). We have not asked the staff for a no-action letter in connection with the exchange offer, however, and we cannot assure you that the staff would make a similar determination with respect to the exchange offer.

If you cannot make the representations described above:

•	you cannot rely on the applicable interpretations of the staff of the SEC;

•	you may not participate in the exchange offer; and

•	you must, in the absence of an exemption therefrom, comply with the registration and prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of your Restricted Notes.

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. See “Plan of Distribution.”

Expiration Date	The exchange offer will expire at 11:59 p.m., New York City time, on , 2026, unless we decide to extend the exchange offer. We do not currently intend to extend the exchange offer, although we reserve the right to do so.

Conditions to the Exchange Offer	The exchange offer is subject to customary conditions, including that it not violate any applicable law or any applicable interpretation of the staff of the SEC. The exchange offer is not conditioned upon any minimum principal amount of Restricted Notes being tendered for exchange. See “The Exchange Offer—Conditions.”

Procedures for Tendering Restricted Notes	The Restricted Notes are represented by global securities in fully registered form without coupons. Beneficial interests in the Restricted Notes are held by direct or indirect participants in The Depository Trust Company (“DTC”) through certificateless depositary interests and are shown on, and transfers of the Restricted Notes can be made only through, records maintained in book-entry form by DTC with respect to its participants.

Accordingly, if you wish to exchange your Restricted Notes for Exchange Notes pursuant to the exchange offer, you must transmit to U.S. Bank Trust Company, National Association, our exchange agent, prior to the expiration of the exchange offer, a computer-generated message transmitted through DTC’s Automated Tender Offer Program, which we refer to as “ATOP,” system and received by the exchange agent and forming a part of a confirmation of book-entry transfer in which you acknowledge and agree to be bound by the terms of the letter of transmittal (“Letter of Transmittal”). See “The Exchange Offer—Procedures for Tendering Restricted Notes.”

Procedures for Beneficial Owners	If you are the beneficial owner of Restricted Notes that are held in the name of a broker, dealer, commercial bank, trust company or other nominee, and you wish to tender your Restricted Notes in the exchange offer, you should promptly contact the person in whose name your Restricted Notes are held and instruct that person to tender on your behalf. See “The Exchange Offer—Procedures for Tendering Restricted Notes.”

Acceptance of Restricted Notes and Delivery of Exchange Notes	Except under the circumstances summarized above under “—Conditions to the Exchange Offer,” we will accept for exchange any and all Restricted Notes that are validly tendered (and not withdrawn) in the exchange offer prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer. The Exchange Notes to be issued to you in the exchange offer will be delivered by credit to the accounts at DTC of the applicable DTC participants promptly following completion of the exchange offer. See “The Exchange Offer—Terms of the Exchange Offer.”

Withdrawal Rights; Non-Acceptance	You may withdraw any tender of your Restricted Notes at any time prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer by following the procedures described in this prospectus and the Letter of Transmittal. Any Restricted Notes that have been tendered for exchange but are withdrawn or otherwise not exchanged for any reason will be returned by credit to the accounts at DTC of the applicable DTC participants, without cost to you, promptly after withdrawal of such Restricted Notes or expiration or termination of the exchange offer, as the case may be. See “The Exchange Offer—Withdrawal Rights.”

No Appraisal or Dissenters’ Rights	Holders of the Restricted Notes do not have any appraisal or dissenters’ rights in connection with the exchange offer.

Exchange Agent	U.S. Bank Trust Company, National Association, the trustee (the “Trustee”) under the Indenture (defined below) governing the Notes, is serving as the exchange agent in connection with the exchange offer.

Consequences of Failure to Exchange	If you do not participate or validly tender your Restricted Notes in the exchange offer:

•	you will retain Restricted Notes that are not registered under the 1933 Act and that will continue to be subject to restrictions on transfer that are described in the legend on the Restricted Notes;

•	you will not be able, except in very limited instances, to require us to register your Restricted Notes under the 1933 Act;

•	you will not be able to resell or transfer your Restricted Notes unless they are registered under the 1933 Act or unless you resell or transfer them pursuant to an exemption from registration under the 1933 Act; and

•	the trading market for your Restricted Notes will become more limited to the extent that other holders of Restricted Notes participate in the exchange offer.

Certain Material U.S. Federal Income Tax Considerations	Your exchange of Restricted Notes for Exchange Notes in the exchange offer will not result in any gain or loss to you for United States federal income tax purposes. See “Certain Material U.S. Federal Income Tax Considerations.”

Summary of the Terms of the Exchange Notes

The summary below describes the principal terms of the Exchange Notes. Certain of the terms described below are subject to important limitations and exceptions. The “Description of the Exchange Notes” section of this prospectus contains a more detailed description of the terms of the Exchange Notes.

Issuer	Golub Capital Private Credit Fund

Notes Offered	$500,000,000 aggregate principal amount of 5.450% Notes due 2028.

Maturity Date	The Exchange Notes will mature on August 15, 2028.

Ranking	The Exchange Notes will be our general unsecured obligations that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the Exchange Notes. The Exchange Notes will rank equally in right of payment with all of our existing and future senior liabilities that are not so subordinated, or junior (the “Existing Senior Notes”), effectively subordinated, or junior, to any of our secured indebtedness (including unsecured indebtedness that we later secure) to the extent of the value of the assets securing such indebtedness, and structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities.

As of December 31, 2025, our total consolidated indebtedness was approximately $5.4 billion. The Notes will be ranked pari passu, or equally in right of payment, to the approximately $1.9 billion of our outstanding unsecured senior indebtedness as of December 31, 2025, which includes the Existing Senior Notes.

Interest and Payment Dates	The Exchange Notes bear cash interest from February 15, 2026, at an annual rate of 5.450% payable on February 15 and August 15 of each year, beginning on February 15, 2026. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment.

Optional Redemption	We may redeem some or all of the Notes at our option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of (1)(a) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the Notes matured on July 15, 2028 (the date falling one month prior to the maturity date of the Notes) (the “Par Call Date”)) on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) using the applicable Treasury Rate (as defined below) plus 30 basis points less (b) interest accrued to the date of redemption, or (2) 100% of the principal amount of the Notes to be redeemed. “Treasury Rate” means, with respect to any redemption date of the Notes, the yield determined by us in accordance with the below.

On or after the Par Call Date, or at any time before the maturity date of the applicable Notes, as applicable, we may redeem some or all of the Notes at a redemption price equal to 100% of the principal amount of the Notes to be redeemed plus, in each case, accrued and unpaid interest, if any, to, but excluding, the redemption date.

Change of Control; Offer to Repurchase	If a Change of Control Repurchase Event described under “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” occurs, holders of the Exchange Notes will have the right, at their option, to require us to repurchase for cash some or all of the Notes at a repurchase price equal to 100% of the principal amount of the Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. See “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”

Use of Proceeds	We will not receive any cash proceeds from the issuance of the Exchange Notes pursuant to the exchange offer. In consideration for issuing the Exchange Notes as contemplated in this prospectus, we will receive in exchange a like principal amount of Restricted Notes, the terms of which are substantially identical to the Exchange Notes. The Restricted Notes surrendered in exchange for the Exchange Notes will be retired and cancelled and cannot be reissued. Accordingly, the issuance of the Exchange Notes will not result in any change in our capitalization. We have agreed to bear the expenses of the exchange offer. No underwriter is being used in connection with the exchange offer.

Book-Entry Form	The Exchange Notes will be issued in book-entry form and will be represented by permanent global certificates deposited with, or on behalf of, DTC, and registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in any of the Exchange Notes will be shown on, and transfers will be effected only through, records maintained by DTC or its nominee, and any such interest may not be exchanged for certificated securities, except in limited circumstances described below. See “Description of the Exchange Notes—Book-Entry System.”

Trustee	The Trustee for the Exchange Notes will be U.S. Bank Trust Company, National Association.

Governing Law	The Indenture and the Restricted Notes are, and the Exchange Notes will be, governed by the laws of the State of New York without regard to conflict of laws principles thereof.

Risk Factors	You should refer to the section entitled “Risk Factors” and other information included or incorporated by reference in this prospectus for an explanation of certain risks of investing in the Exchange Notes. See “Risk Factors.”

RISK FACTORS

In addition to the other information included in this prospectus, you should carefully consider the risks described under “Forward-Looking Statements” and “Risk Factors” set forth in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, and any updates to those risks contained in the Company’s subsequent Quarterly Reports on Form 10-Q and Current Reports on Form 8-K filed with the SEC, all of which are incorporated by reference in this prospectus, other than as specified, and the following risks before investing in the Exchange Notes.

Risks Related to the Exchange Notes

The Exchange Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we may incur.

The Exchange Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Exchange Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have outstanding as of the date of this prospectus or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured in respect of which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Exchange Notes. As of December 31, 2025, our total consolidated indebtedness was approximately $5.4 billion, $3.5 billion of which was secured, which includes $1.7 billion indebtedness of our subsidiaries, and $1.9 billion of which was unsecured.

The Exchange Notes are subordinated structurally to the indebtedness and other liabilities of our subsidiaries.

The Exchange Notes are obligations exclusively of the Company and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Exchange Notes and the Exchange Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of December 31, 2025, approximately $1.7 billion of the indebtedness required to be consolidated on our balance sheet was held through subsidiary financing vehicles and secured by certain assets of such subsidiaries. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors, including trade creditors, and holders of preferred stock, if any, of our subsidiaries will have priority over our claims (and therefore the claims of our creditors, including holders of the Exchange Notes) with respect to the assets of such subsidiaries. Even if we were recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Exchange Notes are subordinated structurally to all indebtedness and other liabilities of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. All of the existing indebtedness of our subsidiaries is structurally senior to the Exchange Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Exchange Notes.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Exchange Notes, if any, could cause the liquidity or market value of the Exchange Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Exchange Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Exchange Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any initial purchaser undertakes any obligation to maintain our credit ratings or to advise holders of the Exchange Notes of any changes in our credit ratings.

The Exchange Notes are rated by Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings Services (“S&P”). There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the applicable ratings agency if in its judgment future circumstances relating to the basis of the credit rating, such as adverse changes in our business, financial condition and results of operations, so warrant.

An increase in market interest rates could result in a decrease in the market value of the Exchange Notes.

The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Exchange Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Exchange Notes bearing interest at fixed rates and market interest rates increase, the market values of those Exchange Notes may decline. We cannot predict the future level of market interest rates.

The Indenture governing the Exchange Notes contains limited protection for holders of the Exchange Notes.

The Indenture governing the Exchange Notes offers limited protection to holders of the Exchange Notes. The terms of the Indenture and the Exchange Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Exchange Notes. In particular, the terms of the Indenture and the Exchange Notes do not place any restrictions on our or our subsidiaries’ ability to:

•	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Exchange Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Exchange Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Exchange Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Exchange Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified generally by Section 61(a) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;

•	pay distributions on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Exchange Notes;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of distributions or other amounts to us from our subsidiaries.

In addition, the terms of the Indenture and the Exchange Notes do not protect holders of the Exchange Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity other than as described under “Description of the Exchange Notes—Events of Default” in this prospectus.

Our ability to recapitalize, incur additional debt and take a number of other actions are not limited by the terms of the Exchange Notes and may have important consequences for you as a holder of the Exchange Notes, including making it more difficult for us to satisfy our obligations with respect to the Exchange Notes or negatively affecting the trading value of the Exchange Notes. Other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Exchange Notes, including additional covenants and events of default. See “Risk Factors—We finance our investments with borrowed money, which will accelerate and increase the potential for gain or loss on amounts invested and could increase the risk of investing in us” in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, which is incorporated by reference herein. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Exchange Notes.

The optional redemption provision may materially adversely affect your return on the Exchange Notes.

The Exchange Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Exchange Notes at times when prevailing interest rates are lower than the interest rate paid on the Exchange Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Exchange Notes being redeemed.

There is currently no public market for the Exchange Notes. If an active trading market for the Exchange Notes does not develop or is not maintained, you may not be able to sell them.

The Exchange Notes are a new issue of debt securities for which there currently is no trading market. We do not currently intend to apply for listing of the Exchange Notes on any securities exchange or for quotation of the Exchange Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Exchange Notes at their fair market value or at all. If the Exchange Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the initial purchasers in the private offerings of the outstanding Restricted Notes have advised us that they intend to make a market in the Exchange Notes as permitted by applicable laws and regulations; however, the initial purchasers are not obligated to make a market in any of the Exchange Notes, and they may discontinue their market-making activities at any time without notice. Accordingly, we cannot assure you that an active and liquid trading market will develop or continue for the Exchange Notes, that you will be able to sell your Exchange Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Exchange Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Exchange Notes for an indefinite period of time.

We may not be able to repurchase the Exchange Notes upon a Change of Control Repurchase Event.

We may not be able to repurchase the Exchange Notes upon a Change of Control Repurchase Event because we may not have sufficient funds. Upon a Change of Control Repurchase Event, holders of the Exchange Notes may require us to repurchase for cash some or all of the Exchange Notes at a repurchase price equal to 100% of the aggregate principal amount of the Exchange Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. Our failure to purchase such tendered Exchange Notes upon the occurrence of such Change of Control Repurchase Event would cause an event of default under the Indenture governing the Exchange Notes and a cross-default under the agreements governing certain of our other indebtedness, which may result in the acceleration of such indebtedness requiring us to repay that indebtedness immediately. If a Change of Control Repurchase Event were to occur, we may not have sufficient funds to repay any such accelerated indebtedness and/or to make the required repurchase of the Exchange Notes. See “Description of the Exchange Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” in this prospectus for additional information.

Risks Related to the Exchange Offer

If you fail to exchange your Restricted Notes, they will continue to be restricted securities and may become less liquid.

Restricted Notes that you do not validly tender or that we do not accept will, following the exchange offer, continue to be restricted securities, and you may not offer to sell them except under an exemption from, or in a transaction not subject to, the 1933 Act and applicable state securities laws. We will issue the Exchange Notes in exchange for the Restricted Notes in the exchange offer only following the satisfaction of the procedures and conditions set forth in “The Exchange Offer—Procedures for Tendering Restricted Notes.” Because we anticipate that most holders of the Restricted Notes will elect to exchange their outstanding Restricted Notes, we expect that the liquidity of the market for the Restricted Notes remaining after the completion of the exchange offer will be substantially limited, which may have an adverse effect upon and increase the volatility of the market price of the outstanding Restricted Notes. Any Restricted Notes tendered and exchanged in the exchange offer will reduce the aggregate principal amount of the outstanding Restricted Notes at maturity. Further, following the exchange offer, if you did not exchange your Restricted Notes, you generally will not have any further registration rights, and Restricted Notes will continue to be subject to certain transfer restrictions.

Broker-dealers may need to comply with the registration and prospectus delivery requirements of the 1933 Act.

Any broker-dealer that (1) exchanges its Restricted Notes in the exchange offer for the purpose of participating in a distribution of the Exchange Notes or (2) resells Exchange Notes that were received by it for its own account in the exchange offer may be deemed to have received restricted securities and will be required to comply with the registration and prospectus delivery requirements of the 1933 Act in connection with any resale transaction by that broker-dealer. Any profit on the resale of the Exchange Notes and any commission or concessions received by a broker-dealer may be deemed to be underwriting compensation under the 1933 Act.

You may not receive the Exchange Notes in the exchange offer if the exchange offer procedures are not validly followed.

We will issue the Exchange Notes in exchange for your Restricted Notes only if you validly tender such Restricted Notes before expiration of the exchange offer. Neither we, the Trustee nor the exchange agent is under any duty to give notification of defects or irregularities with respect to the tenders of the Restricted Notes for exchange. If you are the beneficial holder of Restricted Notes that are held through your broker, dealer, commercial bank, trust company or other nominee, and you wish to tender such Restricted Notes in the exchange offer, you should promptly contact the person through whom your Restricted Notes are held and instruct that person to tender the Restricted Notes on your behalf.

USE OF PROCEEDS

We will not receive any cash proceeds from the issuance of the Exchange Notes pursuant to the exchange offer. In consideration for issuing the Exchange Notes as contemplated in this prospectus, we will receive in exchange a like principal amount of Restricted Notes, the terms of which are substantially identical to the Exchange Notes. The Restricted Notes surrendered in exchange for the Exchange Notes will be retired and cancelled and cannot be reissued. Accordingly, the issuance of the Exchange Notes will not result in any change in our capitalization. We have agreed to bear the expenses of the exchange offer. No underwriter is being used in connection with the exchange offer.

FORWARD-LOOKING STATEMENTS

This prospectus, including the documents that we incorporate by reference herein, contains, and any applicable prospectus supplement or free writing prospectus, including the documents we incorporate by reference therein, may contain forward-looking statements, which relate to future events or our future performance or financial condition. Some of the statements in this prospectus constitute forward-looking statements, which relate to future events or our future performance or financial condition. The forward-looking statements contained or incorporated by reference in this prospectus and any applicable prospectus supplement or free writing prospectus may involve risks and uncertainties, including statements as to:

•	our future operating results;
•	our business prospects and the prospects of our portfolio companies, including our and their ability to achieve our respective objectives due to disruptions, including, without limitation, those caused by global health pandemics, or other large-scale events;
•	the effect of investments that we expect to make and the competition for those investments;
•	our contractual arrangements and relationships with third parties;
•	actual and potential conflicts of interest with GC Advisors and other affiliates of Golub Capital;
•	the dependence of our future success on the general economy and its effect on the industries in which we invest;
•	the ability of our portfolio companies to achieve their objectives;
•	the use of borrowed money to finance a portion of our investments;
•	the adequacy of our financing sources and working capital;
•	the timing of cash flows, if any, from the operations of our portfolio companies;
•	general economic and political trends and other external factors;
•	changes in political, economic or industry conditions, the interest rate environment or conditions affecting the financial and capital markets that could result in changes to the value of our assets;
•	elevated levels of inflation, and its impact on us, on our portfolio companies and on the industries in which we invest;
•	the ability of GC Advisors to locate suitable investments for us and to monitor and administer our investments;
•	the ability of GC Advisors or its affiliates to attract and retain highly talented professionals;
•	the ability of GC Advisors to continue to effectively manage our business due to disruptions, including those caused by global health pandemics, or other large-scale events;
•	turmoil in Eastern Europe and the Middle East, including sanctions related to such turmoil, and the potential for volatility in energy prices and other supply chain issues and any impact on the industries in which we invest;
•	our ability to qualify and maintain our qualification as a RIC and as a business development company;
•	the impact of information technology systems and systems failures, including data security breaches, data privacy compliance, network disruptions, and cybersecurity attacks;
•	general price and volume fluctuations in the stock markets;
•	the impact on our business of Dodd-Frank and the rules and regulations issued thereunder and any actions toward repeal thereof; and
•	the effect of changes to tax legislation and our tax position.

Such forward-looking statements may include statements preceded by, followed by or that otherwise include the words “may,” “might,” “will,” “intend,” “should,” “could,” “can,” “would,” “expect,” “believe,” “estimate,” “anticipate,” “predict,” “potential,” “plan” or similar words. The forward-looking statements contained in this prospectus and any applicable prospectus supplement or free writing prospectus involve risks and uncertainties. Our actual results could differ materially from those implied or expressed in the forward-looking statements for any reason, including the factors set forth as “Risk Factors” in this prospectus. These risks and uncertainties include those described or identified in the section entitled “Item 1A. Risk Factors” in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and elsewhere in this prospectus. These forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law. Because we are an investment company, the forward-looking statements and projections contained in this prospectus are excluded from the safe harbor protection provided by Section  21E of the U.S. Securities Exchange Act of 1934 Act, as amended (the “1934 Act”).

Discussions containing forward-looking statements may be found in the sections titled “Business,” “Risk Factors,” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, and Quarterly Reports on Form 10-Q of the Company, as well as any amendments filed with the SEC. We discuss in greater detail, and incorporate by reference into this prospectus in their entirety, many of these risks and uncertainties in the sections titled “Risk Factors” in this prospectus, and the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and the Company’s subsequent Quarterly Reports on Form 10-Q. These projections and forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law. These forward-looking statements apply only as of the date of this prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law.

THE EXCHANGE OFFER

Purpose and Effect of the Exchange Offer

We issued $500,000,000 aggregate principal amount of the Restricted Notes in transactions not requiring registration under the 1933 Act on July 23, 2025.

The Restricted Notes were issued, and the Exchange Notes will be issued, pursuant to a base indenture dated as of September 12, 2024 (the “Base Indenture”), and the third supplemental indenture, dated as of July 23, 2025, to the Base Indenture (the “Third Supplemental Indenture,”) between us and the Trustee.

In connection with such Restricted Notes issuances, we entered into the registration rights agreement, which requires that we file this registration statement under the 1933 Act with respect to the Exchange Notes to be issued in the exchange offer and, upon the effectiveness of this registration statement, offer to you the opportunity to exchange your Restricted Notes for a like principal amount of Exchange Notes.

Under the registration rights agreement, we agreed, for the benefit of the holders of the Restricted Notes, to use commercially reasonable efforts to:

•	file the Exchange Offer Registration Statement with respect to a registered offer to exchange the Restricted Notes for the Exchange Notes having terms substantially identical to the Restricted Notes being exchanged, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default;

•	cause the Exchange Offer Registration Statement to become effective and continuously effective, supplemented and amended, for a period ending on the earlier of (i) 180 days from the date on which the Exchange Offer Registration Statement becomes or is declared effective and (ii) the date on which a broker-dealer registered under the 1933 Act is no longer required to deliver a prospectus in connection with market-making or other trading activities; and

•	cause the exchange offer to be consummated on the earliest practicable date after the Exchange Offer Registration Statement has become or been declared effective, but in no event later than 365 days after the initial issuance of the Restricted Notes (or if such 365th day is not a business day, the next succeeding business day).

We also agreed to keep the Exchange Offer Registration Statement effective for not less than the minimum period required under applicable federal and state securities laws to consummate the exchange offer; provided, however, that in no event shall such period be less than 20 business days after the commencement of the exchange offer. If there is a Registration Default, the interest rate borne by the Restricted Notes will increase by 0.25% per annum and will increase by an additional 0.25% per annum on the principal amount of Notes with respect to each subsequent 90-day period, up to a maximum of additional interest of 0.50% per annum. Additional Interest due pursuant to Registration Defaults will be paid in cash on the relevant interest payment date to holders of record on the relevant regular record dates. Following the cure of all Registration Defaults relating to the Restricted Notes, the interest rate borne by the Restricted Notes will be reduced to the original interest rate borne by Restricted Notes; provided, however, that, if after any such reduction in interest rate, a different Registration Default occurs, the interest rate borne by the Restricted Notes will again be increased pursuant to the foregoing provisions.

If the Company is not able to effect the exchange offer, the Company will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective.

The Exchange Notes will be issued without a restrictive legend, and except as set forth below, you may resell or otherwise transfer them without registration under the 1933 Act. After we complete the exchange offer, our obligation to register the exchange of Exchange Notes for Restricted Notes will terminate. A copy of the registration rights agreement has been filed as an exhibit to the registration statement of which this prospectus is a part.

Based on interpretations by the staff of the SEC set forth in no-action letters issued to third parties unrelated to us, including Exxon Capital Holdings Corp., SEC no-action letter (April 13, 1988), Morgan, Stanley & Co. Inc., SEC no-action letter (June 5, 1991) and Shearman & Sterling, SEC no-action letter (July 2, 1993), subject to the limitations described in the succeeding three paragraphs, we believe that you may resell or otherwise transfer the Exchange Notes issued to you in the exchange offer without compliance with the registration and prospectus delivery requirements of the 1933 Act. Our belief, however, is based on your representations to us that:

•	you are acquiring the Exchange Notes in the ordinary course of your business;

•	you are not engaging in and do not intend to engage in a distribution of the Exchange Notes;

•	you do not have an arrangement or understanding with any person or entity to participate in the distribution of the Exchange Notes;

•	you are not our “affiliate” as that term is defined in Rule 405 under the 1933 Act;

•	you are not a broker-dealer tendering Restricted Notes acquired directly from us for your own account; and

•	you are not acting on behalf of any person that could not truthfully make these representations.

If you cannot make the representations described above, you may not participate in the exchange offer, you may not rely on the staff’s interpretations discussed above, and you must, in the absence of an exemption therefrom, comply with registration and the prospectus delivery requirements of the 1933 Act in order to resell your Restricted Notes.

Each broker-dealer that receives Exchange Notes for its own account in the exchange offer for Restricted Notes that were acquired as a result of market-making or other trading activities must acknowledge that it will comply with the prospectus delivery requirements of the 1933 Act in connection with any resale or other transfer of the Exchange Notes received in the exchange offer. See “Plan of Distribution.”

We have not asked the staff for a no-action letter in connection with the exchange offer, however, and we cannot assure you that the staff would make a similar determination with respect to the exchange offer.

If you are not eligible to participate in the exchange offer, you can elect to have your Restricted Notes registered for resale on a “shelf” registration statement pursuant to Rule 415 under the 1933 Act. In the event that we are obligated to file a shelf registration statement, we will be required to use commercially reasonable efforts to keep the shelf registration statement effective for so long as such Restricted Notes remain registrable securities under the applicable registration rights agreement. Other than as set forth in this paragraph, you will not have the right to require us to register your Restricted Notes under the 1933 Act. See “—Procedures for Tendering Restricted Notes.”

Consequences of Failure to Exchange

If you do not participate or validly tender your Restricted Notes in the exchange offer:

•	you will retain your Restricted Notes that are not registered under the 1933 Act and they will continue to be subject to restrictions on transfer that are described in the legend on the Restricted Notes;

•	you will not be able to require us to register your Restricted Notes under the 1933 Act unless, as set forth above, you do not receive freely tradable Exchange Notes in the exchange offer or are not eligible to participate in the exchange offer, and we are obligated to file a shelf registration statement;

•	you will not be able to resell or otherwise transfer your Restricted Notes unless they are registered under the 1933 Act or unless you offer to resell or transfer them pursuant to an exemption under the 1933 Act; and

•	the trading market for your Restricted Notes will become more limited to the extent that other holders of Restricted Notes participate in the exchange offer.

Terms of the Exchange Offer

Upon the terms and subject to the conditions set forth in this prospectus and in the accompanying Letter of Transmittal, we will accept any and all Restricted Notes validly tendered and not withdrawn prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer. We will issue $1,000 principal amount of the Exchange Notes in exchange for each $1,000 principal amount of the Restricted Notes accepted in the exchange offer. You may tender some or all of your Restricted Notes pursuant to the exchange offer; however, Restricted Notes may be tendered only in denominations of $2,000 and integral multiples of $1,000 in excess thereof. The Exchange Notes issued to you in the exchange offer will be delivered by credit to the accounts at DTC of the applicable DTC participants.

The form and terms of the Exchange Notes are substantially identical to those of the Restricted Notes, except that the transfer restrictions and registration rights relating to the Restricted Notes will not apply to the Exchange Notes, and the Exchange Notes will not provide for the payment of additional interest in the event of a registration default. In addition, the Exchange Notes will bear a different CUSIP number than the Restricted Notes (except for Restricted Notes sold pursuant to the shelf registration statement described above). The Exchange Notes will be issued under and entitled to the benefits of the same indenture that authorized the issuance of the Restricted Notes.

As of the date of this prospectus, $500,000,000 aggregate principal amount of the Restricted Notes are outstanding and registered in the name of Cede & Co., as nominee for DTC. This prospectus, together with the Letter of Transmittal, is being sent to the registered holder and to others believed to have beneficial interests in the Restricted Notes. We intend to conduct the exchange offer in accordance with the applicable requirements of the 1934 Act and the rules and regulations of the SEC promulgated under the 1934 Act.

We will be deemed to have accepted validly tendered Restricted Notes if and when we have given oral (any such oral notice to be promptly confirmed in writing) or written notice of our acceptance to U.S. Bank Trust Company, National Association, the exchange agent for the exchange offer. The exchange agent will act as our agent for the purpose of receiving from us the Exchange Notes for the tendering noteholders. If we do not accept any tendered Restricted Notes because of an invalid tender, the occurrence of certain other events set forth in this prospectus or otherwise, we will return such Restricted Notes by credit to the accounts at DTC of the applicable DTC participants, without expense, to the tendering noteholder as promptly as practicable after the expiration date of the exchange offer.

You will not be required to pay brokerage commissions or fees or transfer taxes, except as set forth under “—Transfer Taxes,” with respect to the exchange of your Restricted Notes in the exchange offer. We will pay all charges and expenses, other than certain applicable taxes, in connection with the exchange offer. See “—Fees and Expenses.”

Expiration Date; Extension; Amendment

The expiration date for the exchange offer will be 11:59 p.m., New York City time, on,     2026, unless we determine, in our sole discretion, to extend the exchange offer, in which case it will expire at the later date and time to which it is extended. We do not currently intend to extend the exchange offer, however, although we reserve the right to do so. If we extend the exchange offer, we may delay acceptance of any Restricted Notes by giving oral (any such oral notice to be promptly confirmed in writing) or written notice of the extension to the exchange agent and give each registered holder of Restricted Notes notice by means of a press release or other public announcement of any extension prior to 9:00 a.m., New York City time, on the next business day after the scheduled expiration date.

We also reserve the right, in our sole discretion:

•	to accept tendered Restricted Notes upon the expiration of the exchange offer, and extend the exchange offer with respect to untendered Restricted Notes;

•	subject to applicable law, to delay accepting any Restricted Notes, to extend the exchange offer or to terminate the exchange offer if, in our reasonable judgment, any of the conditions set forth under “—Conditions” have not been satisfied or waived, to terminate the exchange offer by giving oral (any such oral notice to be promptly confirmed in writing) or written notice of such delay or termination to the exchange agent; or

•	to amend or waive the terms and conditions of the exchange offer in any manner by complying with Rule 14e-l(d) under the 1934 Act, to the extent that rule applies.

We will notify you as promptly as we can of any extension, termination or amendment. In addition, we acknowledge and undertake to comply with the provisions of Rule 14e-l(c) under the 1934 Act, which requires us to issue the Exchange Notes, or return the Restricted Notes tendered for exchange, promptly after the termination or withdrawal of the exchange offer.

Procedures for Tendering Restricted Notes

The Restricted Notes are represented by global securities without interest coupons in fully registered form, registered in the name of Cede & Co., as nominee for DTC. Beneficial interests in the global securities are held by direct or indirect participants in DTC through certificateless depositary interests and are shown on, and transfers of these interests are effected only through, records maintained in book-entry form by DTC with respect to its participants. You are not entitled to receive certificated Restricted Notes in exchange for your beneficial interest in these global securities except in limited circumstances described in “Description of the Exchange Notes—Book-Entry System.”

Accordingly, you must tender your Restricted Notes pursuant to DTC’s ATOP procedures. As the DTC’s ATOP system is the only method of processing exchange offers through DTC, you must instruct a participant in DTC to transmit to the exchange agent on or prior to the expiration date for the exchange offer a computer-generated message transmitted by means of the ATOP system and received by the exchange agent and forming a part of a confirmation of book-entry transfer, in which you acknowledge and agree to be bound by the terms of the Letter of Transmittal, instead of sending a signed, hard copy Letter of Transmittal. DTC is obligated to communicate those electronic instructions to the exchange agent. To tender Restricted Notes through the ATOP system, the electronic instructions sent to DTC and transmitted by DTC to the exchange agent must contain the character by which the participant acknowledges its receipt of, and agrees to be bound by, the Letter of Transmittal, including the representations to us described above under “—Purpose and Effect of the Exchange Offer,” and be received by the exchange agent prior to 11:59 p.m., New York City time, on the expiration date.

If you hold Restricted Notes through a broker, dealer, commercial bank, trust company, other financial institution or other nominee, each referred to herein as an “intermediary,” and you wish to tender your Restricted Notes, you should contact such intermediary promptly and instruct such intermediary to tender on your behalf. So long as the Restricted Notes are in book-entry form represented by global securities, Restricted Notes may only be tendered by your intermediary pursuant to DTC’s ATOP procedures.

If you tender a Restricted Note and you do not properly withdraw the tender prior to the expiration date, you will have made an agreement with us to participate in the exchange offer in accordance with the terms and subject to the conditions set forth in this prospectus and in the Letter of Transmittal.

We will determine, in our sole discretion, all questions regarding the validity, form, eligibility, including time of receipt, acceptance and withdrawal of tendered Restricted Notes. Our determination will be final and binding. We reserve the absolute right to reject any and all Restricted Notes not validly tendered or any Restricted Notes our acceptance of which would, in the opinion of our counsel, be unlawful. We also reserve the right to waive any defects, irregularities or conditions of tender as to certain Restricted Notes. Our interpretation of the terms and conditions of the exchange offer, including the instructions in the Letter of Transmittal, will be final and binding on all parties.

You must cure any defects or irregularities in connection with tenders of your Restricted Notes within the time period that we determine unless we waive that defect or irregularity. Although we intend to notify you of defects or irregularities with respect to your tender of Restricted Notes, neither we, the Trustee, the exchange agent nor any other person will incur any liability for failure to give this notification. Your tender will not be deemed to have been made and your Restricted Notes will be returned to you unless otherwise provided in the Letter of Transmittal, as soon as practicable following the expiration of the exchange offer, if:

•	you invalidly tender your Restricted Notes;

•	you have not cured any defects or irregularities in your tender; and

•	we have not waived those defects, irregularities or invalid tender.

•	In addition, we reserve the right in our sole discretion to:

•	purchase or make offers for, or offer Exchange Notes for, any Restricted Notes that remain outstanding subsequent to the expiration of the exchange offer;

•	terminate the exchange offer; and

•	to the extent permitted by applicable law, purchase Restricted Notes in the open market, in privately negotiated transactions or otherwise.

The terms of any of these purchases of or offers for Restricted Notes could differ from the terms of the exchange offer.

In all cases, the issuance of Exchange Notes for Restricted Notes that are accepted for exchange in the exchange offer will be made only after timely receipt by the exchange agent of a timely book-entry confirmation of your Restricted Notes into the exchange agent’s account at DTC, a computer-generated message instead of the Letter of Transmittal, and all other required documents. If any tendered Restricted Notes are not accepted for any reason set forth in the terms and conditions of the exchange offer or if Restricted Notes are submitted for a greater principal amount than you indicate your desire to exchange, the unaccepted or non-exchanged Restricted Notes, or Restricted Notes in substitution therefor, will be returned without expense to you by credit to the accounts at DTC of the applicable DTC participant, as promptly as practicable after rejection of tender or the expiration or termination of the exchange offer.

Book-Entry Transfer

The exchange agent will make a request to establish an account with respect to the Restricted Notes at DTC for purposes of the exchange offer after the date of this prospectus, and any financial institution that is a participant in DTC’s systems may make book-entry delivery of Restricted Notes being tendered by causing DTC to transfer such Restricted Notes into the exchange agent’s account at DTC in accordance with DTC’s procedures for transfer.

Any DTC participant wishing to tender Restricted Notes in the exchange offer (whether on its own behalf or on behalf of the beneficial owner of Restricted Notes) should transmit its acceptance to DTC sufficiently far in advance of the expiration of the exchange offer so as to permit DTC to take the following actions prior to 11:59 p.m., New York City time, on the expiration date. DTC will verify such acceptance, execute a book-entry transfer of the tendered Restricted Notes into the exchange agent’s account at DTC and then send to the exchange agent a confirmation of such book-entry transfer. The confirmation of such book-entry transfer will include a confirmation that such DTC participant acknowledges and agrees (on behalf of itself and on behalf of any beneficial owner of the applicable Restricted Notes) to be bound by the Letter of Transmittal. All of the foregoing, together with any other required documents, must be delivered to and received by the exchange agent prior to 11:59 p.m., New York City time, on the expiration date.

No Guaranteed Delivery Procedures

Guaranteed delivery procedures are not available in connection with the exchange offer.

Withdrawal Rights

You may withdraw tenders of your Restricted Notes at any time prior to 11:59 p.m., New York City time, on the expiration date of the exchange offer.

For your withdrawal to be effective, the exchange agent must receive an electronic ATOP transmission of the notice of withdrawal at its address set forth below under “—Exchange Agent,” prior to 11:59 p.m., New York City time, on the expiration date.

The notice of withdrawal must:

•	specify the name and DTC account number of the DTC participant that tendered such Restricted Notes;

•	specify the principal amount of Restricted Notes to be withdrawn;

•	specify the name and account number of the DTC participant to which the withdrawn Restricted Notes should be credited; and

•	contain a statement that the holder is withdrawing its election to have the Restricted Notes exchanged.

We will determine all questions regarding the validity, form and eligibility, including time of receipt, of withdrawal notices. Our determination will be final and binding on all parties. Any Restricted Notes that have been withdrawn will be deemed not to have been validly tendered for exchange for purposes of the exchange offer. Any Restricted Notes that have been tendered for exchange but that are withdrawn and not exchanged will be returned by credit to the account at DTC of the applicable DTC participant without cost as soon as practicable after withdrawal. Properly withdrawn Restricted Notes may be retendered by following one of the procedures described under “—Procedures for Tendering Restricted Notes” above at any time on or prior to 11:59 p.m., New York City time, on the expiration date.

No Appraisal or Dissenters’ Rights

You do not have any appraisal or dissenters’ rights in connection with the exchange offer.

Conditions

Notwithstanding any other provision of the exchange offer, and subject to our obligations under the related registration rights agreement, we will not be required to accept for exchange, or to issue Exchange Notes in exchange for, any Restricted Notes and may terminate or amend the exchange offer, if at any time before the acceptance of any Restricted Notes for exchange any one of the following events occurs:

•	any injunction, order or decree has been issued by any court or any governmental agency that would prohibit, prevent or otherwise materially impair our ability to complete the exchange offer; or

•	the exchange offer violates any applicable law or any applicable interpretation of the staff of the SEC.

These conditions are for our sole benefit, and we may assert them regardless of the circumstances giving rise to them, subject to applicable law. We also may waive in whole or in part at any time and from time to time any particular condition in our sole discretion. If we waive a condition, we may be required, in order to comply with applicable securities laws, to extend the expiration date of the exchange offer. Our failure at any time to exercise any of the foregoing rights will not be deemed a waiver of these rights, and these rights will be deemed ongoing rights which may be asserted at any time and from time to time.

In addition, we will not accept for exchange any Restricted Notes validly tendered, and no Exchange Notes will be issued in exchange for any tendered Restricted Notes, if, at the time the Restricted Notes are tendered, any stop order is threatened by the SEC or in effect with respect to the registration statement of which this prospectus is a part or the qualification of the Indenture under the Trust Indenture Act of 1939, as amended.

The exchange offer is not conditioned on any minimum principal amount of Restricted Notes being tendered for exchange.

Exchange Agent

We have appointed U.S. Bank Trust Company, National Association as exchange agent for the exchange offer. Questions, requests for assistance and requests for additional copies of this prospectus, the Letter of Transmittal and other related documents should be directed to the exchange agent addressed as follows:

U.S. Bank Trust Company, National Association, as Exchange Agent

By Registered or Certified Mail, Overnight Delivery on or before

11:59 p.m. New York City Time on the Expiration Date:

U.S. Bank Trust Company, National Association

Attn: Corporate Actions

111 Fillmore Avenue

St. Paul, MN 55107-1402

For Information or Confirmation by Telephone Call:

(800) 934-6802

By Email or Facsimile Transmission (for Eligible Institutions only):

Email: cts.specfinance@usbank.com

Facsimile: (651) 466-7367

DELIVERY OF A LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE, OR TRANSMISSION OF SUCH LETTER OF TRANSMITTAL VIA FACSIMILE OTHER THAN AS SET FORTH ABOVE, WILL NOT CONSTITUTE A VALID DELIVERY.

The exchange agent also acts as the Trustee under the Indenture.

Fees and Expenses

We will not pay brokers, dealers or others soliciting acceptances of the exchange offer. The principal solicitation is being made by mail. Additional solicitations, however, may be made in person, by email or by telephone by our officers and employees.

We will pay the estimated cash expenses to be incurred in connection with the exchange offer. These are estimated in the aggregate to be approximately $ , which includes fees and expenses of the exchange agent and accounting, legal, printing and related fees and expenses.

Transfer Taxes

You will not be obligated to pay any transfer taxes in connection with a tender of your Restricted Notes unless Exchange Notes are to be registered in the name of, or Restricted Notes (or any portion thereof) not tendered or not accepted in the exchange offer are to be returned to, a person other than the registered tendering holder of the Restricted Notes, in which event the registered tendering holder will be responsible for the payment of any applicable transfer tax. In addition, tendering holders will be responsible for any transfer tax imposed for any reason other than the transfer of Restricted Notes to, or upon the order of, the Company pursuant to the exchange offer.

Accounting Treatment

We will not recognize any gain or loss for accounting purposes upon the consummation of the exchange offer. We will amortize the expense of the exchange offer over the term of the Exchange Notes under generally accepted accounting principles in the United States of America (“GAAP”). The unamortized debt issuance costs are reflected in the carrying value of the Notes as presented in the Consolidated Statements of Assets and Liabilities. Debt issuance costs are amortized through the life of the Notes and recorded as interest expense in the current period.

DESCRIPTION OF THE EXCHANGE NOTES

We issued the Restricted Notes, and will issue the Exchange Notes, under the Base Indenture and the Third Supplemental Indenture. The following description is a summary of the material provisions of the Indenture. It does not restate the Indenture in its entirety. We urge you to read the Indenture, a copy of which is filed as an exhibit to the registration statement of which this prospectus forms a part, because it, and not this description, defines your rights as holders of the Notes.

Capitalized terms used but not otherwise defined herein will have the meanings given to them in the Notes or the Indenture, as applicable.

The registered holder of a Note will be treated as the owner of it for all purposes. Only registered holders will have rights under the Indenture.

General

The Restricted Notes are, and the Exchange Notes will be, our general senior unsecured obligations ranking equally in right of payment with all of our other senior unsecured indebtedness from time to time outstanding. The Notes will mature on August 15, 2028, unless previously redeemed or repurchased in full by us as provided below under “—Optional Redemption” or “—Offer to Repurchase Upon a Change of Control Repurchase Event.” The Exchange Notes and the Restricted Notes that remain outstanding after the exchange offer will be a single series under the Indenture.

The Restricted Notes bear, and the Exchange Notes will bear, cash interest at the rate of 5.450% per annum from February 15, 2026 to the stated maturity or date of earlier redemption. Interest on the Notes will be payable semi-annually in arrears on each of February 15 and August 15, commencing February 15, 2026 (if an interest payment date falls on a day that is not a business day, then the applicable interest payment will be made on the next succeeding business day and no additional interest will accrue as a result of such delayed payment), to the persons in whose names such notes were registered at the close of business on the immediately preceding February 1 and August 1 (whether or not a business day), respectively.

Interest payments in respect of the Notes will equal the amount of interest accrued from and including the immediately preceding interest payment date in respect of which interest has been paid or duly provided for (or from and including the date of issue, if no interest has been paid or duly provided for with respect to the Notes), to, but excluding, the applicable interest payment date or stated maturity date or date of early redemption, as the case may be. Interest on the Notes will be computed on the basis of a 360-day year comprised of twelve 30-day months. The Trustee shall have no duty or responsibility to calculate or verify the interest rate.

If an interest payment date or the stated maturity date or date of early redemption of the Notes falls on a Saturday, Sunday or other day on which banking institutions in The City of New York are authorized or obligated by law or executive order to close, the required payment due on such date will instead be made on the next business day. No further interest will accrue as a result of such delayed payment.

We issued the Restricted Notes in an aggregate principal amount of $500.0 million on July 23, 2025, in transactions not requiring registration under the 1933 Act.

The Indenture does not limit the aggregate principal amount of the debt securities which we may issue thereunder and provides that we may issue debt securities thereunder from time to time in one or more series. We may, without the consent of the holders of the Notes, issue additional Notes (in any such case, other than any Exchange Notes, “Additional Notes”) under the Indenture with the same ranking and the same interest rate, maturity and other terms as the Notes; provided that, if such Additional Notes are not treated as part of a qualified reopening with respect to the Notes (or any other tranche of Additional Notes) for U.S. federal income tax purposes, then such Additional Notes will have different CUSIP and ISIN numbers from the Notes (and any such other tranche of Additional Notes). Any Additional Notes and the existing Notes will constitute a single series under the Indenture and all references to the relevant Notes herein will include the Additional Notes unless the context otherwise requires.

We do not intend to list the Notes on any securities exchange or any automated dealer quotation system.

The Notes will be issued only in fully registered form without coupons in minimum denominations of $2,000 and integral multiples of $1,000 in excess thereof. The Notes may be presented for transfer (duly endorsed or accompanied by a written instrument of transfer, if so required by us or the security registrar) or exchanged for other notes (containing identical terms and provisions, in any authorized denominations, and of a like aggregate principal amount) at the office or agency maintained by us for such purposes (initially the corporate trust office of the Trustee). Such transfer or exchange will be made without service charge, but we may require payment of a sum sufficient to cover any tax or other governmental charge and any other expenses then payable. Prior to the due presentment of a Note for registration of transfer, we, the Trustee and any other agent of ours or the Trustee may treat the registered holder of each Note as the owner of such Note for the purpose of receiving payments of principal of and interest on such Note and for all other purposes whatsoever.

The Indenture does not contain any provisions that would limit our ability to incur unsecured indebtedness or that would afford holders of the Notes protection in the event of a sudden and significant decline in our credit quality or a takeover, recapitalization or highly leveraged or similar transaction involving us. Accordingly, we could in the future enter into transactions that could increase the amount of indebtedness outstanding at that time or otherwise affect our capital structure or the credit rating of the Notes.

The Notes will not be subject to any sinking fund (i.e., no amounts will be set aside by us to ensure repayment of the Notes at maturity). As a result, our ability to repay the Notes at maturity will depend on our financial condition on the date that we are required to repay the Notes.

Optional Redemption

We may redeem some or all of the Notes at our option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of:

•	(a) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the Notes matured on the Par Call Date) on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined below) plus 30 basis points for the Notes less (b) interest accrued to the date of redemption, and

•	100% of the principal amount of the Notes to be redeemed,

plus, in either case accrued and unpaid interest thereon to the redemption date of the Notes.

Notwithstanding the foregoing, at any time on or after the Par Call Date, the Company may redeem some of or all of the Notes, at any time and from time to time, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed plus, in each case, accrued and unpaid interest, if any, to, but excluding, the redemption date.

If we choose to redeem any Notes, we will deliver a notice of redemption to holders of such series of Notes to be redeemed not less than 10 nor more than 60 days before the redemption date. If we are redeeming less than all of the Notes, the particular Notes to be redeemed will be selected in accordance with the applicable procedures of the Trustee and, so long as the Notes are registered to DTC or its nominee, the DTC; provided, however, that no such partial redemption will reduce the portion of the principal amount of a Note not redeemed to less than $2,000. Unless we default in payment of the redemption price, on and after the redemption date, interest will cease to accrue on the Notes or portions of the Notes called for redemption.

“Treasury Rate” means, with respect to any redemption date of the Notes, the yield determined by us in accordance with the below.

The Treasury Rate shall be determined by us after 4:15 p.m., New York City time (or after such time as yields on U.S. government securities are posted daily by the Board of Governors of the Federal Reserve System), on the third business day preceding the redemption date based upon the yield or yields for the most recent day that appear after such time on such day in the most recent statistical release published by the Board of Governors of the Federal Reserve System designated as “Selected Interest Rates (Daily)— H.15” (or any successor designation or publication) (“H.15”) under the caption “U.S. government securities–Treasury constant maturities–Nominal” (or any successor caption or heading) (“H.15 TCM”). In determining the Treasury Rate, we shall select, as applicable: (1) the yield for the Treasury constant maturity on H.15 exactly equal to the period from the redemption date to the Par Call Dates (the “Remaining Life”); or (2) if there is no such Treasury constant maturity on H.15 exactly equal to the Remaining Life, the two yields—one yield corresponding to the Treasury constant maturity on H.15 immediately shorter than and one yield corresponding to the Treasury constant maturity on H.15 immediately longer than the Remaining Life—and shall interpolate to the applicable Par Call Date of the Notes on a straight-line basis (using the actual number of days) using such yields and rounding the result to three decimal places; or (3) if there is no such Treasury constant maturity on H.15 shorter than or longer than the Remaining Life, the yield for the single Treasury constant maturity on H.15 closest to the Remaining Life. For purposes of this paragraph, the applicable Treasury constant maturity or maturities on H.15 shall be deemed to have a maturity date equal to the relevant number of months or years, as applicable, of such Treasury constant maturity from the redemption date.

If on the third business day preceding the redemption date H.15 TCM is no longer published, we shall calculate the Treasury Rate based on the rate per annum equal to the semi-annual equivalent yield to maturity at 11:00 a.m., New York City time, on the second business day preceding such redemption date of the United States Treasury security maturing on, or with a maturity that is closest to, the applicable Par Call Date of the Notes, as applicable. If there is no United States Treasury security maturing on the applicable Par Call Date of the Notes but there are two or more United States Treasury securities with a maturity date equally distant from the applicable Par Call Date of the Notes, one with a maturity date preceding the applicable Par Call Date of the Notes and one with a maturity date following the applicable Par Call Date of the Notes, we shall select the United States Treasury security with a maturity date preceding the applicable Par Call Date of the Notes. If there are two or more United States Treasury securities maturing on the applicable Par Call Date of the Notes or two or more United States Treasury securities meeting the criteria of the preceding sentence, we shall select from among these two or more United States Treasury securities the United States Treasury security that is trading closest to par based upon the average of the bid and asked prices for such United States Treasury securities at 11:00 a.m., New York City time. In determining the Treasury Rate in accordance with the terms of this paragraph, the semi-annual yield to maturity of the applicable United States Treasury security shall be based upon the average of the bid and asked prices (expressed as a percentage of principal amount) at 11:00 a.m., New York City time, of such United States Treasury security, and rounded to three decimal places.

Our actions and determinations in determining the redemption price of any of the Notes shall be conclusive and binding for all purposes, absent manifest error. The Trustee shall have no duty or responsibility to calculate or verify the redemption price.

Offer to Repurchase Upon a Change of Control Repurchase Event

If a Change of Control Repurchase Event occurs, unless we have exercised our right to redeem the Notes in full, we will make an offer to each holder of the Notes to repurchase all or any part (in minimum denominations of $2,000 and integral multiples of $1,000 principal amount in excess thereof) of that holder’s Notes at a repurchase price in cash equal to 100% of the aggregate principal amount of Notes repurchased plus any accrued and unpaid interest on the Notes repurchased to, but not including, the date of purchase. Within 30 days following any Change of Control Repurchase Event or, at our option, prior to any Change of Control, but after the public announcement of the Change of Control, we will mail a notice to each holder describing the transaction or transactions that constitute or may constitute the Change of Control Repurchase Event and offering to repurchase Notes on the payment date specified in the notice, which date will be no earlier than 30 days and no later than 60 days from the date such notice is mailed. The notice will, if mailed prior to the date of consummation of the Change of Control, state that the offer to purchase is conditioned on the Change of Control Repurchase Event occurring on or prior to the payment date specified in the notice. We will comply with the requirements of Rule 14e-1 promulgated under the 1934 Act and any other securities laws and regulations thereunder to the extent those laws and regulations are applicable in connection with the repurchase of the Notes as a result of a Change of Control Repurchase Event. To the extent that the provisions of any securities laws or regulations conflict with the Change of Control Repurchase Event provisions of the Notes, we will comply with the applicable securities laws and regulations and will not be deemed to have breached our obligations under the Change of Control Repurchase Event provisions of the Notes by virtue of such conflict.

On the Change of Control Repurchase Event payment date, subject to extension if necessary to comply with the provisions of the 1940 Act and the rules and regulations promulgated thereunder, we will, to the extent lawful:

(1) accept for payment all Notes or portions of Notes properly tendered pursuant to our offer;

(2) deposit with the paying agent an amount equal to the aggregate purchase price in respect of all Notes or portions of Notes properly tendered; and

(3) deliver or cause to be delivered to the Trustee the Notes properly accepted, together with an officers’ certificate stating the aggregate principal amount of Notes being purchased by us.

The paying agent will promptly remit to each holder of Notes properly tendered the purchase price for the Notes, and upon receipt of the written instruction, the Trustee will promptly authenticate and mail (or cause to be transferred by book-entry) to each holder an Exchange Note equal in principal amount to any unpurchased portion of any Notes surrendered; provided that each Exchange Note will be in a minimum principal amount of $2,000 or an integral multiple of $1,000 in excess thereof.

We will not be required to make an offer to repurchase the Notes upon a Change of Control Repurchase Event if a third party makes an offer in the manner, at the times and otherwise in compliance with the requirements for an offer made by us and such third party purchases all Notes properly tendered and not withdrawn under its offer.

The source of funds that will be required to repurchase Notes in the event of a Change of Control Repurchase Event will be our available cash or cash generated from our operations or other potential sources, including funds provided by a purchaser in the Change of Control transaction, borrowings, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of certain of our and our subsidiaries’ financing arrangements provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under our and our subsidiaries’ financing arrangements at that time and to terminate the financing arrangements. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, which is incorporated by reference herein, for a general discussion of our and our subsidiaries’ indebtedness.

Our and our subsidiaries’ future financing arrangements may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our and our subsidiaries’ future financing arrangements, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes and/or our and our subsidiaries’ other debt. See “Risk Factors—Risks Related to the Exchange Notes—We may not be able to repurchase the Notes upon a Change of Control Repurchase Event” in this prospectus for more information.

The definition of “Change of Control” includes a phrase relating to the direct or indirect sale, transfer, conveyance or other disposition of “all or substantially all” of our properties or assets and those of our subsidiaries taken as a whole. Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise, established definition of the phrase under applicable law. Accordingly, the ability of a holder of Notes to require us to repurchase the Notes as a result of a sale, transfer, conveyance or other disposition of less than all of our assets and the assets of our subsidiaries taken as a whole to another person or group may be uncertain.

For purposes of the Exchange Notes:

“Below Investment Grade Rating Event” means the Notes are downgraded below Investment Grade by both Rating Agencies on any date from the date of the public notice of an arrangement that results in a Change of Control until the end of the 60-day period following public notice of the occurrence of a Change of Control (which period will be extended so long as the rating of the Notes is under publicly announced consideration for possible downgrade by either of the Rating Agencies); provided that a Below Investment Grade Rating Event otherwise arising by virtue of a particular reduction in rating will not be deemed to have occurred in respect of a particular Change of Control (and thus will not be deemed a Below Investment Grade Rating Event for purposes of the definition of Change of Control Repurchase Event hereunder) if the Rating Agencies making the reduction in rating to which this definition would otherwise apply do not announce or publicly confirm or inform the Trustee in writing at its request that the reduction was the result, in whole or in part, of any event or circumstance comprised of or arising as a result of, or in respect of, the applicable Change of Control (whether or not the applicable Change of Control will have occurred at the time of the Below Investment Grade Rating Event).

“Change of Control” means the occurrence of any of the following:

(1) the direct or indirect sale, lease, transfer, conveyance or other disposition (other than by way of merger or consolidation) in one or a series of related transactions, of all or substantially all of the assets of the Company and its Controlled Subsidiaries taken as a whole to any “person” or “group” (as those terms are used in Section 13(d)(3) of the 1934 Act), other than to any Permitted Holders; provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Company or its Controlled Subsidiaries will not be deemed to be any such sale, lease, transfer, conveyance or disposition;

(2)  the consummation of any transaction (including, without limitation, any merger or consolidation) the result of which is that any “person” or “group” (as those terms are used in Section 13(d)(3) of the 1934 Act) (other than any Permitted Holders) becomes the “beneficial owner” (as defined in Rules 13d-3 and 13d-5 under the 1934 Act), directly or indirectly, of more than 50% of the outstanding Voting Stock of the Company, measured by voting power rather than number of shares; or

(3)  the approval by the Company’s stockholders of any plan or proposal relating to the liquidation or dissolution of the Company.

“Change of Control Repurchase Event” means the occurrence of a Change of Control and a Below Investment Grade Rating Event.

“Controlled Subsidiary” means any Subsidiary of the Company, 50% or more of the outstanding equity interests of which are owned by the Company and its direct or indirect Subsidiaries and of which the Company possesses, directly or indirectly, the power to direct or cause the direction of the management or policies, whether through the ownership of voting equity interests, by agreement or otherwise.

“Investment Grade” means a rating of Baa3 or better by Moody’s (or its equivalent under any successor rating categories of Moody’s) and BBB- or better by S&P (or its equivalent under any successor rating categories of S&P) (or, in any case, if such Rating Agency ceases to rate the Notes for reasons outside of the Company’s control, the equivalent investment grade credit rating from any Rating Agency selected by the Company as a replacement Rating Agency).

“Moody’s” means Moody’s Investors Service, Inc., or any successor thereto.

“Permitted Holders” means (i) the Company, (ii) one or more of the Company’s Controlled Subsidiaries and (iii) GC Advisors, LLC or an affiliate of GC Advisors, LLC that is organized under the laws of a jurisdiction located in the United States of America and is in the business of managing or advising clients.

“Rating Agency” means:

(1) each of Moody’s and S&P; and

(2) if any of Moody’s or S&P ceases to rate the Notes or fails to make a rating of the Notes publicly available for reasons outside of the Company’s control, a “nationally recognized statistical rating organization” as defined in Section 3(a)(62) of the 1934 Act selected by the Company as a replacement agency for Moody’s and/or S&P, as the case may be.

“S&P” means S&P Global Ratings or any successor thereto.

“Voting Stock” as applied to stock of any Person, means shares, interests, participations or other equivalents in the equity interest (however designated) in such Person having ordinary voting power for the election of a majority of the directors (or the equivalent) of such Person, other than shares, interests, participations or other equivalents having such power only by reason of the occurrence of a contingency.

Covenants

In addition to the covenants described in the Indenture, the following covenants will apply to the Notes. To the extent of any conflict or inconsistency between the Indenture and the following covenants, the following covenants will govern:

Merger, Consolidation or Sale of Assets

The Indenture will provide that we will not merge or consolidate with or into any other person (other than a merger of a wholly owned subsidiary into us), or sell, transfer, lease, convey or otherwise dispose of all or substantially all our property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Company or its Controlled Subsidiaries will not be deemed to be any such sale, transfer, lease, conveyance or disposition; and provided further, that the foregoing does not apply to any sale, transfer, lease, conveyance, or other disposition of all or substantially all of our property to a wholly owned subsidiary) in any one transaction or series of related transactions unless:

•	we are the surviving person, or the Surviving Person, or the Surviving Person (if other than us) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made will be a corporation or limited liability company organized and existing under the laws of the United States or any state or territory thereof;

•	the Surviving Person (if other than us) expressly assumes, by supplemental indenture in form reasonably satisfactory to the Trustee, executed and delivered to the Trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the performance of all the covenants and conditions of the Indenture and the applicable registration rights agreement to be performed by us;

•	immediately before and immediately after giving effect to such transaction or series of related transactions, no default or event of default will have occurred and be continuing; and

•	we will deliver, or cause to be delivered, to the Trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant and that all conditions precedent in the Indenture relating to such transaction have been complied with.

For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of our subsidiaries, which property, if held by us instead of such subsidiaries, would constitute all or substantially all of our property on a consolidated basis, will be deemed to be the transfer of all or substantially all of our property.

Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction. Although these types of transactions may be permitted under the Indenture, certain of the foregoing transactions could constitute a Change of Control that results in a Change of Control Repurchase Event permitting each holder to require us to repurchase the Notes of such holder as described above.

An assumption by any person of obligations under the Notes and the Indenture might be deemed for U.S. federal income tax purposes to be an exchange of the Notes for new Notes by the holders thereof, resulting in recognition of gain or loss for such purposes and possibly other adverse tax consequences to the holders. Holders should consult their own tax advisors regarding the tax consequences of such an assumption.

Other Covenants

•	We agree that for the period of time during which the Notes are outstanding, we will not violate, whether or not we are subject to, Section 18(a)(1)(A) of the 1940 Act as modified generally by Section 61(a) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC.

•	If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the 1934 Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the Trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with GAAP, as applicable.

Events of Default

Each of the following will be an event of default:

(1) default in the payment of any interest upon any Note when due and payable and the default continues for a period of 30 days;

(2) default in the payment of the principal of (or premium, if any, on) any Note when it becomes due and payable at its maturity including upon any redemption date or required repurchase date;

(3) default by us in the performance, or breach, of any covenant or agreement in the Indenture or the Notes (other than a covenant or agreement a default in whose performance or whose breach is elsewhere in the Indenture specifically dealt with or that has expressly been included in the Indenture solely for the benefit of a series of securities other than the Notes), and continuance of such default or breach for a period of 60 consecutive days after there has been given, to us by the Trustee or to us and the Trustee by the holders of at least 25% in principal amount of the Notes a written notice specifying such default or breach and requiring it to be remedied and stating that such notice is a “Notice of Default” under the Indenture;

(4) default by us or any of our significant subsidiaries, as defined in Article 1, Rule 1-02 of Regulation S-X promulgated under the 1934 Act (but excluding any subsidiary which is (a) a non-recourse or limited recourse subsidiary, (b) a bankruptcy remote special purpose vehicle or (c) is not consolidated with Golub Capital Private Credit Fund for purposes of GAAP), with respect to any mortgage, agreement or other instrument under which there may be outstanding, or by which there may be secured or evidenced, any indebtedness for money borrowed in excess of $100 million in the aggregate of us and/or any such significant subsidiary, whether such indebtedness now exists or will hereafter be created (i) resulting in such indebtedness becoming or being declared due and payable or (ii) constituting a failure to pay the principal or interest of any such debt when due and payable at its stated maturity, upon required repurchase, upon declaration of acceleration or otherwise, unless, in either case, such indebtedness is discharged, or such acceleration is rescinded, stayed or annulled, within a period of 30 calendar days after written notice of such failure is given to us by the Trustee or to us and the Trustee by the holders of at least 25% in aggregate principal amount of the Notes then outstanding;

(5) pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, on the last business day of each of 24 consecutive calendar months, any class of securities must have an asset coverage (as such term is used in the 1940 Act and the rules and regulations promulgated thereunder) of less than 100% giving effect to any exemptive relief granted to us by the SEC; or

(6) certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 60 days.

If an event of default occurs and is continuing, then and in every such case (other than an event of default specified in item (6) above) the Trustee or the holders of at least 25% in principal amount of the Notes may declare the entire principal amount of the outstanding Notes to be due and payable immediately, by a notice in writing to us (and to the Trustee if given by the holders), and upon any such declaration such principal or specified portion thereof will become immediately due and payable. Notwithstanding the foregoing, in the case of the events of bankruptcy, insolvency or reorganization described in item (6) above, 100% of the principal of and accrued and unpaid interest on the Notes will automatically become due and payable.

At any time after a declaration of acceleration with respect to the Notes has been made and before a judgment or decree for payment of the money due has been obtained by the Trustee, the holders of a majority in principal amount of the outstanding Notes, by written notice to us and the Trustee, may rescind and annul such declaration and its consequences if (i) we have paid or deposited with the Trustee a sum sufficient to pay all overdue installments of interest, if any, on all outstanding Notes, the principal of (and premium, if any, on) all outstanding Notes that have become due otherwise than by such declaration of acceleration and interest thereon at the rate or rates borne by or provided for in such Notes, to the extent that payment of such interest is lawful interest upon overdue installments of interest at the rate or rates borne by or provided for in such Notes, and all sums paid or advanced by the Trustee and the reasonable compensation, expenses, disbursements and advances of the Trustee, its agents and counsel, and (ii) all events of default with respect to the Notes, other than the nonpayment of the principal of (or premium, if any, on) or interest on such Notes that have become due solely by such declaration of acceleration, have been cured or waived. No such rescission will affect any subsequent default or impair any right consequent thereon.

No holder of Notes will have any right to institute any proceeding, judicial or otherwise, with respect to the Indenture, or for the appointment of a receiver or trustee, or for any other remedy under the Indenture, unless:

(i) such holder has previously given written notice to the Trustee of a continuing event of default with respect to the Notes;

(ii) the holders of not less than 25% in principal amount of the outstanding Notes have made written request to the Trustee to institute proceedings in respect of such event of default;

(iii) such holder or holders have offered to the Trustee indemnity and/or security, satisfactory to the Trustee, against the costs, expenses and liabilities to be incurred in compliance with such request;

(iv) the Trustee for 60 days after its receipt of such notice, request and offer of indemnity has failed to institute any such proceeding; and

(v) no direction inconsistent with such written request has been given to the Trustee during such 60-day period by the holders of a majority in principal amount of the outstanding Notes.

Notwithstanding any other provision in the Indenture, the holder of any Note will have the right, which is absolute and unconditional, to receive payment of the principal of (and premium, if any, on) and interest, if any, on such Note on the stated maturity or maturity expressed in such Note (or, in the case of redemption, on the redemption date or, in the case of repayment at the option of the holders, on the repayment date) and to institute suit for the enforcement of any such payment, and such rights will not be impaired without the consent of such holder.

The Trustee will be under no obligation to exercise any of the rights or powers vested in it by the Indenture at the request or direction of any of the holders of the Notes unless such holders have offered to the Trustee security and/or indemnity satisfactory to the Trustee against the costs, expenses and liabilities which might be incurred by it in compliance with such request or direction. Subject to the foregoing, the holders of a majority in principal amount of the outstanding Notes will have the right to direct the time, method and place of conducting any proceeding for any remedy available to the Trustee or exercising any trust or power conferred on the Trustee with respect to the Notes, provided that (i) such direction may not be in conflict with any rule of law or with the Indenture, (ii) the Trustee may take any other action deemed proper by the Trustee that is not inconsistent with such direction and (iii) the Trustee need not take any action that it determines in good faith may involve it in personal liability or be unjustly prejudicial to the holders of Notes not consenting (it being understood that the Trustee does not have an affirmative duty to ascertain whether or not any such directions are unduly prejudicial to such holders).

The holders of not less than a majority in principal amount of the outstanding Notes may on behalf of the holders of all of the Notes waive any past default under the Indenture with respect to the Notes and its consequences, except a default (i) in the payment of (or premium, if any, on) or interest, if any, on any Note, or (ii) in respect of a covenant or provision of the Indenture which cannot be modified or amended without the consent of the holder of each outstanding Note affected. Upon any such waiver, such default will cease to exist, and any event of default arising therefrom will be deemed to have been cured, for every purpose, but no such waiver may extend to any subsequent or other default or event of default or impair any right consequent thereto.

We are required to deliver to the Trustee, within 120 days after the end of each fiscal year, an officers’ certificate as to the knowledge of the signers whether we are in default in the performance of any of the terms, provisions or conditions of the Indenture.

Within 90 days after the occurrence of any default under the Indenture with respect to the Notes, the Trustee must transmit notice of such default known to the Trustee, unless such default has been cured or waived; provided, however, that, except in the case of a default in the payment of the principal of (or premium, if any, on) or interest, if any, on any Note, the Trustee will be protected in withholding such notice if and so long as the board of directors, the executive committee or a trust committee of directors of the Trustee in good faith determines that withholding of such notice is in the interest of the holders of the Notes.

Satisfaction and Discharge; Defeasance

We may satisfy and discharge our obligations under the Indenture by delivering to the security registrar for cancellation all outstanding Notes or by depositing with the Trustee or delivering to the holders, as applicable, after the Notes have become due and payable, or otherwise, moneys sufficient to pay all of the outstanding Notes and paying all other sums payable under the Indenture by us. Such discharge is subject to terms contained in the Indenture.

In addition, the Notes are subject to defeasance and covenant defeasance, in each case, in accordance with the terms of the Indenture.

Trustee

U.S. Bank Trust Company, National Association is the Trustee, security registrar and paying agent. U.S. Bank Trust Company, National Association, in each of its capacities, including without limitation as the Trustee, security registrar and paying agent, assumes no responsibility for the accuracy or completeness of the information concerning us or our affiliates or any other party contained in this document or the related documents or for any failure by us or any other party to disclose events that may have occurred and may affect the significance or accuracy of such information, or for any information provided to it by us, including but not limited to settlement amounts and any other information.

We may maintain banking relationships in the ordinary course of business with the Trustee and its affiliates.

Governing Law

The Indenture provides that it and the Notes will be governed by and construed in accordance with the laws of the State of New York.

Book-Entry, Settlement and Clearance

Global Notes

The Notes will be initially issued in the form of one or more registered Notes in global form, without interest coupons (the “Global Notes”). Upon issuance, each of the Global Notes will be deposited, on the closing date, with the Trustee as custodian for DTC and registered in the name of Cede & Co., as nominee of DTC. Interests in the Global Note representing the Notes sold outside the United States pursuant to Regulation S (the “Regulation S Global Note”) will be credited to the respective accounts of the purchasers (or to such other accounts as they may direct) at Euroclear or Clearstream.

Ownership of beneficial interests in a Global Note will be limited to persons who have accounts with DTC (“DTC participants”) or persons who hold interests through DTC participants. We expect that under procedures established by DTC:

•	upon deposit of a Global Note with DTC’s custodian, DTC will credit portions of the principal amount of the Global Note to the accounts of the DTC participants designated by the initial purchasers; and

•	ownership of beneficial interests in a Global Note will be shown on, and transfer of ownership of those interests will be effected only through, records maintained by DTC (with respect to interests of DTC participants) and the records of DTC participants (with respect to other owners of beneficial interests in the Global Note).

Beneficial interests in Global Notes may not be exchanged for Notes in physical, certificated form except in the limited circumstances described below.

Book-Entry Procedures for Global Notes

All interests in the Global Notes will be subject to the operations and procedures of DTC. We provide the following summary of those operations and procedures solely for the convenience of investors. The operations and procedures of DTC are controlled by that settlement system and may be changed at any time. Neither we, the Trustee nor the initial purchasers are responsible for those operations or procedures.

DTC has advised us that it is:

•	a limited purpose trust company organized under the laws of the State of New York;

•	a “banking organization” within the meaning of the New York State Banking Law;

•	a member of the Federal Reserve System;

•	a “clearing corporation” within the meaning of the Uniform Commercial Code; and

•	a “clearing agency” registered under Section 17A of the 1934 Act.

DTC was created to hold securities for its participants and to facilitate the clearance and settlement of securities transactions between its participants through electronic book-entry changes to the accounts of its participants. DTC’s participants include securities brokers and dealers, including the initial purchasers; banks and trust companies; clearing corporations and other organizations. Indirect access to DTC’s system is also available to others such as banks, brokers, dealers and trust companies; these indirect participants clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly. Investors who are not DTC participants may beneficially own securities held by or on behalf of DTC only through DTC participants or indirect participants in DTC.

So long as DTC’s nominee is the registered owner of a Global Note, that nominee will be considered the sole owner or holder of the Notes represented by that Global Note for all purposes under the indenture. Except as provided below, owners of beneficial interests in a Global Note:

•	will not be entitled to have Notes represented by the Global Note registered in their names;

•	will not receive or be entitled to receive physical, certificated Notes; and

•	will not be considered the owners or holders of the Notes under the indenture for any purpose, including with respect to receiving notices or the giving of any direction, instruction or approval to the Trustee under the indenture.

As a result, each investor who owns a beneficial interest in a Global Note must rely on the procedures of DTC to exercise any rights of a holder of Notes under the indenture (and, if the investor is not a participant or an indirect participant in DTC, on the procedures of the DTC participant through which the investor owns its interest).

Payments of principal and interest with respect to the Notes represented by a Global Note will be made by the Trustee to DTC’s nominee as the registered holder of the Global Note. Neither we nor the Trustee will have any responsibility or liability for the payment of amounts to owners of beneficial interests in a Global Note, for any aspect of the records relating to or payments made on account of those interests by DTC, or for maintaining, supervising or reviewing any records of DTC relating to those interests.

Payments by participants and indirect participants in DTC to the owners of beneficial interests in a Global Note will be governed by standing instructions and customary industry practice and will be the responsibility of those participants or indirect participants and DTC.

Cross-market transfers of beneficial interests in Global Notes between DTC participants, on the one hand, and Euroclear or Clearstream participants, on the other hand, will be effected within DTC through the DTC participants that are acting as depositaries for Euroclear and Clearstream. To deliver or receive an interest in a Global Note held in a Euroclear or Clearstream account, an investor must send transfer instructions to Euroclear or Clearstream, as the case may be, under the rules and procedures of that system and within the established deadlines of that system. If the transaction meets its settlement requirements, Euroclear or Clearstream, as the case may be, will send instructions to its DTC depositary to take action to effect final settlement by delivering or receiving interests in the relevant Global Notes in DTC, and making or receiving payment under normal procedures for same-day funds settlement applicable to DTC. Euroclear and Clearstream participants may not deliver instructions directly to the DTC depositaries that are acting for Euroclear or Clearstream.

Because the settlement of cross-market transfers takes place during New York business hours, DTC participants may employ their usual procedures for sending securities to the applicable DTC participants acting as depositaries for Euroclear and Clearstream. The sale proceeds will be available to the DTC participant seller on the settlement date. Thus, to a DTC participant, a cross-market transaction will settle no differently from a trade between two DTC participants. Because of time zone differences, the securities account of a Euroclear or Clearstream participant that purchases an interest in a Global Note from a DTC participant will be credited on the business day for Euroclear or Clearstream immediately following the DTC settlement date. Cash received in Euroclear or Clearstream from the sale of an interest in a Global Note to a DTC participant will be reflected in the account of the Euroclear of Clearstream participant the following business day, and receipt of the cash proceeds in the Euroclear or Clearstream participant’s account will be back-valued to the date on which settlement occurs in New York. DTC, Euroclear and Clearstream have agreed to the above procedures to facilitate transfers of interests in the Global Notes among participants in those settlement systems. However, the settlement systems are not obligated to perform these procedures and may discontinue or change these procedures at any time. Neither we nor the Trustee will have any responsibility or liability for the performance by DTC, Euroclear or Clearstream or their participants or indirect participants of their obligations under the rules and procedures governing their operations, including maintaining, supervising or reviewing the records relating to, or payments made on account of, beneficial ownership interests in Global Notes.

Transfers between participants in DTC will be effected under DTC’s procedures and will be settled in same-day funds.

Certificated Notes

Notes in physical, certificated form will be issued and delivered to each person that DTC identifies as a beneficial owner of the related Notes only if:

•	DTC notifies us at any time that it is unwilling or unable to continue as depositary for the Global Notes and a successor depositary is not appointed within 90 days;

•	DTC ceases to be registered as a clearing agency under the 1934 Act and a successor depositary is not appointed within 90 days; or

•	an event of default with respect to the Notes has occurred and is continuing and such beneficial owner requests that its Notes be issued in physical, certificated form.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The exchange of Restricted Notes for Exchange Notes in the exchange offer will not constitute a taxable event to holders for U.S. federal income tax purposes. Consequently, for U.S. federal income tax purposes, (i) you will not recognize gain or loss as a result of the exchange, (ii) the holding period of the Exchange Notes you receive will include the holding period of the Restricted Notes exchanged therefor and (iii) the basis of the Exchange Notes you receive will be the same as the basis of the Restricted Notes exchanged therefor immediately before the exchange.

In any event, persons considering the exchange of Restricted Notes for Exchange Notes should consult their own tax advisors concerning the U.S. federal income tax consequences in light of their particular situations as well as any consequences arising under the laws of any other taxing jurisdiction.

For additional information, see “Risk Factors” and “Material U.S. Federal Income Tax Considerations” in Part 1A and Item 1 of Part 1, respectively, of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, which is incorporated herein by reference.

FINANCIAL HIGHLIGHTS

The information in “Financial Highlights” in Part II, Item 8 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and Part I, Item 1 of the Company’s Quarterly Report on Form 10-Q for the quarterly period ended December 31, 2025 is incorporated herein by reference.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The information in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part II, Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and Part I, Item 2 of the Company’s Quarterly Report on Form 10-Q for the quarterly period ended December 31, 2025 is incorporated herein by reference.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The information in “Quantitative and Qualitative Disclosures About Market Risk” in Part II, Item 7A of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and Part I, Item 3 of the Company’s Quarterly Report on Form 10-Q for the quarterly period ended December 31, 2025 is incorporated herein by reference.

PLAN OF DISTRIBUTION

Each broker-dealer that receives Exchange Notes for its own account pursuant to the exchange offer in exchange for Restricted Notes where such Restricted Notes were acquired as a result of market-making or other trading activities must acknowledge that it will deliver a prospectus in connection with any resale or other transfer of such Exchange Notes. This prospectus, as it may be amended or supplemented from time to time, may be used by such a broker-dealer in connection with resales or other transfers of such Exchange Notes. To the extent any such broker-dealer participates in the exchange offer, we have agreed that, for a period of up to 180 days after the completion of the exchange offer, upon request of such broker-dealer, we will make this prospectus, as amended or supplemented, available to such broker-dealer for use in connection with any such resales or other transfers of Exchange Notes, and will deliver as many additional copies of this prospectus and each amendment or supplement to this prospectus and any documents incorporated by reference in this prospectus as such broker-dealer may reasonably request.

We will not receive any proceeds from any resales or other transfers of Exchange Notes by such broker-dealers. Exchange Notes received by such broker-dealers for their own accounts pursuant to the exchange offer may be resold from time to time in one or more transactions in the over-the-counter market, in negotiated transactions, through the writing of options on the Exchange Notes or a combination of these methods of resale, at market prices prevailing at the time of resale, at prices related to such prevailing market prices or at negotiated prices. Any such resale may be made directly to purchasers or to or through brokers or dealers who may receive compensation in the form of commissions or concessions from any such broker-dealer or the purchasers of any such Exchange Notes. Any such broker-dealer that resells Exchange Notes that were received by it for its own account pursuant to the exchange offer and any broker or dealer that participates in a distribution of such Exchange Notes may be deemed to be an “underwriter” of the Exchange Notes within the meaning of the 1933 Act, and any profit on any such resale of Exchange Notes and any commissions or concessions received by any such persons may be deemed to be underwriting compensation under the 1933 Act. The accompanying Letter of Transmittal states that, by acknowledging that it will deliver and by delivering a prospectus, such broker-dealer will not be deemed to admit that it is an “underwriter” of the Exchange Notes within the meaning of the 1933 Act.

BUSINESS OF THE COMPANY

The information in “Business” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 is incorporated herein by reference.

REGULATION OF THE COMPANY

The information in “Business—Regulation” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 is incorporated herein by reference.

SENIOR SECURITIES

Information about our senior securities is shown as of the dates indicated in the below table. The report of our independent registered public accounting firm,              , as of September 30, 2025 has been filed as an exhibit to the registration statement of which this prospectus is a part.

Class and Year/Period	Total Amount Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Adviser Revolver
December 31, 2025 (unaudited)	$—	$1,798	—	N/A
September 30, 2025	$—	$1,847	—	N/A
September 30, 2024	$—	$2,083	—	N/A
September 30, 2023	$—	$2,139	—	N/A
2023 Debt Securitization
December 31, 2025 (unaudited)	$—	$1,798	—	N/A
September 30, 2024	$432,942	$2,083	—	N/A
September 30, 2023	$395,500	$2,139	—	N/A
2025-R Debt Securitization
December 31, 2025 (unaudited)	$556,000	$1,798	—	N/A
September 30, 2025	$556,000	$1,847	—	N/A
2025 Debt Securitization
December 31, 2025 (unaudited)	$599,090	$1,798	—	N/A
September 30, 2025	$599,090	$1,847	—	N/A
SMBC Credit Facility
December 31, 2025 (unaudited)	$1,829,813	$1,798	—	N/A
September 30, 2025	$1,297,041	$1,847	—	N/A
September 30, 2024	$223,854	$2,083	—	N/A
September 30, 2023	$176,770	$2,139	—	N/A
BANA Credit Facility
December 31, 2025 (unaudited)	$498,500	$1,798	—	N/A
September 30, 2025	$310,000	$1,847	—	N/A
2027 Notes(5)
December 31, 2025 (unaudited)	$434,372	$1,798	—	N/A
September 30, 2025	$434,668	$1,847	—	N/A
September 30, 2024	$436,712	$2,083	—	N/A
2028 Notes(6)
December 31, 2025 (unaudited)	$499,779	$1,798	—	$1,006
September 30, 2025	$499,452	$1,847	—	$1,003
2029 Notes(7)
December 31, 2025 (unaudited)	$494,068	$1,798	—	$1,014
September 30, 2025	$494,058	$1,847	—	$993
September 30, 2024	$494,984	$2,083	—	$1,000
2030 Notes(8)
December 31, 2025 (unaudited)	$508,136	$1,798	—	$1,016
September 30, 2025	$509,398	$1,847	—	$1,002
Total Debt
December 31, 2025 (unaudited)	$5,419,758	$1,798	—	N/A
September 30, 2025	$4,699,707	$1,847	—	N/A
September 30, 2024	$1,588,492	$2,083	—	N/A
September 30, 2023	$572,270	$2,139	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)	Asset coverage per unit is the ratio of the carrying value of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.

(3)	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “ — ” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)	Not applicable because such senior securities are not registered for public trading, with the exception of the 2028 Notes, 2029 Notes and 2030 Notes. The average market value per unit calculated for the 2028 Notes, 2029 Notes and 2030 Notes is based on the average monthly prices of such notes and is expressed in terms of dollar amounts per $1,000 of indebtedness.
(5)	Represents $427,060 outstanding of 2027 Notes and an adjustment for the change in fair value of an effective hedge accounting relationship.
(6)	Represents $500,000 outstanding of 2028 Notes less the unamortized discount recognized upon origination and an adjustment for the change in fair value of an effective hedge accounting relationship.
(7)	Represents $500,000 outstanding of 2029 Notes less the unamortized discount recognized upon origination and an adjustment for the change in fair value of an effective hedge accounting relationship.
(8)	Represents $500,000 outstanding of 2030 Notes less the unamortized discount recognized upon origination and an adjustment for the change in fair value of an effective hedge accounting relationship.

PORTFOLIO COMPANIES

The following table sets forth certain information as of December 31, 2025 for each portfolio company in which the Company had an investment. Percentages shown for class of securities held by the Company represent percentage of the class owned and do not necessarily represent voting ownership or economic ownership.

The board of trustees of the Company (the “Board of Trustees”) approved the valuation of the Company’s investment portfolio, as of December 31, 2025, at fair value as determined in good faith using a consistently applied valuation process in accordance with the Company’s documented valuation policy that has been reviewed and approved by the Board of Trustees, who also approve in good faith the valuation of such securities as of the end of each quarter. For more information relating to the Company’s investments, see the Company’s financial statements incorporated by reference in this prospectus.

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
AAL Delaware	14434 Medical Complex Dr, Suite 100	Tomball, TX 77377	Machinery	Senior secured#(9)(24)	SF + 2.75%	(h)	6.47%	07/2031	$5,007	-
ABC Legal Holdings, LLC	1099 Stewart St, Suite 700	Seattle, WA 98101	Diversified Consumer Services	One stop*^	SF + 4.50%	(i)	8.34%	08/2032	26,725	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2032	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2032	-	-
ACP Ulysses Buyer, Inc.	1000 Continental Dr, Suite 600	King of Prussia, PA 19406	Pharmaceuticals	One stop^	SF + 4.75%	(i)	8.42%	02/2030	5,955	-
Acquia, Inc.	53 State St, 10th Floor	Boston, MA 02109	IT Services	One stop^	SF + 5.50%	(i)	9.59%	10/2026	9,956	-
Acrisure, LLC	5664 Prairie Creek Dr SE	Caledonia, MI 49316	Insurance	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	11/2030	25,118	-
				Senior secured#	SF + 3.25%	(h)	6.97%	06/2032	4,987	-
Action Termite Control, LLC	7755 E Gray Road	Scottsdale, AZ 85260	Diversified Consumer Services	Senior secured^(6)	SF + 4.25%		N/A(7)	12/2032	(6)	-
				Senior secured^	SF + 4.25%	(i)	7.96%	12/2032	2,132	-
				Senior secured^(6)	SF + 4.25%		N/A(7)	12/2032	(33)	-
				Preferred stock	N/A		N/A	N/A	358	-
				Common stock	N/A		N/A	N/A	19	0.0%(26)
Active Day, Inc.	6 Neshaminy Interplex, Suite 401	Trevose, PA 19053	Healthcare Providers & Services	One stop^	SF + 5.00%	(h)	8.72%	05/2027	5,385	-
				One stop^(6)	SF + 5.00%		N/A(7)	05/2027	(13)	-
				One stop^	SF + 5.00%	(h)	8.72%	05/2027	1,841	-
Aegion Corporation	580 Goddard Ave	St. Louis, MO 63005	Water Utilities	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	05/2028	17,416	-
				Senior secured#(24)	SF + 3.00%		N/A(7)	05/2028	3	-
Agiliti Health, Inc.	6625 S 78th St	Minneapolis, MN 55439	Healthcare Providers & Services	Senior secured^	SF + 3.00%	(j)	6.86%	05/2030	9,665	-
AGL CLO 20 Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 4.45%		8.33%	10/2037	1,499	-
AGL CLO 45, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.60%		7.70%	01/2039	2,532	-
AGL CLO 46, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.60%		7.15%	01/2039	3,000	-
AGL CLO 5, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.95%		7.74%	01/2039	3,008	-
AHP Health Partners, Inc.	1 Burton Hills Blvd, Suite 250	Nashville, TN 37215	Healthcare Providers & Services	Senior secured^(9)	SF + 2.25%	(h)	5.97%	09/2032	1,388	-
AI Titan Parent, Inc.	4601 Six Forks Rd, Suite 220	Raleigh, NC 27609	Machinery	One stop*^	SF + 4.50%	(h)	8.22%	08/2031	9,209	-
				One stop^	SF + 4.50%	(h)	8.32%	08/2031	400	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2031	(12)	-
AIMCO CLO 20, Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 3.60%		7.53%	10/2038	3,800	-
Alera Group, Inc.	3 Parkway N, Suite 500	Deerfield, IL 60015	Insurance	Senior secured#(24)	SF + 3.25%	(h)	6.97%	05/2032	15,051	-
AMBA Buyer, Inc.	6034 W Courtyard Dr, Suite 300	Austin, TX 78730	Insurance	One stop*	SF + 5.25%	(i)	9.02%	07/2027	7,660	-
				One stop*	SF + 5.25%	(i)	9.02%	07/2027	3,479	-
				One stop*	SF + 5.25%	(i)	9.02%	07/2027	3,071	-
Amberfield Acquisition Co.	3527 Snead Dr	Georgetown, TX 78626	Healthcare Technology	One stop^	SF + 5.50%	(i)	9.17%	05/2030	54	-
				One stop^	SF + 5.50%	(i)	9.17%	05/2030	69	-
				One stop*	SF + 5.50%	(i)	9.17%	05/2030	2,180	-
				Common stock	N/A		N/A	N/A	597	0.4%
Anaplan, Inc.	1450 Brickell Ave, Suite 3040	Miami, FL 33131	Software	One stop*	SF + 4.50%	(i)	8.32%	06/2029	9,900	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Any Hour, LLC	1374 130 S	Orem, UT 84058	Diversified Consumer Services	One stop^	SF + 5.25%	(i)	8.92%	05/2030	811	-
				One stop^(23)	N/A		13.00% PIK	05/2031	4,900	-
				One stop^	SF + 5.25%	(h)(i)	8.96%	05/2030	3,610	-
				One stop*^	SF + 5.25%	(i)	8.92%	05/2030	28,394	-
AOT Packaging Products Acquisitionco, LLC	6 CityPlace Dr, STE 1000	St Louis, MO 63141	Containers & Packaging	Senior secured^#(24)	SF + 3.25%	(h)	6.97%	03/2031	17,396	-
AP Adhesives Holdings, LLC	6035 Baker Rd	Minnetonka, MN 55345	Chemicals	One stop^(6)	SF + 4.75%		N/A(7)	04/2032	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	04/2031	-	-
				One stop*^	SF + 4.75%	(i)	8.66%	04/2032	54,929	-
Apex Group Treasury, LLC	12 Castle St	St. Helier, Jersey JE2 3RT, United Kingdom	Diversified Financial Services	Senior secured^(9)(11)	SF + 3.50%	(i)	7.39%	02/2032	10,293	-
Apex Service Partners, LLC	401 E Jackson St, Suite 3300	Tampa, FL 33602	Diversified Consumer Services	One stop^	SF + 5.00%	(i)	8.78%	10/2030	13,240	-
				One stop^	SF + 5.00%	(i)	8.82%	10/2030	4,258	-
				One stop^	SF + 5.00%	(i)	8.71%	10/2029	350	-
				One stop*^	SF + 5.00%	(i)	8.82%	10/2030	17,889	-
				One stop^	SF + 5.00%	(i)	8.84%	10/2030	7,666	-
				One stop^	SF + 5.00%	(i)	8.81%	10/2030	15,598	-
Apidos CLO LIII	IFC 1 The Esplanade	St. Helier, JE1 4BP Jersey	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.50%		7.38%	07/2038	2,014	-
				Structured Finance Note(9)(20)(25)	SF + 4.80%		8.68%	07/2038	2,389	-
Apidos CLO XXVIII	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		7.83%	10/2038	4,531	-
Appfire Technologies, LLC	1500 District Ave	Burlington, MA 01803	Software	One stop*	SF + 4.75%	(i)	8.42%	03/2028	9,947	-
				One stop^(6)	SF + 4.75%		N/A(7)	03/2028	(225)	-
Aptive Environmental, LLC	5132 N 300 W	Provo, UT 84604	Diversified Consumer Services	One stop&^	SF + 4.75%	(h)	8.47%	10/2032	72,575	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2032	(64)	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2032	(32)	-
Apttus Corporation	13699 Via Varra	Broomfield, CO 80020	Software	Senior secured^#	SF + 3.50%	(i)	7.34%	05/2028	16,368	-
AQA Acquisition Holding, Inc.	450 Artisan Way	Somerville, MA 02145	Software	Senior secured^#	SF + 4.00%	(i)	7.84%	03/2028	24,058	-
Arch Global CCT Holdings Corp.	2600 S Telegraph Rd, Suite 180	Bloomfield Hills, MI 48302	Industrial Conglomerates	Senior secured*	SF + 4.75%	(i)	8.52%	04/2026	6,305	-
				Senior secured*	SF + 4.75%	(i)	8.52%	04/2026	4,099	-
Ares LVII CLO, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.75%		7.63%	10/2038	2,984	-
Ares LXIII CLO, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.35%		8.13%	10/2038	3,511	-
Ares LXXVIII CLO, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.75%		7.59%	01/2039	5,033	-
Argent Bidco SAS	27 Rue Leonard de Vinci	Lisses 91008 Evry Cedex, France	Healthcare Equipment & Supplies	Senior secured#(9)(18)	SF + 2.50%		6.15%	11/2032	4,845	-
Arnott, LLC	100 Sea Ray Dr	Merritt Island, FL 32953	Auto Components	One stop*	SF + 4.75%	(j)	8.62%	11/2030	4,642	-
				One stop^	SF + 4.75%	(j)	8.50%	11/2030	438	-
				Common stock	N/A		N/A	N/A	84	-
Artifact Bidco, Inc.	549 Timpanogos Pkwy, Building G	Orem, UT 84097	Software	One stop^(6)	SF + 6.38%		N/A(7)	05/2031	-	-
				One stop^(6)	SF + 4.25%		N/A(7)	05/2030	-	-
				One stop^(6)	SF + 4.25%		N/A(7)	05/2030	-	-
				One stop*^	SF + 4.15%	(i)	7.82%	05/2031	5,024	-
Ascend Learning, LLC	25 Mall Road, 6th Floor	Burlington, MA 01893	Media	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	12/2028	22,538	-
Ascensus Group Holdings	200 Dryden Rd	Dresher, PA 19025	Consumer Finance	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	11/2032	26,110	-
Ashco, LLC	2500 E. Kearney St	Springfield, MO 65803	Specialty Retail	Senior secured#(24)	SF + 3.25%	(h)	6.97%	01/2032	37,829	-
Aspire Bakeries Holdings, LLC	350 N Orleans St	Chicago, IL 60654	Food Products	Senior secured^#	SF + 3.50%	(h)	7.22%	12/2030	7,280	-
Athenahealth, Inc.	311 Arsenal St	Watertown, MA 02472	Healthcare Technology	Senior secured^(9)(24)	SF + 2.75%	(h)	6.47%	02/2029	12,740	-
Avalara, Inc.	512 S Magnum St, Suite 100	Durham, NC 27701	Professional Services	Senior secured^#(24)	SF + 2.75%	(i)	6.42%	03/2032	20,994	-
Ave Holdings III, Corp	8610 N New Braunfels Ave, Suite 500	San Antonio, TX 78217	Specialty Retail	One stop*&	SF + 5.50%	(j)	9.62%	02/2028	13,009	-
AVG Intermediate Holdings & AVG Subsidiary Holdings LLC	13053 W Linebaugh Ave, Suite 102	Tampa, FL 33626	Healthcare Providers & Services	One stop*&	SF + 6.00%	(i)	9.92%	03/2027	11,547	-
Azurite Intermediate Holdings, Inc.	3345 Michelson Dr, Suite 400	Irvine, CA 92612	Software	One stop*	SF + 6.00%	(h)	9.72%	03/2031	7,718	-
				One stop^	SF + 6.00%	(h)	9.72%	03/2031	17,541	-
				One stop^(6)	SF + 8.50%		N/A(7)	03/2031	-	-
Bain Capital Credit CLO 2022-1, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.95%		7.83%	10/2038	9,021	-
Bain Capital Credit CLO 2023-4, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.90%		7.78%	01/2039	7,858	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Bain Capital Credit CLO 2025-3, Limited	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		7.83%	07/2038	4,024	-
Bain Capital Credit CLO 2025-4, Limited	PO Box 1093, Queensgate House	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.65%		7.65%	01/2039	2,030	-
Bain Capital Credit CLO 2025-5, Ltd.	PO Box 1093, Queensgate House	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.65%		7.42%	01/2039	2,000	-
Baker Tilly Advisory Group, LP	205 N Michigan Ave, 28th Floor	Chicago, IL 60601	Diversified Financial Services	One stop^(6)	SF + 4.50%		N/A(7)	06/2030	-	-
				One stop*^	SF + 4.75%	(h)	8.47%	06/2031	19,385	-
				One stop^	SF + 4.25%	(h)	7.97%	06/2031	13,369	-
				One stop^(6)	SF + 4.25%		N/A(7)	06/2031	-	-
Balboa Bay Loan Funding 2025-2, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.85%		7.64%	01/2039	4,000	-
Ballyrock CLO 30, Ltd.	PO Box 1093, Queensgate House	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		8.04%	10/2038	3,019	-
Ballyrock CLO 32, Ltd.	PO Box 1093, Queensgate House	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.60%		7.49%	01/2039	5,063	-
Bamboo US Bidco LLC	400 Interpace Pkwy, Building C	Parsippany, NJ 07054	Healthcare Providers & Services	One stop^(10)	E + 5.00%	(c)	7.07%	09/2030	5,836	-
				One stop^	SF + 5.00%	(h)(i)	8.83%	09/2030	1,300	-
				One stop^	SF + 5.00%	(h)	8.79%	09/2030	1,084	-
				One stop^	SF + 5.25%	(i)	9.09%	09/2030	1,222	-
				One stop^(6)	SF + 5.00%		N/A(7)	10/2029	-	-
				One stop*	SF + 5.25%	(i)	9.09%	09/2030	7,986	-
Banker’s Toolbox, Inc.	12331-B Riata Trace Pkwy, Building 4	Austin, TX 78727	Diversified Financial Services	One stop^	SF + 4.50%	(i)	8.17%	07/2029	4,538	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2029	-	-
Baxter Planning Systems, LLC	7801 N Capital of TX Hwy, Suite 250	Austin, TX 78731	Software	One stop^(6)	SF + 6.25%		N/A(7)	05/2031	-	-
				One stop^(6)	SF + 5.75%		N/A(7)	05/2031	-	-
				One stop^(23)	SF + 6.26%	(i)	6.72% cash/3.38% PIK	05/2031	12,139	-
Bayou Intermediate II, LLC	14201 NW 60th Ave	Miami Lakes, FL 33014	Healthcare Equipment & Supplies	One stop^(6)	SF + 4.75%		N/A(7)	09/2032	-	-
				One stop^	SF + 4.75%	(i)	8.42%	09/2032	32,709	-
				One stop^	SF + 4.75%	(h)(i)	8.43%	09/2032	3,539	-
BCC Middle Market CLO 2023-2, LLC	4001 Kennett Pike, Suite 302	Wilmington, DE 19807	Specialized Finance	Structured Finance Note(9)	SF + 3.50%		7.20%	10/2035	12,782	-
BCPE Pequod Buyer	1000 Chesterbrook Blvd, Ste 250	Berwyn, PA 19312	Diversified Financial Services	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	11/2031	22,064	-
BECO Holding Company, Inc.	10926 David Taylor Dr, Suite 300	Charlotte, NC 28262	Building Products	One stop&^	SF + 5.25%	(i)	9.07%	11/2028	2,120	-
				One stop^(6)	SF + 5.25%		N/A(7)	11/2028	-	-
Belfor USA Group Inc.	185 Oakland Ave, Suite 150	Birmingham, MI 48009	Construction & Engineering	Senior secured^(24)	SF + 2.75%	(h)	6.47%	11/2030	9,694	-
Bellwether Buyer, LLC	555 E North Ln, Suite 6060	Conshohocken, PA 19428	Insurance	One stop^(6)	SF + 4.50%		N/A(7)	04/2032	-	-
				One stop&^	SF + 4.50%	(h)	8.23%	04/2032	47,769	-
				One stop^(6)	SF + 4.50%		N/A(7)	04/2032	-	-
Ben Nevis Midco Limited	70 Mark Ln	London, EC3R 7NQ, United Kingdom	Insurance	One stop^(9)(11)	SF + 5.50%	(i)	9.29%	03/2028	5,262	-
				One stop^(9)(11)	SF + 5.50%	(i)	9.34%	03/2028	7,826	-
				One stop^(9)(11)	SF + 5.50%	(i)	9.34%	03/2028	1,349	-
				One stop^(9)(11)	SF + 5.50%	(i)	9.34%	03/2028	6,477	-
Benefit Plan Administrators of Eau Claire, LLC	1 E Wacker Dr	Chicago, IL 60601	Healthcare Providers & Services	One stop^	SF + 4.75%	(i)	8.57%	11/2030	13,110	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2030	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2030	-	-
				One stop*&^	SF + 4.75%	(i)	8.57%	11/2030	58,628	-
Berlin Packaging, LLC	525 W Monroe St	Chicago, IL 60661	Containers & Packaging	Senior secured#(24)	SF + 3.25%	(h)(i)	7.11%	06/2031	4,604	-
BestPass, Inc.	500 New Karner Rd	Albany, NY 12205	Software	One stop*&^	SF + 4.75%	(h)	8.47%	08/2031	36,142	-
				One stop^(6)	SF + 4.75%		N/A(7)	08/2031	-	-
				One stop^	SF + 4.75%	(h)	8.47%	08/2031	4,800	-
BHG Holdings, LLC	5001 Spring Valley Rd, Suite 600 E	Dallas, TX 75244	Healthcare Providers & Services	One stop*&^	SF + 5.50%	(i)	9.34%	04/2032	102,978	-
				One stop^(6)	SF + 5.50%		N/A(7)	04/2032	-	-
				One stop^(6)	SF + 5.50%		N/A(7)	04/2032	-	-
Biscuit Parent, LLC	711 Capitol Way S, Suite 204	Olympia, WA 98501	Specialty Retail	One stop^(6)	SF + 4.75%		N/A(7)	02/2031	-	-
				One stop*&^	SF + 4.75%	(i)	8.42%	02/2031	35,903	-
				One stop^	SF + 4.75%	(i)	8.42%	02/2031	4,472	-
BJH Holdings III Corp.	124 W Oxmoor Rd	Homewood, AL 35209	Hotels, Restaurants & Leisure	One stop*	SF + 5.00%	(i)	8.69%	08/2027	9,723	-
				One stop&	SF + 5.00%	(i)	8.69%	08/2027	5,288	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Blackbird Purchaser, Inc.	1900 Jetway Blvd	Columbus, OH 43219	Machinery	One stop*&^	SF + 5.75%	(i)	9.42%	12/2030	20,006	-
				One stop^(6)	SF + 5.75%		N/A(7)	12/2030	-	-
				One stop^	SF + 5.75%	(h)(i)	9.43%	12/2029	1,690	-
Blades Buyer, Inc.	6945 Southbelt Dr SE	Caledonia, MI 49316	Healthcare Equipment & Supplies	Senior secured^(6)	SF + 4.75%		N/A(7)	03/2028	(6)	-
				Senior secured^(6)	SF + 4.75%		N/A(7)	03/2028	(66)	-
Blast Bidco Inc.	200 Vesey St, 25th Floor	New York, NY 10281	Food Products	One stop&	SF + 6.00%	(i)	9.67%	10/2030	15,016	-
				One stop^(6)	SF + 6.00%		N/A(7)	10/2029	-	-
Bleriot US Bidco Inc.	Bishops Cleeve Cheltenham, Cleeve Business Park	Cheltenham, GL52 8TW, United Kingdom	Aerospace & Defense	Senior secured^(9)(24)	SF + 2.50%	(i)	6.17%	10/2030	15,176	-
Bloomerang, LLC	9120 Otis Ave	Indianapolis, IN 46216	Software	One stop^	P + 5.00%	(a)(i)	10.71%	12/2029	1,140	-
				One stop^(23)	SF + 6.50%	(i)	6.67% cash/3.50% PIK	12/2029	10,279	-
				One stop^(23)	SF + 6.50%	(i)	6.67% cash/3.50% PIK	12/2029	1,028	-
Blue Bidco Limited	Horizon Honey Ln	Hurley, SL6 6RJ, United Kingdom	Software	One stop^(9)(10)(11)	E + 5.00%	(d)	7.17%	06/2032	13,177	-
				One stop^(9)(10)(11)	SN + 5.00%	(g)	8.72%	06/2032	22,900	-
				One stop^(9)(10)(11)	SN + 5.00%		N/A(7)	06/2032	-	-
				One stop^(9)(11)	SF + 5.00%	(j)	8.68%	06/2032	3,300	-
				One stop^(9)(11)	SF + 5.00%	(j)	8.68%	06/2032	6,778	-
Blue River Pet Care, LLC	1 S Wacker Dr, Suite 2200	Chicago, IL 60606	Healthcare Equipment & Supplies	One stop*	SF + 5.75%	(h)	9.57%	08/2029	11,395	-
				One stop*	SF + 5.75%	(h)	9.57%	08/2029	3,677	-
				One stop&	SF + 5.75%	(h)	9.57%	08/2029	5,440	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	7,693	-
				One stop&^	SF + 5.75%	(h)	9.57%	08/2029	5,528	-
				One stop&	SF + 5.75%	(h)	9.57%	08/2029	4,201	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	4,763	-
				One stop^(6)	SF + 5.75%		N/A(7)	08/2029	-	-
				One stop&	SF + 5.75%	(h)	9.57%	08/2029	12,499	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	1,381	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	3,743	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	1,410	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	3,033	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	5,140	-
				One stop^	SF + 5.75%	(i)	9.62%	08/2029	1,850	-
				One stop^	SF + 5.75%	(i)	9.59%	08/2029	2,185	-
				One stop^	SF + 5.75%	(h)	9.57%	08/2029	4,189	-
BlueMatrix Holdings, LLC	320 Blackwell St, Suite 300	Durham, NC 27701	Capital Markets	One stop^	SF + 4.75%	(i)	8.42%	01/2031	1,634	-
				One stop*	SF + 4.75%	(i)	8.42%	01/2031	10,556	-
				One stop^	SF + 4.75%	(i)	8.42%	01/2031	3,551	-
				One stop*&	SF + 4.75%	(i)	8.42%	01/2031	23,795	-
				One stop^	SF + 4.75%	(i)	8.42%	01/2031	5,171	-
Bottomline Technologies, Inc.	325 Corporate Dr	Portsmouth, NH 03801	Software	One stop*	SF + 4.50%	(i)	8.17%	05/2029	4,863	-
BradyPLUS Holdings	7055 S. Lindell Road	Las Vegas, NV 89118	Commercial Services & Supplies	Senior secured#	SF + 3.50%		7.15%	12/2032	6,937	-
Brown Group Holding, LLC	105 Wigmore St	London, W1U 1QY, United Kingdom	Airlines	Senior secured^#(9)(11)(24)	SF + 2.75%	(h)(i)	6.56%	07/2031	11,978	-
				Senior secured^(9)(11)(24)	SF + 2.50%	(h)	6.22%	07/2031	1,802	-
bswift, LLC	10 S Riverside Plz	Chicago, IL 60606	Professional Services	One stop^	SF + 4.75%	(h)	8.57%	11/2028	9,501	-
Bullhorn, Inc.	100 Summer St, 17th Floor	Boston, MA 02210	Software	One stop*	SF + 5.00%	(h)	8.72%	10/2029	3,959	-
				One stop*	SF + 5.00%	(h)	8.72%	10/2029	3,959	-
Burning Glass Intermediate Holdings Company, Inc.	232 N Almon St	Moscow, ID 83843	Software	One stop^	SF + 4.50%	(i)	8.32%	06/2028	731	-
				One stop^	SF + 4.50%	(i)	8.32%	06/2028	12,925	-
Caerus Midco 3 S.A.R.L.	One Pennsylvania Plz, Suite 2505	New York, NY 10119	Pharmaceuticals	One stop*(9)	SF + 5.00%	(i)	8.67%	05/2029	19,447	-
Camelia Bidco Limited	Southbank Central, 30 Stamford St	London, SE1 9LQ, United Kingdom	Software	One stop^(9)(10)(11)	A + 5.50%	(f)	9.05%	08/2030	296	-
				One stop^(9)(10)(11)	SN + 5.50%	(g)	9.22%	08/2030	4,828	-
				One stop^(9)(10)(11)	SN + 5.50%	(g)	9.22%	08/2030	945	-
				One stop^(6)(9)(10)(11)	SN + 5.50%		N/A(7)	08/2030	-	-
CAP-KSI Holdings, LLC	768 Frelinghuysen Ave	Newark, NJ 07114	Automobiles	One stop*^	SF + 5.25%	(i)	8.98%	06/2030	34,671	-
				One stop^	SF + 5.25%	(a)(i)	9.48%	06/2030	1,408	-
				LLC interest	N/A		N/A	N/A	180	0.1%
				Preferred stock	N/A		N/A	N/A	1,301	0.4%
Capstone Borrower	1765 Greensboro Station Place, 7th Floor	McLean, VA 22102	Software	Senior secured^#(9)(24)	SF + 2.75%	(i)	6.42%	06/2030	16,468	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Captive Resources Midco, LLC	1100 N Arlington Heights Rd	Itasca, IL 60143	Insurance	One stop^	SF + 4.50%		N/A(7)	07/2028	-	-
				One stop*&	SF + 4.50%	(h)	8.22%	07/2029	16,788	-
Carlyle US CLO 2023-3, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.75%		7.75%	10/2040	5,021	-
Carlyle US CLO 2025-2, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.35%		7.13%	07/2038	2,540	-
Cast & Crew Payroll, LLC	2300 Empire Ave	Burbank, CA 91504	Leisure Products	Senior secured^	SF + 3.75%	(h)	7.47%	12/2028	1,461	-
Cavender Stores L.P.	7820 S Broadway	Tyler, TX 75703	Specialty Retail	Senior secured*&	SF + 5.00%	(i)	8.67%	10/2029	23,889	-
CB Buyer, Inc.	11044 Research Blvd, Building A	Austin, TX 78759	Software	One stop^	SF + 5.25%	(h)	8.97%	07/2031	195	-
				One stop^	SF + 5.25%	(i)	8.92%	07/2031	36,923	-
				One stop^	SF + 5.25%	(i)	8.92%	07/2031	342	-
				LP interest	N/A		N/A	N/A	393	0.1%
CB Sports Holdings Bidco, LLC	4750 S Vernon Ave	McCook, IL 60525	Hotels, Restaurants & Leisure	One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(4)	-
				One stop^	SF + 4.50%	(i)	8.20%	12/2032	3,677	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(11)	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(9)	-
CBAMR 2018-5, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.15%		7.93%	10/2038	4,014	-
CBAMR 2019-11R, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 4.20%		8.08%	03/2038	4,507	-
CCSL Holdings, LLC	2090 Commerce Dr	McKinney, TX 75069	Healthcare Equipment & Supplies	One stop^	SF + 5.75%	(h)	9.47%	12/2028	2,027	-
				One stop*&	SF + 5.75%	(h)	9.47%	12/2028	11,574	-
				One stop^(10)	E + 5.75%	(b)	7.65%	12/2028	28,212	-
				One stop^(10)	E + 5.75%	(b)	7.65%	12/2028	5,527	-
				One stop^	SF + 5.75%	(h)	9.47%	12/2028	6,805	-
				One stop&	SF + 5.75%	(h)	9.47%	12/2028	5,415	-
Celerion Buyer, Inc.	621 Rose St	Lincoln, NE 68502	Life Sciences Tools & Services	One stop^	SF + 5.00%	(i)	8.69%	11/2029	84,602	-
Centegix Intermediate II, LLC	2120 Powers Ferry Rd, Suite 110	Atlanta, GA 30339	Healthcare Equipment & Supplies	One stop^(23)	SF + 6.00%	(i)	6.63% cash/3.25% PIK	08/2032	49,912	-
				One stop^	SF + 5.50%	(i)	9.31%	08/2032	4,950	-
				One stop^(6)	SF + 6.00%		N/A(7)	08/2032	-	-
				LLC interest	N/A		N/A	N/A	3,909	0.7%
Ceres Groupe SAS & Ceres PikCo	5 rue de la Baume	Paris, 75008, France	Diversified Financial Services	Subordinated debt^(9)(10)(18)(23)	E + 8.00%	(d)	10.08% PIK	07/2032	4,336	-
				One stop^(9)(10)(18)	E + 4.75%	(d)	6.83%	07/2031	14,257	-
				One stop^(9)(10)(18)	E + 4.75%	(d)	6.85%	07/2031	2,020	-
				One stop^(9)(10)(18)	E + 4.50%		N/A(7)	07/2031	-	-
Certara Holdco, Inc. and Certara USA, Inc.	4 Radnor Corporate Center, Suite 350	Radnor, PA 19087	Pharmaceuticals	Senior secured^(9)	SF + 2.75%	(h)	6.47%	06/2031	11,030	-
Certus Pest, Inc.	225 E Robinson St, Suite 570	Orlando, FL 32801	Diversified Consumer Services	One stop*	SF + 5.25%	(i)	9.07%	08/2027	2,359	-
				One stop*	SF + 5.25%	(i)	9.07%	08/2027	3,091	-
				One stop*	SF + 5.25%	(i)	9.07%	08/2027	2,597	-
				One stop*	SF + 5.25%	(i)	9.07%	08/2027	1,427	-
				One stop*	SF + 5.25%	(i)	9.07%	08/2027	1,133	-
				One stop&	SF + 5.25%	(i)	9.07%	08/2027	3,304	-
				One stop^(6)	SF + 5.25%		N/A(7)	08/2027	-	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2027	445	-
				One stop&	SF + 5.25%	(i)	9.07%	08/2027	2,640	-
				One stop&	SF + 5.25%	(i)	9.07%	08/2027	1,646	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2027	790	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2027	790	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2027	517	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2027	3,135	-
CHA Vision Holdings, Inc.	551 Rawlinson Rd	Rock Hill, SC 29732	Commercial Services & Supplies	One stop*^	SF + 5.00%	(i)	8.87%	01/2031	18,147	-
				One stop^(6)	SF + 5.00%		N/A(7)	01/2030	-	-
				One stop^	SF + 5.00%	(i)	8.87%	01/2031	5,908	-
				One stop^	SF + 5.00%	(i)	8.87%	01/2031	2,770	-
				One stop^	SF + 5.00%	(i)	8.82%	01/2031	346	-
				LP interest	N/A		N/A	N/A	140	0.0%(26)
Chariot Buyer, LLC	300 Windsor Dr	Oak Brook, IL 60523	Construction & Engineering	Senior secured#(24)	SF + 2.75%	(h)	6.47%	09/2032	12,276	-
Chase Intermediate	4221 W Boy Scout Blvd, Suite 390	Tampa, FL 33607	Containers & Packaging	One stop*&	SF + 4.75%	(i)	8.59%	10/2028	14,535	-
				One stop^	SF + 4.75%	(i)	8.59%	10/2028	3,432	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
CHVAC Services Investment, LLC	6 David Dr, PO Box 666	Essex Junction, VT 05452	Diversified Consumer Services	One stop^	SF + 4.50%	(i)	8.17%	05/2030	505	-
				One stop^	SF + 4.50%	(h)	8.23%	05/2030	39	-
				One stop&	SF + 4.50%	(i)	8.17%	05/2030	1,941	-
				One stop^	SF + 4.50%	(i)	8.17%	05/2030	252	-
				Common stock	N/A		N/A	N/A	768	0.3%
CIFC Funding 2018-III, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.90%		8.10%	10/2038	3,524	-
CIFC Funding 2019-II, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.85%		8.02%	10/2038	5,030	-
CIFC Funding 2019-V, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.95%		8.15%	10/2038	3,018	-
CIFC Funding 2020-III, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.65%		7.51%	10/2028	5,080	-
CIFC Funding 2021-III, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.70%		7.64%	10/2038	3,011	-
CIFC Funding 2025-IV, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.10%		7.88%	10/2038	2,519	-
CIFC Funding 2025-V, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.00%		8.00%	10/2038	5,040	-
Citrin Cooperman Advisors LLC	50 Rockefeller Plz	New York, NY 10020	Professional Services	Senior secured^#(24)	SF + 3.00%	(i)	6.67%	03/2032	16,205	-
				Senior secured#(6)	SF + 3.00%		N/A(7)	03/2032	4	-
CivicPlus, LLC	302 S 4th St, Suite 500	Manhattan, KS 66502	IT Services	One stop^(6)	SF + 8.00%		N/A(7)	08/2030	-	-
				One stop^(6)	SF + 5.50%		N/A(7)	08/2030	-	-
Cloud Software Group	51 W Cypress Creek Rd	Fort Lauderdale, FL 33309	Software	Senior secured#(9)(24)	SF + 3.25%	(i)	6.92%	08/2032	14,090	-
				Senior secured#(9)(24)	SF + 3.25%	(i)	6.92%	03/2031	4,000	-
CMI Parent Inc.	115 W Century Rd, Suite 380	Paramus, NJ 07652	Healthcare Equipment & Supplies	One stop*	SF + 5.00%	(h)	8.72%	12/2026	6,668	-
				One stop*&	SF + 5.00%	(h)	8.72%	12/2026	18,172	-
Collision SP Subco, LLC	2300 Briggs Rd	Columbus, OH 43223	Auto Components	One stop*&	SF + 4.75%	(i)	8.59%	01/2030	15,993	-
				One stop&	SF + 4.75%	(i)(j)	8.45%	01/2030	9,335	-
				One stop^	SF + 4.75%	(i)	8.57%	01/2030	381	-
				One stop&	SF + 4.75%	(i)	8.59%	01/2030	1,210	-
				One stop^	SF + 4.75%	(i)(j)	8.48%	01/2030	2,774	-
Confluent Medical Technologies, Inc.	6263 N Scottsdale Rd, Suite 224	Scottsdale, AZ 85250	Healthcare Equipment & Supplies	Senior secured^	SF + 3.00%	(i)	6.67%	02/2029	6,436	-
ConnectWise, LLC	4110 George Rd, Suite 200	Tampa, FL 33634	Software	Senior secured^#(24)	SF + 3.50%	(i)	7.43%	10/2028	28,023	-
Conservice Midco, LLC	750 S Gateway Dr	River Heights, UT 84321	Software	Senior secured^#	SF + 2.75%	(h)	6.47%	05/2030	15,995	-
Consilio Midco Limited	1 Ash Tree House, Norman Court	Ashby de la Zouch, LE65 2UZ, United Kingdom	Specialty Retail	Subordinated debt^(9)(10)(11)(23)	E + 7.50%	(d)	9.60% PIK	04/2033	4,466	-
				Senior secured^(9)(10)(11)	E + 4.75%	(c)	6.77%	04/2032	38,061	-
				Senior secured^(9)(11)	SF + 4.75%	(i)	8.42%	04/2032	30,962	-
				Senior secured^(9)(11)	SF + 4.75%	(i)	8.42%	04/2032	19,084	-
				Senior secured^(6)(9)(11)	SF + 4.75%		N/A(7)	04/2032	-	-
				Senior secured^(9)(11)	SF + 4.75%		N/A(7)	04/2032	-	-
				Subordinated debt^(9)(11)(23)	SF + 7.50%	(i)	11.23% PIK	04/2033	5,629	-
				Subordinated debt^(9)(11)(23)	SF + 7.50%	(i)	11.82% PIK	04/2033	6	-
Consor Intermediate II, LLC	15310 Park Row	Houston, TX 77084	Construction & Engineering	One stop^(6)	SF + 4.50%		N/A(7)	05/2031	-	-
				One stop^	SF + 4.50%	(i)	8.17%	05/2031	58	-
				One stop*^	SF + 4.50%	(i)	8.17%	05/2031	1,641	-
ContractPod Technologies, Ltd.	40 Bank St	London, E14 5NR, United Kingdom	IT Services	One stop^(9)(11)(23)	SF + 6.50%	(i)	6.92% cash/3.25% PIK	07/2030	3,456	-
				One stop^(9)(11)(23)	SF + 6.50%	(i)	7.09% cash/3.25% PIK	07/2030	850	-
				One stop^(6)(9)(11)	SF + 6.50%		N/A(7)	07/2030	-	-
Corelogic, Inc.	40 Pacifica, Suite 900	Irvine, CA 92618	Diversified Financial Services	Senior secured^#(9)(24)	SF + 3.50%	(h)	7.33%	06/2028	16,888	-
Cornerstone OnDemand, Inc.	1601 Cloverfield Blvd, Suite 600 S	Santa Monica, CA 90404	Software	Senior secured^(9)	SF + 3.75%	(h)	7.58%	10/2028	8,652	-
Corsair Blade IV S.A R.L.	19-21 Broad St	St Helier, JE2 3RR, Jersey	Diversified Financial Services	One stop^(9)(10)(14)(23)	SN + 5.75%	(g)	9.22% cash/0.25% PIK	12/2030	1,434	-
				One stop^(9)(14)(23)	SF + 5.75%	(i)	9.76% cash/0.25% PIK	12/2030	4,448	-
Cotiviti	10701 S River Front Pkwy, Unit 200	South Jordan, UT 84095	Healthcare Providers & Services	Senior secured^	SF + 2.75%	(h)	6.62%	05/2031	11,844	-
				Senior secured#(24)	SF + 2.75%	(h)	6.62%	03/2032	7,662	-
CPM Holdings, Inc.	4050 Leversee Rd	Waterloo, IA 50703	Industrial Conglomerates	Senior secured^#(24)	SF + 4.50%	(h)	8.34%	09/2028	6,942	-
CR Fitness Holdings, LLC	3915 Riga Blvd	East Lake-Orient Park, FL 33619	Hotels, Restaurants & Leisure	Senior secured^	SF + 4.25%	(i)	7.92%	10/2031	2,166	-
				Senior secured^	SF + 4.25%	(i)	7.92%	10/2032	103,710	-
				Senior secured^(6)	SF + 4.25%		N/A(7)	10/2032	(58)	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Creek Parent, Inc.	14 Schoolhouse Rd	Somerset, NJ 08873	Pharmaceuticals	One stop*^	SF + 5.00%	(h)	8.73%	12/2031	79,397	-
				One stop^(6)	SF + 5.00%		N/A(7)	12/2031	-	-
				LP interest	N/A		N/A	N/A	1,573	0.0%(26)
Crewline Buyer, Inc.	188 Spear St, Suite 1000	San Francisco, CA 94105	Software	One stop^(6)	SF + 6.75%		N/A(7)	11/2030	-	-
				One stop^	SF + 6.75%	(i)	10.59%	11/2030	28,617	-
Crumbl Enterprises, LLC	2570 W 600 N	Lindon, UT 84042	Hotels, Restaurants & Leisure	One stop&^	SF + 4.50%	(i)	8.17%	05/2032	115,200	-
				One stop^(6)	SF + 4.50%		N/A(7)	05/2032	-	-
Crunch Holdings, LLC	622 Third Ave, 28th Floor	New York, NY 10017	Leisure Products	One stop*&	SF + 4.50%	(h)	8.22%	09/2031	17,603	-
				One stop^(6)	SF + 4.50%		N/A(7)	09/2031	-	-
CVP Holdco, Inc.	1801 Market St, Suite 1300	Philadelphia, PA 19103	Specialty Retail	One stop^(6)	SF + 7.25%		N/A(7)	06/2030	-	-
				One stop*^	SF + 4.75%	(h)	8.47%	06/2031	32,806	-
				One stop^	SF + 4.75%	(h)	8.47%	06/2031	2,010	-
Cyberswift	Švitrigailos g. 36	Vilnius, 03228 Vilniaus m. sav., Lithuania	Software	Senior secured#(9)(15)	SF + 4.00%	(i)	7.94%	10/2032	6,998	-
Datix Bidco Limited and RL Datix Holdings, Inc.	1 Church Rd	London, TW9 2QE, United Kingdom	Healthcare Providers & Services	One stop^(9)(10)(11)	SN + 5.00%	(g)	8.72%	04/2031	14,536	-
				One stop^(6)(9)(11)	SF + 5.00%		N/A(7)	04/2031	-	-
				One stop^(9)(11)	SF + 5.00%	(j)	8.73%	04/2031	23,296	-
				One stop^(6)(9)(11)	SF + 5.00%		N/A(7)	10/2030	-	-
Davis Park CLO, Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 4.35%		8.23%	07/2038	5,012	-
Dawn Bidco, LLC	3311 E Old Shakopee Rd	Minneapolis, MN 55425	Professional Services	Senior secured#(24)	SF + 3.00%		6.65%	09/2032	12,478	-
Daxko Acquisition Corporation	600 University Park Pl, Suite 500	Birmingham, AL 35209	Software	One stop*	SF + 4.75%	(h)	8.47%	10/2028	11,544	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2028	-	-
				One stop^	SF + 4.75%	(h)	8.47%	10/2028	5,450	-
DCCM, LLC	1800 Post Oak Blvd, suite 450	Houston, TX 77056	Construction & Engineering	One stop&	SF + 4.75%	(h)	8.47%	06/2032	4,020	-
				One stop^(6)	SF + 4.75%		N/A(7)	06/2032	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	06/2032	-	-
Deerfield Dakota Holding, LLC	One World Trade Center, 285 Fulton St	New York, NY 10007	Diversified Financial Services	One stop^(6)	SF + 5.25%		N/A(7)	09/2032	-	-
				One stop^(23)	SF + 5.75%	(i)	6.67% cash/2.75% PIK	09/2032	88,072	-
Delinea Inc.	221 Main St, Suite 1300	San Francisco, CA 94105	IT Services	One stop*	SF + 5.75%	(i)	9.57%	03/2028	8,747	-
				One stop*	SF + 5.75%	(i)	9.57%	03/2028	4,783	-
				One stop*&^	SF + 5.75%	(i)	9.57%	03/2028	32,589	-
Denali Bidco Limited	53 rue de Châteaudun	Paris, 75009, France	Software	One stop^(9)(10)(11)	E + 5.00%	(c)	7.02%	09/2031	56,275	-
				One stop^(9)(10)(11)	SN + 5.00%	(g)	8.72%	09/2031	28,982	-
				One stop^(6)(9)(10)(11)	SN + 5.00%		N/A(7)	09/2031	-	-
				Subordinated debt^(9)(10)(11)(23)	N/A		9.80% PIK	09/2032	27,429	-
				Subordinated debt^(9)(10)(11)(23)	N/A		11.20% PIK	09/2032	18,195	-
				LP units(9)(11)	N/A		N/A	N/A	130	0.0%(26)
Denali Intermediate Holdings, Inc.	103 JFK Pkwy	Short Hills, NJ 07078	Professional Services	One stop^(6)	SF + 5.50%		N/A(7)	08/2032	-	-
				One stop^	SF + 5.50%	(h)	9.23%	08/2032	146,455	-
Denali Midco 2, LLC	960 W Behrend Dr	Phoenix, AZ 85027	Automobiles	One stop*&	SF + 5.25%	(h)	8.97%	12/2028	16,886	-
				Second lien^(23)	N/A		13.00% PIK	12/2029	26,697	-
Diamondback Acquisition, Inc.	130 E Randolph St, Suite 2900	Chicago, IL 60601	Life Sciences Tools & Services	One stop^	SF + 4.50%	(h)	8.22%	09/2032	33,709	-
				One stop^(6)	SF + 4.50%		N/A(7)	09/2032	(17)	-
				One stop^	SF + 4.50%	(h)	8.22%	09/2032	863	-
Disco Parent	100 Summer St, 8th Floor, Suite 801	Boston, MA 02110	Insurance	Senior secured#	SF + 3.25%	(i)	7.07%	07/2032	15,364	-
Dispatch Acquisition Holdings, LLC	3308 Bernice Ave	Russellville, AR 72802	Commercial Services & Supplies	One stop^	SF + 4.75%	(i)	8.42%	11/2032	118,354	-
				One stop^	SF + 4.75%	(a)(i)	8.59%	11/2032	7,732	-
Doxa Insurance Holdings LLC	6920 Pointe Inverness Way, Suite 140	Fort Wayne, IN 46804	Insurance	One stop^	SF + 4.50%	(i)	8.17%	12/2029	331	-
				One stop*^	SF + 4.50%	(i)	8.17%	12/2030	12,614	-
				One stop^	SF + 4.50%	(i)	8.17%	12/2030	11,997	-
				One stop^	SF + 4.50%	(i)	8.34%	12/2030	6,171	-
EAB Global, Inc.	2445 M St NW	Washington, DC 20037	Industrial Conglomerates	Senior secured#(24)	SF + 3.00%	(h)	6.72%	08/2030	12,003	-
Eagle Family Foods Group, LLC	1975 E 61st St	Cleveland, OH 44103	Food Products	One stop*	SF + 5.00%	(j)	8.79%	08/2030	9,929	-
				One stop^(6)	SF + 5.00%		N/A(7)	08/2030	-	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Eagle Parent Corp.	2250 Pilot Knob Rd, Suite 100	Mendota Heights, MN, 55120	Food & Staples Retailing	Senior secured^#(24)	SF + 4.25%	(i)	7.92%	04/2029	13,784	-
EagleView Technology Corporation	10900 NE 4th St, Suite 800	Bellevue, WA 98004	Construction & Engineering	Senior secured#(23)(24)	SF + 6.50%	(i)	9.17% cash/1.00% PIK	08/2028	10,507	-
Eaton Vance CLO 2013-1, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.15%		8.05%	10/2038	5,008	-
ECI Macola/Max Holding, LLC	1500 Solana Blvd, Suite 6500	Westlake, TX 76262	Software	Senior secured^#(9)(24)	SF + 2.75%	(i)	6.42%	05/2030	23,416	-
Eclipse Buyer, Inc.	3700 N Capital of Texas Hwy, Suite 300	Austin, TX 78746	Professional Services	One stop^(6)	SF + 4.50%		N/A(7)	09/2031	-	-
				One stop*^	SF + 4.50%	(h)	8.25%	09/2031	12,644	-
				One stop^(6)	SF + 4.50%		N/A(7)	09/2031	-	-
				Preferred stock(22)	N/A		N/A	N/A	3,952	1.1%
Edelman Financial Center, LLC	4000 Legato Rd, 8th Floor	Fairfax, VA 22033	Capital Markets	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	04/2028	22,851	-
Edition Holdings, Inc.	2901 Vía Fortuna, Suite 200	Austin, TX 78746	Oil, Gas & Consumable Fuels	One stop^	SF + 4.50%	(i)	8.20%	12/2032	6,436	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(2)	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(7)	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(3)	-
Einstein Parent, Inc.	500 108th Ave NE, Suite 200	Bellevue, WA 98004	Software	One stop^	SF + 6.50%	(i)	10.36%	01/2031	40,574	-
				One stop^(6)	SF + 6.50%		N/A(7)	01/2031	-	-
Eisner Advisory Group LLC	750 Third Ave	New York, NY 10017	Professional Services	Senior secured#(24)	SF + 4.00%	(h)	7.72%	02/2031	4,515	-
Electron BidCo, Inc.	3280 Peachtree Road, Suite 2625	Atlanta, GA 30305	Healthcare Providers & Services	Senior secured^#(24)	SF + 2.50%	(h)	6.22%	11/2028	14,577	-
Element Materials Technology	10 Lower Grosvenor Pl	London, SW1W 0EN, United Kingdom	Aerospace & Defense	Senior secured^(9)	SF + 3.68%	(i)	7.35%	06/2029	18,526	-
Eliassen Group, LLC	55 Walkers Brook Dr, 6th Floor	Reading, MA 01867	Professional Services	One stop*	SF + 5.75%	(i)	9.42%	04/2028	4,626	-
Elmwood CLO 19, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.75%		7.75%	10/2038	2,010	-
Empyrean Solutions, LLC	304 Cambridge Rd	Woburn, MA 01801	Banks	One stop&	SF + 4.50%	(i)	8.17%	11/2031	9,959	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2031	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2031	-	-
Energize Holdco, LLC	21 Griffin Rd N	Winsor, CT 06095	Commercial Services & Supplies	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	12/2028	12,952	-
Energy Worldnet, LLC	1210 S Business 287-81	Decatur, TX 76234	Software	LLC interest	N/A		N/A	N/A	55	0.1%
Entomo Brands Acquisitions, Inc.	PO Box 30669	Charleston, SC 29417	Diversified Consumer Services	Senior secured^	SF + 5.50%	(i)	9.32%	07/2029	7	-
				Senior secured^	SF + 5.50%	(i)	9.32%	07/2029	763	-
				Senior secured^	SF + 5.50%	(i)	9.32%	07/2029	222	-
EP Purchaser, LLC	2950 N Hollywood Way	Burbank, CA 91505	Leisure Products	Senior secured^	SF + 3.50%	(i)	7.43%	11/2028	3,517	-
EP Wealth Advisors	21535 Hawthorne Boulevard, Suite 400	Torrance, CA 90503	Diversified Financial Services	Senior secured#	SF + 3.00%	(i)	6.67%	10/2032	7,053	-
Epicor Software Corporation	807 Las Cimas Pkwy, Suite 400	Austin, TX 78746	Software	Senior secured#(24)	SF + 2.50%	(h)	6.22%	05/2031	6,039	-
Equity Methods, LLC	8801 E Raintree Dr, Suite 100	Scottsdale, AZ 85260	Diversified Financial Services	One stop&^	SF + 4.75%	(i)	8.42%	04/2032	48,893	-
				One stop^(6)	SF + 4.75%		N/A(7)	04/2032	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	04/2032	-	-
ESO Solution, Inc.	11500 Alterra Pkwy, Suite 100	Austin, TX 78758	Healthcare Technology	One stop^	SF + 6.75%	(i)	10.58%	05/2027	5,250	-
Espresso Bidco, Inc.	1350 W Middlefield Rd	Mountain View, CA 94043	Software	One stop^(6)	SF + 5.25%		N/A(7)	03/2032	-	-
				One stop^(6)	SF + 5.25%		N/A(7)	03/2032	-	-
				One stop^(23)	SF + 5.76%	(i)	6.30% cash/3.13% PIK	03/2032	36,813	-
Essential Services Holdings Corporation	3416 Robards Ct	Louisville, KY 40218	Industrial Conglomerates	One stop*^	SF + 5.00%	(i)	8.88%	06/2031	40,514	-
				One stop^	SF + 5.00%	(i)	8.88%	06/2030	1,968	-
				One stop^(6)	SF + 5.00%		N/A(7)	06/2031	(80)	-
EverCommerce Solutions, Inc.	3601 Walnut St, Suite 400	Denver, CO 80205	Software	Senior secured^(9)	SF + 2.25%	(h)	5.97%	07/2031	8,071	-
Evergreen IX Borrower 2023, LLC	12950 Worldgate Dr, Suite 600	Herndon, VA 20170-6024	Software	One stop^(6)	SF + 4.75%		N/A(7)	10/2029	-	-
				One stop*^	SF + 4.75%	(i)	8.42%	09/2030	11,646	-
				One stop^	SF + 4.75%	(i)	8.42%	09/2030	3,636	-
Evertec, Inc.	PR-176, KM 1.3	San Juan, PR 00926, Puerto Rico	Diversified Financial Services	Senior secured^(9)	SF + 2.25%	(h)	5.97%	10/2030	12,492	-
Excelitas Technologies Corp.	2545 Railroad St, Suite 300	Pittsburgh, PA 15222	Industrial Conglomerates	One stop^(10)	E + 5.25%	(b)	7.15%	08/2029	15,991	-
				One stop^(6)	SF + 5.25%		N/A(7)	08/2029	-	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Fertitta Entertainment, LLC	1510 West Loop South	Houston, TX, 77027	Hotels, Restaurants & Leisure	Senior secured^#(24)	SF + 3.25%	(h)	6.97%	01/2029	20,753	-
Filtration Group Corp.	Arboretum Plaza I, 9442 Capital of Texas Highway N	Austin, TX 78759	Machinery	Senior secured^#(24)	SF + 2.75%	(h)	6.47%	10/2028	17,173	-
Financial Information Technologies, LLC	3109 W Dr Martin Luther King Jr Bvld, Suite 200	Tampa, FL 33607	Beverages	One stop^(6)	SF + 4.75%		N/A(7)	06/2030	-	-
				One stop^	SF + 4.75%	(i)	8.42%	06/2030	84	-
				One stop&^	SF + 4.75%	(i)	8.42%	06/2030	41,191	-
Finastra	4 Kingdom Street	Paddington, London w2 6BD, England	Diversified Financial Services	Senior secured#(9)(11)(24)	SF + 4.00%	(i)	7.72%	09/2032	8,582	-
Finastra USA, Inc.	4 Kingdom St	London, W2 6BD, United Kingdom	Diversified Financial Services	One stop*(9)(11)	SF + 7.25%	(i)	10.97%	09/2029	5,693	-
FINThrive Software Intermediate Holdings, Inc.	7950 Legacy Dr, Suite 900	Plano, TX 75024	Healthcare Technology	Senior secured#	SF + 5.25%	(i)	8.94%	12/2028	1,848	-
First Eagle Investment Management	1345 Avenue of the Americas, 48th Floor	New York, NY 10105	Diversified Financial Services	Senior secured#(24)	SF + 3.50%	(i)	7.17%	08/2032	14,077	-
				Senior secured#(6)(24)	SF + 3.50%		N/A(7)	08/2032	-	-
Flexera Software, LLC	300 Park Blvd, Suite 500	Itasca, IL 60143	Software	One stop^(10)	E + 4.50%	(b)	6.43%	08/2032	11,218	-
				One stop*^	SF + 4.50%	(i)	8.35%	08/2032	31,647	-
				One stop^(6)	SF + 4.75%		N/A(7)	08/2032	(9)	-
				One stop^	SF + 4.50%	(i)	8.19%	08/2032	9,975	-
Focus Financial Partners, LLC	875 3rd Ave, 28th Floor	New York, NY 10022	Diversified Financial Services	Senior secured^#(24)	SF + 2.50%	(h)	6.22%	09/2031	29,665	-
FYI Optical Acquisitions, Inc. & FYI USA, Inc.	300 - 2424 4th St SW	Calgary, AB T2S 2T4, Canada	Healthcare Providers & Services	One stop^(9)(10)(12)	CA + 5.00%	(k)	7.30%	09/2029	11,685	-
				One stop^(9)(10)(12)	CA + 5.00%	(k)	7.30%	09/2029	4,301	-
Galway Borrower LLC	425 California St, Suite 2400	San Francisco, CA 94104	Insurance	One stop*	SF + 4.50%		8.17%	09/2028	4,846	-
Geosyntec Consultants, Inc.	777 W. Yamato Road, Suite 600	Boca Raton, FL 33431	Professional Services	Senior secured^#	SF + 3.00%	(h)	6.72%	07/2031	18,279	-
GFP Atlantic Holdco 2, LLC	9 Grand Ave, Suite 2D	Toms River, NJ 08753	Hotels, Restaurants & Leisure	One stop*	SF + 6.00%	(i)	9.87%	11/2027	2,587	-
				One stop^	SF + 6.00%	(i)	9.85%	11/2027	1,935	-
GHX Ultimate Parent Corporation	3430 South Sam Houston Parkway East, Suite 500	Houston, TX, 77047	Healthcare Technology	One stop*^	SF + 4.75%	(i)	8.42%	12/2031	75,472	-
				One stop^(6)	SF + 4.75%		N/A(7)	12/2031	-	-
Gimlet Bidco GMBH	Chilehaus B, Fischertwiete 1	Hamburg 20095, Germany	Insurance	One stop^(9)(10)(17)	E + 5.75%	(c)	7.82%	04/2031	1,762	-
				One stop^(9)(10)(17)	E + 5.75%	(b)(c)	7.82%	04/2031	687	-
				One stop^(6)(9)(10)(17)	E + 5.00%		N/A(7)	04/2031	-	-
GMF Parent, Inc.	333 N Green St, Suite 814	Chicago, IL 60607	Food & Staples Retailing	One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(4)	-
				One stop^	SF + 4.50%	(i)	8.20%	12/2032	5,769	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(7)	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(8)	-
				LP interest	N/A		N/A	N/A	1,700	0.4%
GoldenTree Loan Management US CLO 15, Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 3.75%		7.63%	10/2038	2,275	-
GoldenTree Loan Management US CLO 17, Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 4.00%		7.88%	01/2039	1,510	-
GoldenTree Loan Management US CLO 27, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.65%		7.54%	01/2040	7,535	-
Grant Thornton Advisors, LLC	171 N Clark St, Suite 200	Chicago, IL 60601	Professional Services	Senior secured#(24)	SF + 3.00%	(h)	6.72%	06/2031	14,792	-
Green Lakes Park CLO, LLC	4001 Kennett Pike, Suite 302	Wilmington, DE 19807	Specialized Finance	Structured Finance Note(9)(25)	SF + 3.70%		7.56%	01/2038	3,355	-
Groundworks, LLC	1741 Corporate Landing Pkwy	Virginia Beach, VA 23454	Household Durables	Senior secured^#(24)	SF + 3.00%	(h)	6.73%	03/2031	13,035	-
GTCR Everest Borrower, LLC	655 Grant Street, 10th Floor	Concord, CA 94520	Diversified Financial Services	Senior secured^#(24)	SF + 2.75%	(i)	6.42%	09/2031	17,704	-
GTIV, LLC	2728 Orchard Parkway	San Jose, CA 95134	Software	One stop^	SF + 4.75%	(h)(i)	8.59%	02/2031	46,423	-
Gurobi Optimization, LLC	9450 SW Gemini Dr, Suite 90729	Beaverton, OR 97008	Software	One stop^(6)	SF + 4.50%		N/A(7)	09/2031	-	-
				One stop^	SF + 4.50%	(i)	8.17%	09/2031	41,843	-
				Common stock	N/A		N/A	N/A	226	0.0%(26)
Hanger, Inc.	10910 Domain Drive, Suite 300	Austin, TX 78758	Healthcare Providers & Services	Senior secured^#(24)	SF + 3.50%	(h)	7.22%	10/2031	14,128	-
				Senior secured^#(24)	SF + 3.50%	(h)	7.22%	10/2031	1,082	-
Health Buyer, LLC	1901 W Braker Ln, Suite 400	Austin, TX 78758	Hotels, Restaurants & Leisure	Senior secured^(6)	SF + 4.75%		N/A(7)	04/2030	-	-
				Senior secured*^	SF + 4.75%	(i)	8.42%	04/2030	5,271	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Healthmark Holdings, L.P.	325 N Saint Paul St, Suite 1650	Dallas, TX 75201	Healthcare Technology	One stop^(6)	SF + 4.50%		N/A(7)	07/2032	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2032	-	-
				One stop*^	SF + 4.50%	(i)	8.32%	07/2032	23,153	-
Higginbotham Insurance Agency, Inc.	500 W 13th St	Fort Worth, TX 76102	Diversified Financial Services	One stop*^	SF + 4.50%	(h)(i)	8.22%	06/2031	7,773	-
				One stop^(6)	SF + 4.50%		N/A(7)	06/2031	(6)	-
				One stop^(6)	SF + 4.50%		N/A(7)	06/2031	(4)	-
High Bar Brands Operating, LLC	2701 18th St SW	Owatonna, MN 55060	Automobiles	Senior secured^(6)	SF + 5.25%		N/A(7)	12/2029	-	-
				Senior secured^	SF + 5.25%	(i)	8.92%	12/2029	105	-
				Senior secured^	SF + 5.25%	(i)	8.92%	12/2029	598	-
				Senior secured^	SF + 5.25%	(i)	8.92%	12/2029	124	-
Higley Park CLO, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.00%		7.87%	07/2038	3,782	-
Hook Park CLO, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.75%		8.53%	07/2038	3,017	-
Howden Group Holdings Limited	1 Creechurch Pl	London, EC3A 5AF, United Kingdom	Diversified Financial Services	Senior secured^#(9)(11)(24)	SF + 2.75%	(h)	6.47%	02/2031	20,876	-
				Senior secured^#(9)(11)(24)	SF + 2.75%	(i)	6.49%	04/2030	5,851	-
HP TLE Buyer, Inc.	210 Hillsboro Technology Dr	Deerfield Beach, FL 33441	Healthcare Providers & Services	One stop&	SF + 4.75%	(i)	8.42%	07/2032	16,393	-
				One stop^(6)	SF + 4.75%		N/A(7)	07/2032	-	-
				Common stock	N/A		N/A	N/A	750	0.1%
HS Spa Holdings, Inc.	1210 Northbrook Dr, Suite 150	Trevose, PA 19053	Diversified Consumer Services	One stop*^	SF + 5.25%	(i)	9.07%	06/2029	7,779	-
				One stop^	SF + 5.25%	(i)	9.09%	06/2029	894	-
Hub International Limited	203 N LaSalle St, 20th Floor	Chicago, IL 60654	Insurance	Senior secured^(9)(24)	SF + 2.25%	(i)	6.12%	06/2030	7,026	-
HuFriedy Group Acquisition, LLC	3232 N Rockwell St	Chicago, IL 60618	Healthcare Equipment & Supplies	One stop^	SF + 5.50%	(i)	9.32%	06/2031	40,346	-
				One stop^(6)	SF + 5.50%		N/A(7)	05/2030	-	-
				One stop^	SF + 5.50%	(i)(j)	9.18%	06/2031	8,830	-
				One stop^	SF + 5.50%	(i)	9.26%	06/2031	2,739	-
Huskies Parent, Inc.	170 Huyshope Ave	Hartford, CT 06106	Insurance	One stop^	SF + 6.00%	(h)	9.82%	11/2029	9,012	-
Hyland Software, Inc.	28500 Clemens Rd	Westlake, OH 44145	Software	One stop*^	SF + 5.00%	(i)	8.67%	09/2030	28,114	-
				One stop^(6)	SF + 5.00%		N/A(7)	09/2029	-	-
Icefall Parent, Inc.	30 Braintree Hill Office Park, Suite 101	Braintree, MA 02184	Software	One stop^(6)	SF + 4.50%		N/A(7)	01/2030	-	-
				One stop&^	SF + 4.50%	(i)	8.17%	01/2030	37,270	-
IG Investments Holdings, LLC	1224 Hammond Dr, Suite 1500	Atlanta, GA 30346	Professional Services	One stop*^	SF + 5.00%	(i)	8.84%	09/2028	22,683	-
IGT Holding IV AB	Box 1545	Linkoping, 581 15, Sweden	Software	Senior secured#(9)(21)	SF + 3.00%	(i)	6.67%	09/2031	2,015	-
Imprivata, Inc.	10 Maguire Rd, Building 1	Lexington, MA 02421	Healthcare Technology	Senior secured^#(24)	SF + 3.00%	(i)	6.67%	12/2027	25,688	-
INEOS US Finance LLC and INEOS Finance PLC	38 Hans Cres	London, SW1X 0LZ, United Kingdom	Chemicals	Senior secured^(9)(11)	SF + 3.25%	(h)	6.97%	02/2030	7,858	-
Inhance Parent, Inc.	22008 N Berwick Dr	Houston, TX 77095	Chemicals	One stop^(23)	SF + 7.00%	(i)	6.32% cash/4.50% PIK	06/2029	403	-
				One stop^(23)	SF + 7.00%	(i)	6.32% cash/4.50% PIK	06/2029	10,396	-
				One stop^(8)(23)	N/A		20.00% PIK	06/2029	2,503	-
Innophos Holdings, Inc.	259 Prospect Plains Rd, Building A	Cranbury, NJ 08512	Chemicals	Senior secured^(9)	SF + 4.25%	(h)	8.08%	03/2029	5,226	-
Inspire International, Inc.	3 Glenlake Pkwy NE	Atlanta, GA 30328	Food & Staples Retailing	Senior secured^(9)(24)	SF + 2.50%	(h)	6.22%	12/2030	2,973	-
Instructure Holdings, Inc.	6330 S 3000 E, Suite 700	Salt Lake City, UT 84121	Software	Senior secured^#(24)	SF + 2.75%	(i)	6.44%	11/2031	15,075	-
Integrity Marketing Acquisition, LLC	9111 Cypress Waters Blvd, Suite 450	Dallas, TX 75019	Insurance	One stop*^	SF + 5.00%	(i)	8.82%	08/2028	27,941	-
				One stop^(6)	SF + 5.00%		N/A(7)	08/2028	-	-
				One stop^(6)	SF + 5.00%		N/A(7)	08/2028	-	-
Iris Holding, Inc.	100 Paramount Dr	Sarasota, FL 34232	Containers & Packaging	Senior secured#(24)	SF + 4.75%	(i)	8.69%	06/2028	2,903	-
iSolved, Inc.	11215 N Community House Rd, Suite 800	Charlotte, NC 28277	Software	Senior secured^#	SF + 2.75%	(h)	6.47%	10/2030	25,457	-
Isto Group, Inc.	45 South St	Hopkinton, MA 01748	Healthcare Equipment & Supplies	One stop^(6)	SF + 4.75%		N/A(7)	09/2032	-	-
				One stop*	SF + 4.75%	(i)	8.46%	09/2032	5,177	-
				One stop^(6)	SF + 4.75%		N/A(7)	09/2032	-	-
				LP interest(10)	N/A		N/A	N/A	2,167	0.3%
Ivy Hill Middle Market Credit Fund XX, Ltd.	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade	St. Helier, JE2 3QB Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 4.00%		7.88%	07/2037	4,514	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
J.S. Held Holdings, LLC	50 Jericho Quadrangle, Suite 117	Jericho, NY 11753	Insurance	One stop^(6)	SF + 4.75%		N/A(7)	06/2028	-	-
				One stop*&	SF + 4.75%	(i)	8.57%	06/2028	19,608	-
				One stop^	SF + 4.75%	(i)	8.57%	06/2028	11,509	-
Javelin Buyer, Inc.	Research Triangle Park, 700 Park Offices	Durham, NC 27709	Software	Senior secured^#(24)	SF + 2.75%	(i)	6.59%	12/2031	20,119	-
Jeppesen Holdings, LLC	55 Inverness Dr E	Englewood, CO 80112	Aerospace & Defense	One stop^	SF + 4.75%	(i)	8.59%	11/2032	108,357	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2032	(42)	-
JHCC Holdings LLC	1318 Pike Rd	Pike Road, AL 36064	Automobiles	One stop*	SF + 5.25%	(i)	8.92%	09/2027	9,384	-
				One stop*	SF + 5.25%	(i)	8.92%	09/2027	2,571	-
				One stop^	SF + 5.25%	(i)	8.92%	09/2027	4,253	-
JSG II, Inc. and Checkers USA, Inc.	1751 Lake Cook Rd, Suite 370	Deerfield, IL 60015	Chemicals	One stop^	SF + 4.50%	(h)	8.23%	09/2032	20,537	-
				One stop^(6)	SF + 4.50%		N/A(7)	09/2032	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	09/2032	-	-
Kairos Bidco Limited	45 Broadway, 20th Floor	New York, NY 10006	Software	One stop^	SF + 4.75%	(i)	8.42%	07/2032	85	-
				One stop&	SF + 4.75%	(i)	8.42%	07/2032	4,890	-
				One stop^(6)	SF + 4.75%		N/A(7)	07/2032	-	-
				One stop^	SF + 4.75%	(i)	8.42%	07/2032	735	-
Kaman Corporation	1332 Blue Hills Avenue	Bloomfield, CT 06002	Aerospace & Defense	Senior secured#(24)	SF + 2.50%	(i)(j)	6.38%	02/2032	3,428	-
				Senior secured#(24)	SF + 2.50%	(i)	6.43%	02/2032	33	-
Kaseya Inc.	701 Brickell Ave, Suite 400	Miami, FL 33131	Software	Senior secured^(24)	SF + 3.00%	(h)	6.72%	03/2032	5,094	-
Kenan Advantage Group, Inc.	4366 Mt. Pleasant Street	North Canton, OH 44720	Road & Rail	Senior secured^#(24)	SF + 3.25%	(h)	6.97%	01/2029	28,508	-
KKR Apple Bidco, LLC	6652 Pinecrest Dr, #300	Plano, TX 75024	Airlines	Senior secured^(24)	SF + 2.50%	(h)	6.22%	09/2031	9,105	-
Kleinfelder Intermediate, LLC	550 W Central St, Suite 1200	San Diego, CA 92101	Commercial Services & Supplies	One stop^(6)	SF + 5.00%		N/A(7)	09/2028	-	-
				One stop*^	SF + 5.00%	(i)	8.84%	09/2030	1,796	-
				One stop^	SF + 5.00%	(i)	8.84%	09/2030	195	-
KnowBe4	33 N Garden Ave #1200	Clearwater, FL 33755	IT Services	Senior secured#	SF + 3.75%	(i)	7.59%	07/2032	13,946	-
Knowledge Universe Education LLC	Knowledge Universe Sdn Bhd, 3rd Floor	Petaling Jaya, 46050, Malaysia	Diversified Consumer Services	Senior secured^#(9)(24)	SF + 2.75%	(i)	6.42%	06/2030	7,724	-
Knowlton Development Corporation, Inc.	375 Roland-Therrien Blvd, Suite 210	Longueuil, QC J4H 4A6, Canada	Personal Products	Senior secured^#(9)(12)(24)	SF + 3.50%	(h)	7.22%	08/2028	18,810	-
Koala Investment Holdings, Inc.	2600 Commerce Dr	Harrisburg, PA 17100	Insurance	One stop&^	SF + 4.50%	(i)	8.17%	08/2032	70,267	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2032	-	-
				One stop^(6)	SF + 7.25%		N/A(7)	08/2032	-	-
Kodiak Buyer, LLC	355 W University Pkwy	Orem, UT 84097	Diversified Consumer Services	One stop*	SF + 4.50%	(i)	8.17%	07/2032	4,971	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2032	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2032	-	-
				Common stock	N/A		N/A	N/A	454	0.1%
Kona Buyer, LLC	201 W Saint John St	Spartanburg, SC 29306	Healthcare Technology	One stop^(6)	SF + 7.00%		N/A(7)	07/2031	-	-
				One stop*^	SF + 4.50%	(i)	8.36%	07/2031	13,057	-
				One stop^	SF + 4.50%	(i)	8.36%	07/2031	766	-
				One stop^	SF + 4.50%	(i)	8.36%	07/2031	216	-
				One stop^	SF + 4.50%		N/A(7)	07/2031	-	-
				One stop^	SF + 4.50%		N/A(7)	07/2031	-	-
				One stop^	SF + 4.50%		N/A(7)	07/2031	-	-
				One stop^	SF + 4.50%		N/A(7)	07/2031	-	-
Krayden Holdings, Inc.	1491 W 124th Ave	Denver, CO 80234	Chemicals	Senior secured*	SF + 4.75%	(h)	8.42%	03/2029	8,602	-
				Senior secured^	SF + 4.75%	(h)(i)	8.46%	03/2029	973	-
				Senior secured^	SF + 4.75%	(h)	8.42%	03/2029	2,680	-
Lacker Bidco Limited	800 Brightside LN, Unit 18 Jessops Riverside	Sheffield, S9 2RX, United Kingdom	Healthcare Technology	One stop^(6)(9)(10)(11)	SN + 5.25%		N/A(7)	08/2030	-	-
				One stop^(9)(10)(11)	SN + 5.75%	(g)	9.47%	02/2031	13,062	-
				One stop^(9)(10)(11)	SN + 5.75%	(g)	9.47%	02/2031	17,416	-
				One stop^(9)(10)(11)	SN + 5.50%	(g)	9.22%	02/2031	488	-
LDS Intermediate Holdings, LLC	13075 Manchester Rd, Suite 300	Des Peres, MO 63131	Transportation Infrastructure	One stop^(6)	SF + 5.00%		N/A(7)	02/2032	-	-
				One stop*^	SF + 5.00%	(h)	8.72%	02/2032	54,616	-
				One stop^	SF + 5.00%	(h)	8.72%	02/2032	10,815	-
				One stop^(6)	SF + 5.00%		N/A(7)	02/2032	-	-
				One stop^	SF + 5.00%	(h)	8.72%	02/2032	1,809	-
LeadsOnline, LLC	6900 Dallas Pkwy, Suite 825	Plano, TX 75024	Software	One stop^	SF + 4.50%	(i)	8.48%	02/2028	770	-
				One stop*	SF + 4.50%	(i)	8.48%	02/2028	4,362	-
				One stop^(6)	SF + 4.50%		N/A(7)	02/2028	-	-
				One stop*	SF + 4.50%	(i)	8.17%	02/2028	2,225	-
LEIA FINCO US	Maurice Wilkes Building, Cowley Road	Cambridge, CB4 0DS, United Kingdom	IT Services	Senior secured^#(9)(11)(24)	SF + 3.25%	(i)	7.19%	10/2031	21,985	-
Lighthouse Bidco GMBH	Schlosskoppelweg 8	Heikendorf, 24226, Germany	Software	One stop^(9)(10)(17)	E + 4.75%	(d)	6.87%	06/2031	2,466	-
				One stop^(9)(10)(17)	E + 4.75%	(c)	6.77%	12/2031	26,680	-
				One stop^(6)(9)(10)(17)	E + 4.75%		N/A(7)	12/2031	-	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Liminex, Inc.	2030 East Maple Ave, Suite 100	El Segundo, CA 90245	Diversified Consumer Services	One stop*	SF + 6.00%	(i)	9.99%	11/2026	10,573	-
Lincoln Acq Buyer, LLC	2004 Fox Dr, Suite F	Champaign, IL 61820	Automobiles	One stop*	SF + 4.50%	(h)	8.22%	11/2032	5,565	-
				One stop^	SF + 4.50%	(h)(i)	8.22%	11/2032	163	-
				One stop^	SF + 4.50%	(i)	8.20%	11/2032	67	-
Litera Bidco, LLC	550 W Jackson Blvd, Suite 200	Chicago, IL 60661	Diversified Consumer Services	One stop^(6)	SF + 5.00%		N/A(7)	05/2028	-	-
				One stop^	SF + 5.00%	(h)	8.72%	05/2028	11,270	-
				One stop^	SF + 5.00%		N/A(7)	05/2028	-	-
				One stop*^	SF + 5.00%	(h)	8.72%	05/2028	28,225	-
LogicMonitor, Inc.	820 State St, 1st Floor	Santa Barbara, CA 93101	Software	One stop^(6)	SF + 5.50%		N/A(7)	11/2031	(71)	-
				One stop^	SF + 5.50%	(i)	9.34%	11/2031	51,513	-
				One stop^(6)	SF + 5.50%		N/A(7)	11/2031	(41)	-
				LP interest	N/A		N/A	N/A	275	0.0%(26)
Lotus Topco, Inc.	230 W Monroe St, Suite 400	Chicago, IL 60606	Media	One stop^(6)	SF + 4.75%		N/A(7)	06/2030	-	-
				One stop*	SF + 4.75%	(i)	8.42%	06/2030	1,680	-
				One stop^	SF + 4.75%	(i)	8.42%	06/2030	213	-
				One stop&	SF + 4.75%	(i)	8.42%	06/2030	10,186	-
Louisiana Fish Fry Products, Ltd.	5267 Plank Rd	Baton Rouge, LA 70805	Food Products	One stop&	SF + 6.25%	(i)	10.07%	07/2027	8,690	-
LOV Acquisition LLC	17804 N US Hwy 41	Lutz, FL 33549	Healthcare Providers & Services	Senior secured*&^	SF + 4.25%	(h)	7.97%	11/2031	26,953	-
				Senior secured^(6)	SF + 4.25%		N/A(7)	11/2031	-	-
LSF11 Trinity Bidco, Inc.	2711 N Haskell Ave, Ste 1700	Dallas, TX 75204	Aerospace & Defense	Senior secured^#	SF + 2.50%	(h)	6.23%	06/2030	15,083	-
Madison IAQ LLC	444 W Lake St, Suite 4400	Chicago, IL 60606	Industrial Conglomerates	Senior secured^(9)(24)	SF + 2.50%	(j)	6.70%	06/2028	4,897	-
Madison Park Funding XLVIII, Ltd.	Windward 3, Regatta Office Park, P.O. Box 1350	Grand Cayman KY1-1108 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.85%		7.64%	01/2039	4,513	-
Madison Park Funding XVII, Ltd.	Windward 3, Regatta Office Park, P.O. Box 1350	Grand Cayman KY1-1108 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.15%		8.02%	10/2037	5,723	-
Majesco	412 Mt Kemble Ave, Suite 110C	Morristown, NJ 07960	Insurance	One stop^(6)	SF + 4.75%		N/A(7)	09/2027	-	-
				One stop*&^	SF + 4.75%	(i)	8.47%	09/2028	44,382	-
Mamba Purchaser, Inc.	4950 Communication Ave, Suite 100	Boca Raton, FL 33431	Healthcare Providers & Services	Senior secured^#(24)	SF + 3.00%	(h)	6.73%	10/2031	24,646	-
Marcone Yellowstone Buyer Inc.	1 City Pl, Suite 400	St. Louis, MO 63141	Trading Companies & Distributors	One stop^(23)	SF + 7.00%	(i)	7.88% cash/3.25% PIK	06/2028	10,799	-
				One stop^(23)	SF + 7.00%	(i)	7.88% cash/3.25% PIK	06/2028	4,580	-
Mariner Wealth Advisors, LLC	800 S. Douglas Road, Suite 900	Coral Gables, FL, 33134	Diversified Financial Services	Senior secured^(24)	SF + 2.25%	(i)	5.93%	12/2030	12,753	-
Matrix42 Holding GMBH	Elbinger Straße 7	Frankfurt, 60487, Germany	Software	One stop^(9)(10)(17)	E + 6.25%	(d)	8.32%	12/2029	191	-
				One stop^(9)(10)(17)	E + 6.25%	(c)	8.31%	12/2029	20,929	-
Mavis Tire Express Services Topco, Corp.	358 Saw Mill River Rd	Millwood, NY 10546	Automobiles	Senior secured^#(9)(24)	SF + 3.00%	(h)	6.72%	05/2028	22,156	-
McAfee, LLC	6220 America Ctr Dr	San Jose, CA 95002	Diversified Consumer Services	Senior secured^(9)(24)	SF + 3.00%	(h)	6.72%	03/2029	4,584	-
MCF CLO IV, LLC	1209 Orange St	Wilmington, DE 19801	Specialized Finance	Structured Finance Note(9)(25)	SF + 5.00%		9.00%	10/2037	4,777	-
Med Parentco, LP	1950 Old Gallows Rd, Suite 520	Vienna, VA 22182	Specialty Retail	Senior secured^#(24)	SF + 3.25%	(h)	6.97%	04/2031	22,440	-
Mediware Information Systems, Inc.	11300 Switzer Road	Overland Park, KS 66210	Healthcare Technology	Senior secured^#(24)	SF + 2.75%	(h)	6.58%	03/2028	25,161	-
Medlar Bidco Limited	107 Cheapside, Suite 610-611	London, EC2V 6DN, United Kingdom	Diversified Financial Services	One stop^(9)(10)(19)	SN + 5.00%	(g)	8.72%	05/2032	35,278	-
				One stop^(6)(9)(10)(19)	SN + 5.00%		N/A(7)	05/2032	-	-
				One stop^(9)(10)(19)	E + 5.00%	(c)	6.99%	05/2032	43,835	-
Menlo Ridgeview Co-Invest, LLC	75 Rowland Way, Suite 300	Novato, CA 94945	Software	LLC interest(9)	N/A		N/A	N/A	1,652	0.3%
Merlin Buyer, Inc.	6801 State Route 60	Birmingham, OH 44816	Food Products	Senior secured#	SF + 4.00%	(i)	7.67%	12/2028	2,520	-
Metal Supermarkets US Buyer, LLC	5399 Eglinton Ave W, Suite 210	Toronto, ON 905, Canada	Specialty Retail	One stop&(9)(12)	SF + 4.75%	(i)	8.42%	12/2030	12,326	-
				One stop^(9)(12)	SF + 4.75%	(i)	8.42%	12/2030	328	-
				Common stock(9)(12)	N/A		N/A	N/A	2	-
				Preferred stock(9)(12)	N/A		N/A	N/A	135	0.2%
Metatiedot Bidco Oy & Metatiedot US, LLC	Peltokatu 34 C	Tampere, 33100, Finland	Software	One stop^(9)(10)(16)	E + 5.00%	(c)	7.06%	11/2030	2,969	-
				One stop^(9)(10)(16)	E + 5.00%	(c)	7.07%	11/2031	14,669	-
				One stop^(9)(10)(16)	E + 5.00%	(c)	7.06%	11/2031	1,310	-
				One stop^(9)(16)	SF + 5.00%	(i)	8.82%	11/2031	9,353	-
MIC GLEN LLC	1820 S Zero St	Fort Smith, AR 72901	Food Products	Senior secured^#(24)	SF + 3.25%	(h)	6.97%	07/2028	25,114	-
Milano Acquisition Corp.	1775 Tysons Blvd	Tysons, VA 22102	Healthcare Technology	Senior secured#(24)	SF + 4.00%	(i)	7.77%	10/2027	4,809	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Mister Car Wash Holdings, Inc.	222 East 5th St	Tucson, AZ 85705	Automobiles	Senior secured^(9)(24)	SF + 2.50%	(h)	6.22%	03/2031	11,865	-
Modena Buyer, LLC	3421 Hillview Ave	Palo Alto, CA 94304	Software	Senior secured^#(24)	SF + 4.25%	(i)	8.09%	07/2031	17,832	-
Modernizing Medicine, Inc.	4850 Network Way, Suite 200	Boca Raton, FL 33431	Healthcare Technology	One stop*^(23)	SF + 4.75%	(i)	6.17% cash/2.25% PIK	04/2032	128,026	-
				One stop^(6)	SF + 4.25%		N/A(7)	04/2032	-	-
				Preferred stock(22)	N/A		N/A	N/A	15,644	2.4%
Motus Group, LLC	2 Financial Center, 60 South St	Boston, MA 02111	Software	Senior secured^	SF + 3.75%	(i)	7.42%	12/2028	8,748	-
Movement Holdings, LLC	1050 W Hampden Ave	Englewood, CO 80110	Leisure Products	One stop*&(9)(11)	SF + 5.50%	(i)	9.32%	03/2030	21,968	-
				One stop^(9)(11)	SF + 5.50%	(i)	9.32%	03/2030	747	-
				One stop^(6)(9)(11)	SF + 5.50%		N/A(7)	03/2030	-	-
				LLC interest(9)(11)	N/A		N/A	N/A	347	0.4%
MRH Trowe Germany GMBH	Walther von Cronberg Platz 6	Frankfurt, 60594, Germany	Insurance	One stop^(6)(9)(10)(17)	E + 5.00%		N/A(7)	11/2031	-	-
				One stop^(9)(10)(17)	E + 5.00%	(d)	7.11%	05/2032	65,052	-
				One stop^(9)(10)(17)	E + 5.00%	(c)	7.03%	05/2032	10,099	-
MYOB Invest Co Pty Ltd	168 Cremorne St, 3rd Floor	Cremorne, NSW 3121, Australia	Software	One stop^(9)(10)(13)(23)	A + 5.25%	(e)	6.19% cash/2.75% PIK	06/2030	169,615	-
National Express Wash Parent Holdco, LLC	5201 SW 8th St	Miami, FL 33134	Automobiles	One stop^	SF + 5.00%	(j)	8.87%	07/2029	1,524	-
				One stop&^	SF + 5.00%	(i)	8.67%	07/2029	37,699	-
				One stop^	SF + 5.00%	(j)	8.60%	07/2029	13,699	-
				One stop^	SF + 5.00%	(i)	8.67%	07/2029	12,121	-
Navex Global Holdings Corporation	5500 Meadows Rd, Suite 500	Lake Oswego, OR 97035	Software	One stop*&^	SF + 5.00%	(i)	8.91%	10/2032	28,581	-
				One stop^(6)	SF + 5.00%		N/A(7)	10/2031	(11)	-
				One stop^(6)	SF + 5.00%		N/A(7)	10/2032	(14)	-
				LP interest	N/A		N/A	N/A	3,809	0.4%
NBG Acquisition Corp. and NBG-P Acquisition Corp.	168 E Freedom Ave	Anaheim, CA 92801	Professional Services	One stop^(23)	SF + 6.00%	(i)	6.34% cash/3.50% PIK	11/2030	14,497	-
				One stop^(23)	SF + 6.00%	(i)	6.17% cash/3.50% PIK	11/2030	2,600	-
Neptune Holdings, Inc.	4221 W Boy Scout Blvd, Suite 350	Tampa, FL 33607	Healthcare Technology	One stop^	SF + 4.50%		N/A(7)	08/2029	-	-
				One stop&	SF + 4.50%	(i)	8.17%	09/2030	5,533	-
Netsmart Technologies, Inc.	11100 Nall Ave	Overland Park, KS 66211	Healthcare Technology	One stop&^(23)	SF + 5.20%	(h)	6.22% cash/2.70% PIK	08/2031	100,174	-
				One stop^(6)	SF + 4.75%		N/A(7)	08/2031	-	-
				One stop^(6)	SF + 5.20%		N/A(7)	08/2031	-	-
				One stop^(23)	SF + 5.20%	(h)	6.22% cash/2.70% PIK	08/2031	46,364	-
Netwrix Corporation	6160 Warren Pkwy, Suite 100	Frisco, TX 75034	IT Services	One stop*^	SF + 4.50%	(i)	8.32%	06/2029	12,424	-
				One stop^	SF + 4.50%	(i)	8.32%	06/2029	43	-
Neuberger Berman CLO 32R, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.25%		8.03%	07/2039	5,484	-
New Look Corporation and New Look Vision Group Inc.	1 Place Ville-Marie, Suite 3670	Montreal, QC H3B 3P2, Canada	Healthcare Providers & Services	One stop^(9)(10)(12)	CA + 5.25%	(l)	7.51%	05/2028	10,956	-
NSM Top Holdings Corp.	318 Seaboard Ln, Suite 202	Franklin, TN 37067	Healthcare Equipment & Supplies	Senior secured^#	SF + 4.25%	(i)	8.02%	05/2029	5,810	-
Oakbridge Insurance Agency LLC	887 W Marietta St NW, Studio N-108	Atlanta, GA 30318	Insurance	One stop^	SF + 4.75%	(h)	8.48%	11/2029	351	-
				One stop^	SF + 4.75%	(h)	8.47%	11/2029	3,114	-
				One stop*^	SF + 4.75%	(h)	8.47%	11/2029	6,448	-
				One stop^	SF + 5.00%	(h)	8.72%	11/2029	2,504	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2029	(100)	-
				LP interest	N/A		N/A	N/A	78	0.0%(26)
OCP CLO 2025-44, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		7.83%	10/2038	4,033	-
OEConnection, LLC	4205 Highlander Pkwy	Richfield, OH 44286	Auto Components	One stop&^	SF + 4.50%	(h)	8.23%	12/2032	53,335	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	9	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	18	-
OHA Credit Funding 22, Ltd.	190 Elgin Avenue, George Town	Grand Cayman KY1-9008 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.25%		8.03%	07/2038	2,530	-
OHA Credit Partners VII, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.50%		7.39%	02/2028	2,013	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Olo Parent, Inc.	26 Broadway, 24th Floor	New York, NY 10004	Hotels, Restaurants & Leisure	One stop^(6)	SF + 4.50%		N/A(7)	09/2032	-	-
				One stop&^	SF + 4.50%	(i)	8.32%	09/2032	91,032	-
OMNIA Partners, LLC	840 Crescent Centre Dr, Suite 600	Franklin, TN 37067	Commercial Services & Supplies	Senior secured^#(24)	SF + 2.75%	(i)	6.45%	12/2032	9,023	-
OneDigital Borrower LLC	300 Galleria Pkwy	Atlanta, GA 30339	Insurance	Senior secured^#	SF + 3.00%	(h)	6.72%	07/2031	18,399	-
Onit, Inc.	100 Galleria Pkwy, Suite 1030	Atlanta, GA 30339	Software	One stop&^	SF + 4.75%	(i)	8.59%	01/2032	18,810	-
				One stop^(6)	SF + 4.75%		N/A(7)	01/2032	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	01/2032	-	-
				One stop^	SF + 4.50%	(i)	8.34%	01/2032	3,163	-
Orion Advisor Solutions	17605 Wright St	Omaha, NE 68130	Diversified Financial Services	Senior secured^#(24)	SF + 3.25%	(i)	7.11%	09/2030	29,192	-
Orion CLO 2023-2, Ltd.	PO Box 536, 13-14 Esplanade	St. Helier, JE4 5UR Jersey	Specialized Finance	Structured Finance Note(9)(19)	SF + 4.00%		7.70%	01/2037	4,511	-
Orion CLO 2025-5, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.25%		8.13%	07/2038	4,027	-
Orion CLO 2025-6 Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		8.10%	10/2038	3,995	-
Orsay Bidco 1 B.V. and Sky Group Holding B.V.	Pesetastraat 46, Barendrecht	Rotterdam, 2991, Netherlands	Software	One stop^(9)(10)(15)	E + 5.75%	(c)	7.77%	11/2029	10,164	-
				One stop^(9)(10)(15)	E + 5.00%	(c)	7.02%	11/2029	737	-
OSP Hamilton Purchaser, LLC	410 E Rivulon Blvd, Suite 111	Gilbert, AZ 85295	Banks	One stop*	SF + 4.75%	(i)	8.59%	12/2029	2,769	-
				One stop^	SF + 4.75%	(i)	8.64%	12/2029	2,648	-
				One stop^	SF + 4.75%	(i)	8.59%	12/2029	695	-
				One stop^	SF + 4.75%	(i)	8.61%	12/2029	632	-
OSTTRA Group, Ltd.	1 Duval Square	London, E1 6PW, United Kingdom	Diversified Financial Services	Senior secured#(9)(11)(24)	SF + 3.50%	(i)	7.43%	10/2032	13,940	-
Outcomes Group Holdings, Inc.	1277 Treat Blvd, Suite 800	Walnut Creek, CA 94597	Professional Services	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	05/2031	15,000	-
Packaging Coordinators Midco, Inc.	3001 Red Lion Rd	Philadelphia, PA 19114	Containers & Packaging	One stop*^	SF + 4.50%	(i)	8.34%	07/2032	33,627	-
				One stop^(6)	SF + 4.75%		N/A(7)	07/2032	-	-
				One stop^	SF + 4.75%		N/A(7)	07/2032	-	-
				One stop^	SF + 4.50%	(i)	8.34%	07/2032	194	-
				One stop^	SF + 4.75%		N/A(7)	07/2032	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	07/2032	-	-
				One stop^(10)	SN + 4.50%	(g)	8.22%	07/2032	16,733	-
				LP interest	N/A		N/A	N/A	1,822	-
Paint Intermediate III, LLC	20917 63rd Ave	Lynnwood, WA 98036	Automobiles	Senior secured^#(24)	SF + 3.00%	(i)	6.87%	10/2031	16,100	-
Palmer Square CLO 2019-1, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.00%		7.85%	08/2038	3,005	-
Palmer Square CLO 2021-3, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		7.95%	10/2038	4,510	-
Palmer Square CLO 2023-3, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.75%		7.44%	01/2029	4,000	-
Panzura, LLC	2880 Stevens Creek Blvd, Suite 100	San Jose, CA 95128	Software	One stop^(23)	N/A		7.00% cash/8.00% PIK	08/2027	60	-
				LLC units	N/A		N/A	N/A	-	0.0%(26)
PAS Parent Inc.	2665 Long Lake Rd, Suite 300	Roseville, MN 55113	Life Sciences Tools & Services	One stop^(6)	SF + 4.50%		N/A(7)	08/2031	-	-
				One stop*&^	SF + 4.50%	(h)	8.22%	08/2032	22,134	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2032	-	-
Pathway Vet Alliance, LLC	800 W Cesar Chavez St, B-100	Austin, TX 78701	Healthcare Providers & Services	Senior secured#	SF + 5.00%	(i)	8.84%	06/2028	5,047	-
Patriot Acquireco, LLC	260 N Rock Rd, Suite 200	Wichita, KS 67206	Hotels, Restaurants & Leisure	One stop^	SF + 4.50%	(i)	8.18%	09/2032	1,688	-
				One stop^	SF + 4.50%	(i)	8.17%	09/2032	84,207	-
				Common stock	N/A		N/A	N/A	3,613	-
PB Group Holdings, LLC	804 Ocean Ave, Suite 2	Belmar, NJ 07719	Hotels, Restaurants & Leisure	One stop&^(23)	SF + 5.50%	(h)	6.47% cash/2.75% PIK	08/2030	33,422	-
				One stop^	SF + 5.00%	(h)	8.72%	08/2030	1,622	-
				LP interest	N/A		N/A	N/A	241	0.1%
PDQ.com Corporation	230 W 200 S, Suite 3101	Salt Lake City, UT 84101	IT Services	One stop^(6)	SF + 4.75%		N/A(7)	10/2032	(3)	-
				One stop^	SF + 4.75%	(i)	8.42%	10/2032	5,727	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2032	(7)	-
Peace Park CLO, Ltd.	One Nexus Way, Camana Bay	Grand Cayman KY1-9005 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.85%		7.73%	10/2038	3,925	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Pearl Acquisition Buyer, Inc.	255 Grant St SE, Suite 600	Decatur, AL 35601	Commercial Services & Supplies	One stop^	SF + 4.50%	(i)	8.17%	12/2032	63	-
				One stop^	SF + 4.50%	(i)	8.17%	12/2032	6,836	-
				One stop^(6)	SF + 6.75%		N/A(7)	12/2032	(6)	-
Pegasus BidCo	Fascinatio Boulevard 270-272	Rotterdam, 3009 AR, Netherlands	Containers & Packaging	Senior secured^#(9)(15)	SF + 2.75%	(i)	6.60%	07/2029	18,851	-
Personify, Inc.	7010 Easy Wind Dr, Building II	Austin, TX 78752	Software	One stop*	SF + 4.75%	(h)	8.47%	09/2028	6,342	-
				One stop*&	SF + 4.75%	(h)	8.47%	09/2028	17,087	-
PetVet Care Centers LLC	One Gorham Island	Westport, CT 06880	Specialty Retail	One stop^	SF + 6.00%	(h)	9.72%	11/2030	8,293	-
				One stop^	SF + 6.00%	(h)	9.84%	11/2029	21	-
PFI Lower MidCo, LLC	3104 W. Baseline Road	Shelby, MI 49455	Food Products	Senior secured#	SF + 4.00%	(h)	7.87%	12/2032	8,070	-
PGA Holdings, Inc.	404 Columbia Pl	South Bend, IN 46601	Professional Services	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	04/2031	25,790	-
Pharmerica	805 N Whittington Pkwy	Louisville, KY 40222	Healthcare Providers & Services	Senior secured^(24)	SF + 2.50%	(h)	6.22%	02/2031	12,353	-
Pikes Peak CLO 15 (2023), Ltd.	44 Esplanade	St. Helier, JE4 9WU Jersey	Specialized Finance	Structured Finance Note(9)(19)(25)	SF + 3.90%		7.78%	10/2038	2,390	-
Pikes Peak CLO 9	One Nexus Way, Camana Bay	Grand Cayman KY1-9005 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.20%		8.06%	10/2038	5,009	-
Pineapple German Bidco GMBH	Karlstraße 47	Munich, 80333, Germany	Software	One stop^(9)(10)(17)(23)	E + 5.26%	(c)	4.15% cash/3.13% PIK	01/2031	21,428	-
				One stop^(9)(10)(17)(23)	E + 5.26%	(c)	4.15% cash/3.13% PIK	01/2031	1,471	-
				One stop^(9)(10)(17)(23)	E + 5.26%	(c)	4.15% cash/3.13% PIK	01/2031	6,641	-
				One stop^(9)(10)(17)(23)	E + 5.26%	(c)	4.15% cash/3.13% PIK	01/2031	6,038	-
				One stop^(9)(17)(23)	SF + 5.26%	(i)	5.78% cash/3.13% PIK	01/2031	17,126	-
				One stop^(9)(17)(23)	SF + 5.26%	(i)	5.78% cash/3.13% PIK	01/2031	1,446	-
				One stop^(6)(9)(10)(17)	E + 9.25%		N/A(7)	01/2031	-	-
PING Identity Holding Corp.	1001 17th St, Suite 100	Denver, CO 80202	Software	Senior secured#	SF + 2.75%	(i)	6.59%	11/2032	10,038	-
Pinnacle Treatment Centers, Inc.	1317 Route 73, Suite 200	Mt Laurel, NJ 08054	Healthcare Providers & Services	One stop^	P + 4.50%	(a)(h)	10.81%	01/2027	2,127	-
				One stop*&	SF + 5.75%	(i)	9.57%	01/2027	19,218	-
				One stop^	SF + 5.75%	(i)	9.57%	01/2027	16,938	-
				One stop&	SF + 5.75%	(i)	9.57%	01/2027	1,726	-
				One stop*	SF + 5.75%	(i)	9.57%	01/2027	810	-
				One stop&	SF + 5.75%	(i)	9.57%	01/2027	1,071	-
				One stop&	SF + 5.75%	(i)	9.57%	01/2027	8,282	-
Pioneer AcquisitionCo, LLC	2425 East Pioneer Drive	Irving, TX 75061	Electric Utilities	Senior secured#	SF + 3.25%	(i)	6.94%	11/2032	5,028	-
Planview Parent, Inc.	12301 Research Blvd, Plaza V	Austin, TX 78759	Software	Senior secured^#	SF + 3.50%	(i)	7.17%	12/2027	21,032	-
Pluralsight, LLC	42 Future Way	Draper, UT 84020	Software	One stop^(6)	SF + 4.50%		N/A(7)	08/2029	(12)	-
				One stop^(23)	SF + 4.50%	(i)	6.82% cash/1.50% PIK	08/2029	581	-
				One stop^(6)	SF + 4.50%		N/A(7)	08/2029	(30)	-
				One stop^(23)	SF + 4.50%	(i)	6.82% cash/1.50% PIK	08/2029	1,163	-
				One stop^(8)(23)	SF + 7.50%	(i)	11.32% PIK	08/2029	1,626	-
				LLC interest	N/A		N/A	N/A	37	0.6%
PODS, LLC	5585 Rio Vista Dr	Clearwater, FL 33760	Transportation Infrastructure	Senior secured#(24)	SF + 3.00%	(h)	6.83%	03/2028	4,930	-
PointClickCare Technologies, Inc.	5570 Explorer Dr	Mississauga, ON L4W 0C4, Canada	Healthcare Technology	Senior secured^(9)(12)	SF + 2.75%	(i)	6.42%	11/2031	19,931	-
Power Grid Holdings, Inc.	5551 Parkwest Dr, Suite 115	Bessemer, AL 35022	Electrical Equipment	One stop^	P + 3.75%	(a)	10.50%	12/2030	11	-
				One stop^	SF + 4.75%	(i)	8.42%	12/2030	456	-
PPV Intermediate Holdings, LLC	141 Longwater Dr, Suite 108	Norwell, MA 02061	Healthcare Providers & Services	One stop*	SF + 5.75%	(i)	9.57%	08/2029	4,876	-
				One stop^	SF + 5.25%	(i)	9.07%	08/2029	4,347	-
PPW Aero Buyer, Inc.	200 Adams St	Manchester, CT 06040	Aerospace & Defense	One stop^(6)	P + 5.00%		N/A(7)	09/2031	-	-
				One stop*	SF + 5.00%	(i)	8.67%	09/2031	1,697	-
				One stop^(6)	SF + 5.00%		N/A(7)	09/2031	-	-
Precision Medicine Group, LLC	2 Bethesda Metro Center, Suite 850	Bethesda, MD 20814	Healthcare Equipment & Supplies	Senior secured#	SF + 3.50%	(i)	7.17%	08/2032	19,533	-
Premise Health Holding Corp.	5500 Maryland Way, Suite 200	Brentwood, TN 37027	Healthcare Providers & Services	One stop*^	SF + 4.50%	(i)	8.17%	11/2032	28,946	-
				One stop^(6)	SF + 4.50%		N/A(7)	11/2031	(41)	-
				One stop^	SF + 4.50%	(i)	8.17%	11/2032	6,177	-
				One stop^(6)	SF + 4.50%		N/A(7)	11/2032	(26)	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Project Alpha Intermediate Holdings, Inc.	211 S Gulph Rd, Suite 500	King of Prussia, PA 19406	Diversified Consumer Services	Senior secured^#(24)	SF + 3.25%	(i)	6.92%	10/2030	20,036	-
Proofpoint, Inc.	925 W Maude Ave	Sunnyvale, CA 94085	Software	Senior secured^#(24)	SF + 3.00%	(i)	6.67%	08/2028	27,709	-
Propulsion Newco LLC	Parque Tecnológico, Edificio 300	48170 Zamudio, Vizcaya, Spain	Aerospace & Defense	Senior secured#(9)	SF + 2.50%	(i)	6.17%	12/2032	6,641	-
Provenance Buyer LLC	5501 Communications Pkwy	Sarasota, FL 34240	Diversified Consumer Services	One stop*	SF + 5.00%	(i)	8.77%	06/2027	3,749	-
				One stop*	SF + 5.00%	(i)	8.77%	06/2027	7,314	-
PSC Parent, Inc.	725 Main St	Baton Rouge, LA 70802	Commercial Services & Supplies	One stop^	SF + 5.25%	(h)	9.00%	04/2031	180	-
				One stop^	SF + 5.25%	(h)	8.97%	04/2031	239	-
				One stop^	SF + 5.25%	(h)	8.97%	04/2030	110	-
				One stop^	SF + 5.25%	(h)	8.99%	04/2031	1,436	-
Pye-Barker Fire and Safety, LLC	2500 Northwinds Parkway, Suite 200	Alpharetta, GA 30009	Building Products	Senior secured#	SF + 2.50%	(i)	6.21%	12/2032	8,764	-
				Senior secured#	SF + 2.50%		N/A(7)	12/2032	10	-
QAD, Inc.	100 Innovation Pl	Santa Barbara, CA 93108	Software	One stop*	SF + 4.75%	(h)	8.47%	11/2027	9,722	-
QF Holdings, Inc.	315 Deaderick St, Suite 2300	Nashville, TN 37238	Healthcare Technology	One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(55)	-
				One stop^	SF + 4.50%	(i)	8.19%	12/2032	84,411	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(92)	-
QSR Acquisition Co.	129 Portland St	Boston, MA 02114	Hotels, Restaurants & Leisure	One stop&	SF + 4.25%	(h)	7.97%	06/2032	15,216	-
				One stop^(6)	SF + 4.25%		N/A(7)	06/2032	-	-
				One stop^(6)	SF + 4.25%		N/A(7)	06/2032	-	-
Quick Quack Car Wash Holdings, LLC	6020 West Oaks Blvd, Suite 300	Rocklin, CA 95765	Automobiles	One stop&	SF + 4.75%	(h)	8.47%	06/2031	2,484	-
				One stop^(6)	SF + 4.75%		N/A(7)	06/2031	-	-
				One stop^	SF + 4.75%	(h)	8.47%	06/2031	139	-
				One stop^	SF + 4.75%	(h)	8.47%	06/2031	896	-
				One stop*^	SF + 4.75%	(h)	8.47%	06/2031	2,106	-
				LLC units	N/A		N/A	N/A	562	0.0%(26)
				LLC interest	N/A		N/A	N/A	107	0.0%(26)
Radiance Borrower, LLC	300 Union Blvd, Suite 600	Lakewood, CO 80228	Specialty Retail	One stop^	SF + 5.25%	(h)	8.97%	06/2031	388	-
				One stop&^(23)	SF + 5.25%	(h)	8.97%	06/2031	41,495	-
Radwell Parent, LLC	1 Millennium Dr	Willingboro, NJ 08046	Commercial Services & Supplies	One stop^	SF + 5.50%	(i)	9.17%	03/2029	764	-
				One stop*	SF + 5.50%	(i)	9.17%	03/2029	15,557	-
Rainforest Bidco Limited	1 Mere Way, Ruddington Fields Business Park	Ruddington, NG11 6JS, United Kingdom	Software	One stop^(6)(9)(10)(11)	SN + 5.25%		N/A(7)	07/2029	-	-
Ranpak Corporation	7990 Auburn Rd	Painesville, OH 44077	Paper & Forest Products	Senior secured^#(9)	SF + 4.50%	(h)	8.22%	12/2031	3,640	-
				Senior secured^#(9)	SF + 4.50%	(h)	8.22%	12/2031	2,330	-
RC Buyer, Inc.	2450 Huish Rd	Dyersburg, TN 38024	Auto Components	Senior secured^(24)	SF + 3.50%	(h)	7.33%	07/2028	9,309	-
RealPage, Inc.	2201 Lakeside Blvd	Richardson, TX 75082	Real Estate Management & Development	Senior secured^(24)	SF + 3.00%	(i)	6.93%	04/2028	4,900	-
RealTruck Group, Inc.	5400 Data Ct	Ann Arbor, MI 48108	Auto Components	Senior secured^(9)(24)	SF + 3.75%	(h)	7.58%	01/2028	7,870	-
ReliaQuest Holdings, LLC	1001 Water St, Suite 1900	Tampa, FL 33602	IT Services	One stop^(6)	SF + 6.00%		N/A(7)	04/2031	-	-
				One stop^(6)	SF + 5.50%		N/A(7)	04/2031	-	-
				One stop^(23)	SF + 6.00%	(i)	6.59% cash/3.25% PIK	04/2031	41,805	-
				One stop^(23)	SF + 6.00%	(i)	6.59% cash/3.25% PIK	04/2031	57,841	-
Resonetics, LLC	26 Whipple St	Nashua, NH 03060	Healthcare Equipment & Supplies	Senior secured^#(24)	SF + 2.75%	(i)	6.59%	06/2031	23,073	-
RJW Group Holdings, Inc.	11240 Katherine’s Crossing, Suite 400	Woodridge, IL 60517	Air Freight & Logistics	One stop*^	SF + 5.00%	(i)	8.67%	11/2031	49,796	-
				One stop^	SF + 5.00%	(j)	8.73%	11/2031	3,145	-
				One stop^	SF + 5.00%	(i)	8.67%	11/2031	53,127	-
				One stop^(6)	SF + 5.00%		N/A(7)	11/2031	-	-
				LP interest	N/A		N/A	N/A	1,320	0.2%
Rockland Park CLO, Ltd.	One Nexus Way, Camana Bay	Grand Cayman KY1-9005 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.20%		8.08%	07/2038	2,488	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Rooster BidCo Limited	15 Canada Sq	London, E13 5GL, United Kingdom	Hotels, Restaurants & Leisure	One stop^(9)(10)(11)	SN + 5.00%	(g)	8.72%	03/2032	1,066	-
				One stop^(6)(9)(10)(11)	SN + 5.00%		N/A(7)	03/2032	-	-
				One stop^(9)(10)(11)	SN + 5.00%	(g)	8.72%	03/2032	44,778	-
				Preferred stock(9)(11)	N/A		N/A	N/A	2,849	0.4%
Royal Holdco Corporation	12130 Santa Margarita Ct	Rancho Cucamonga, CA 91730	Construction & Engineering	One stop^	SF + 4.50%	(i)	8.20%	12/2030	1,730	-
				One stop^	SF + 4.50%	(i)	8.29%	12/2030	1,990	-
				One stop&^	SF + 4.50%	(i)	8.24%	12/2030	27,655	-
RTI Surgical, Inc.	11621 Research Cir	Alachua, FL 32615	Healthcare Equipment & Supplies	One stop^(6)	SF + 4.75%		N/A(7)	09/2032	-	-
				One stop&^	SF + 4.75%	(h)	8.47%	09/2032	58,376	-
RW AM Holdco LLC	75 Executive Dr, Suite 200	Aurora, IL 60504	Diversified Consumer Services	One stop^(8)	SF + 5.25%	(i)	9.02%	04/2028	5,553	-
S.J. Electro Systems, LLC	22650 County Hwy 6	Detroit Lakes, MN 56501	Water Utilities	One stop^	SF + 4.75%	(i)	8.66%	06/2028	4,601	-
				One stop^(6)	SF + 4.75%		N/A(7)	06/2028	(26)	-
Saguaro Buyer, LLC	1 E Washington St, Suite 250	Phoenix, AZ 85004	Hotels, Restaurants & Leisure	One stop&	SF + 4.50%	(i)	8.17%	07/2032	2,711	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2032	-	-
				One stop^	SF + 4.50%	(i)	8.34%	07/2032	1,479	-
				One stop^	SF + 4.50%	(i)	8.17%	07/2032	366	-
				Common stock	N/A		N/A	N/A	4,719	0.3%
Salisbury House, LLC	2 Village Sq, Suite 210	Baltimore, MD 21210	Diversified Consumer Services	One stop^	SF + 5.00%	(h)	8.72%	08/2032	1,158	-
				One stop^(6)	SF + 5.00%		N/A(7)	08/2032	-	-
				One stop*^	SF + 5.00%	(j)	8.73%	08/2032	57,613	-
Sapphire Bidco Oy	Linnoitustie 2 Cello rakennus, PL 97	Espoo, 02601, Finland	Software	One stop^(9)(10)(16)	E + 4.75%	(c)	6.78%	07/2029	15,270	-
				One stop^(9)(10)(16)	E + 4.75%	(c)	6.83%	07/2029	3,991	-
Saturn Borrower Inc.	8800 E Raintree Dr, Suite 110	Scottsdale, AZ 85260	IT Services	One stop*	SF + 6.00%	(i)	9.67%	11/2028	8,149	-
				One stop^	SF + 6.00%	(i)	9.68%	11/2028	228	-
Scientific Games Holdings LP	1500 Bluegrass Lakes Pkwy	Alpharetta, GA 30004	Hotels, Restaurants & Leisure	Senior secured^#(24)	SF + 3.00%	(i)	6.93%	04/2029	16,281	-
SCP CDH Buyer, Inc.	707 S Grady Wy, Suite 350	Renton, WA 98057	Diversified Consumer Services	One stop^	SF + 4.50%	(i)	8.17%	12/2032	22,523	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(27)	-
				One stop^(6)	SF + 4.50%		N/A(7)	12/2032	(67)	-
				Preferred stock	N/A		N/A	N/A	729	0.2%
				Common stock	N/A		N/A	N/A	38	0.2%
SDC Holdco, LLC	55 Waugh Dr, Suite 1200	Houston, TX 77007	Hotels, Restaurants & Leisure	One stop*&^	SF + 4.38%	(h)	8.10%	07/2032	52,635	-
				One stop^(6)	SF + 4.38%		N/A(7)	07/2032	-	-
Severin Acquisition, LLC	150 Parkshore Dr	Folsom, CA 95630	Diversified Consumer Services	One stop*^(23)	SF + 4.75%	(h)	6.22% cash/2.25% PIK	10/2031	33,920	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2031	(42)	-
				One stop^(23)	SF + 4.75%	(h)	6.22% cash/2.25% PIK	10/2031	1,421	-
Shout! Factory, LLC	1640 S Sepulveda Blvd, Suite 400	Los Angeles, CA 90025	Media	One stop*^	SF + 5.25%	(i)	8.92%	06/2031	17,671	-
				One stop^	SF + 5.25%	(i)	8.93%	06/2031	263	-
Signant Finance One Limited	785 Arbor Way	Blue Bell, PA 19422	Healthcare Technology	One stop^(6)	SF + 4.75%		N/A(7)	10/2031	(34)	-
				One stop^(23)	SF + 4.75%	(i)	8.42% PIK	10/2031	34,718	-
				One stop^(6)	SF + 7.50%		N/A(7)	10/2031	(81)	-
Signia Aerospace, LLC	1575 West 124th Avenue, Suite 210	Westminster, CO 80234	Aerospace & Defense	Senior secured^#	SF + 2.75%	(i)	6.57%	12/2031	8,563	-
				Senior secured^#(6)	SF + 2.75%		N/A(7)	12/2031	2	-
Sixth Street CLO XII, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)	SF + 3.70%		7.49%	01/2039	2,008	-
Sixth Street CLO XIV, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.70%		7.57%	01/2038	2,004	-
Sixth Street CLO XVIII, Ltd.	71 Fort Street, P.O. Box 500	Grand Cayman KY1-1106 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 3.85%		7.73%	10/2038	2,990	-
Smart Energy Systems, Inc.	15495 Sand Canyon Ave, Suite 100	Irvine, CA 92618	Electric Utilities	One stop^(23)	SF + 7.50%	(i)	7.74% cash/3.75% PIK	01/2030	636	-
				One stop^(23)	SF + 7.50%	(i)	7.74% cash/3.75% PIK	01/2030	5,776	-
				Warrant	N/A		N/A	N/A	178	0.0%(26)
SMX Technologies	44150 Smartronix Way	Hollywood, MD 20636	Aerospace & Defense	Senior secured^#	SF + 4.50%	(h)	8.22%	02/2032	7,495	-
Sophia, L.P.	2003 Edmund Halley Drive	Reston, VA 20191	Software	Senior secured#(9)(24)	SF + 2.75%	(h)	6.47%	10/2029	9,083	-
Southern Veterinary Partners, LLC	2204 Lakeshore Dr, Suite 325	Birmingham, AL 35209	Healthcare Providers & Services	Senior secured^#(24)	SF + 2.50%	(i)	6.37%	12/2031	18,420	-
Spark Bidco Limited	Catalyst House, 720 Centennial Ct	Elstree, WD6 3SY, United Kingdom	Software	One stop^(9)(10)(11)	A + 4.75%	(e)	8.33%	10/2032	19,601	-
				One stop^(9)(11)	SF + 4.75%	(i)	8.69%	10/2032	94,724	-
				One stop^(9)(11)	SF + 4.75%		N/A(7)	10/2032	-	-
				One stop^(9)(11)	SF + 4.75%	(i)	8.69%	10/2032	34,275	-
				One stop^(9)(10)(11)	SN + 3.98%	(g)	7.70%	10/2032	2,984	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Sphynx UK Bidco, Ltd.	Trident 3, Styal Rd	Manchester, M22 5XB, United Kingdom	Food Products	One stop^(9)(10)(11)	A + 4.50%	(e)	8.23%	09/2032	8,734	-
				One stop^(9)(10)(11)	E + 4.50%	(c)	6.52%	09/2032	8,508	-
				One stop^(9)(10)(11)	SN + 4.50%	(g)	8.22%	09/2032	39,379	-
Spindrift Beverage Co. Inc.	55 Chapel St	Newton, MA 02458	Beverages	One stop^(6)	SF + 5.00%		N/A(7)	02/2032	-	-
				One stop^(6)	SF + 5.00%		N/A(7)	02/2032	-	-
				One stop*^	SF + 5.00%	(i)	8.94%	02/2032	22,323	-
				LP interest	N/A		N/A	N/A	3,799	0.7%
SSRG Holdings, LLC	2839 Paces Ferry Rd, Suite 500	Atlanta, GA 30339	Hotels, Restaurants & Leisure	One stop^	SF + 4.75%	(i)	8.42%	11/2029	490	-
				One stop*&	SF + 4.75%	(i)	8.42%	11/2029	22,560	-
				One stop&	SF + 4.75%	(i)	8.42%	11/2029	10,086	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2029	-	-
				One stop^	SF + 4.75%	(i)	8.42%	11/2029	5,946	-
Star Holding, LLC	24275 Katy Frwy, Ste 600	Katy, TX 77494	Construction Materials	Senior secured#(9)	SF + 4.50%	(h)	8.22%	07/2031	16,908	-
Stellar Brands, LLC	6270 Morning Star Dr, Suite 120	The Colony, TX 75056	Diversified Consumer Services	Senior secured&	SF + 4.50%	(i)	8.17%	02/2031	9,078	-
				Senior secured^(6)	SF + 4.50%		N/A(7)	02/2031	-	-
Stratose Intermediate Holdings II, LLC	2 Crossroads Dr	Bedminster, NJ, 07921	Healthcare Technology	Senior secured^(24)	SF + 2.75%	(h)	6.47%	09/2029	443	-
				Senior secured^#(24)	SF + 3.25%	(h)	6.97%	11/2031	10,852	-
StrongDM, Inc.	20 Park Rd	San Mateo, CA 94010	Software	Preferred stock	N/A		N/A	N/A	3,599	1.2%
Symplr Software, Inc.	315 Capitol St, Suite 100	Houston, TX 77090	Healthcare Technology	Senior secured#	SF + 4.50%	(i)	8.44%	12/2027	2,304	-
Tacala LLC	3750 Corporate Woods Dr	Vestavia Hills, AL 35242	Hotels, Restaurants & Leisure	Senior secured^#(24)	SF + 3.00%	(h)	6.72%	01/2031	25,346	-
Technimark, LLC	180 Commerce Pl	Asheboro, NC 27203	Containers & Packaging	Senior secured^#	SF + 3.25%	(h)	6.98%	04/2031	14,612	-
Telesoft Holdings LLC	1040 University Ave, Suite 200	Rochester, NY 14607	Software	One stop*	SF + 5.75%	(h)	9.57%	12/2026	5,612	-
Thermogenics, Inc.	6 Scanlon Crt	Aurora, ON L4G 7B2, Canada	Machinery	One stop^(9)(10)(12)	CA + 4.25%	(l)	6.51%	06/2032	898	-
				One stop^(6)(9)(12)	SF + 4.25%		N/A(7)	06/2032	-	-
				One stop&(9)(12)	SF + 4.25%	(i)	7.92%	06/2032	1,151	-
				One stop^(6)(9)(12)	SF + 4.25%		N/A(7)	06/2032	-	-
				One stop^(9)(10)(12)	CA + 4.25%	(l)	6.51%	06/2032	92	-
				One stop^(9)(12)	SF + 4.25%	(i)	7.92%	06/2032	676	-
Thermostat Purchaser III, Inc.	10 Parkway N, Suite 100	Deerfield, IL 60015	Commercial Services & Supplies	Senior secured^(24)	SF + 4.25%	(i)	7.92%	08/2028	11,875	-
TIDI Legacy Products, Inc.	570 Enterprise Drive	Neenah, WI 54956	Healthcare Equipment & Supplies	One stop^	SF + 4.50%		N/A(7)	12/2029	-	-
				One stop^	SF + 4.50%	(h)	8.22%	12/2029	436	-
				One stop*	SF + 4.50%	(h)	8.22%	12/2029	1,629	-
Titan BW Borrower L.P.	555 E Lancaster Ave, Suite 400	Radnor, PA 19087	Aerospace & Defense	One stop*^(23)	SF + 5.38%	(i)	6.38% cash/2.88% PIK	07/2032	16,104	-
				One stop^(6)	SF + 7.13%		N/A(7)	07/2032	-	-
				One stop^(6)	SF + 7.13%		N/A(7)	07/2032	-	-
TLB Holdings I, LLC	15 Hoover St	Inwood, NY 11096	Household Durables	One stop^(6)	SF + 4.75%		N/A(7)	10/2031	(8)	-
				One stop^	SF + 4.75%	(i)	8.62%	10/2031	5,251	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2031	(13)	-
Togetherwork Holdings, LLC	Two Ravinia Dr, Suite 500	Atlanta, GA 30346	Software	One stop^	SF + 5.00%	(h)	8.72%	05/2031	1,111	-
				One stop^	SF + 5.00%	(h)	8.72%	05/2031	575	-
				One stop^	SF + 5.00%	(h)	8.72%	05/2031	44,316	-
				Preferred stock	N/A		N/A	N/A	2,563	0.5%
Transdigm, Inc.	The Tower at Erieview, 1301 E 9th St	Cleveland, OH 44114	Aerospace & Defense	Senior secured^#(9)(24)	SF + 2.25%	(h)	5.97%	03/2030	21,105	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Transform Bidco Limited	123 Victoria St, 11th Floor	London, SW1E 6DE, United Kingdom	Software	One stop^(9)(11)	SF + 6.50%	(h)	10.73%	06/2030	487	-
				One stop^(9)(11)(23)	SF + 6.75%	(i)	10.69% PIK	01/2031	7,930	-
				One stop^(6)(9)(11)	SF + 7.00%		N/A(7)	01/2031	-	-
				One stop^(9)(10)(11)(23)	A + 6.75%	(e)(i)	7.62% cash/2.75% PIK	01/2031	2,691	-
				One stop^(9)(10)(11)(23)	SN + 6.75%	(g)	7.72% cash/2.75% PIK	01/2031	424	-
				One stop^(9)(11)(23)	SF + 6.90%	(i)	7.94% cash/2.90% PIK	01/2031	14,967	-
				One stop^(6)(9)(11)	SF + 6.50%		N/A(7)	01/2031	-	-
				LP interest(9)(11)	N/A		N/A	N/A	3,483	0.8%
Tricentis Operations Holdings, Inc.	5301 Southwest Pkwy, Building 2	Austin, TX 78735	Software	One stop^(6)	SF + 5.50%		N/A(7)	02/2032	-	-
				One stop^(23)	SF + 6.26%	(i)	5.22% cash/4.88% PIK	02/2032	64,188	-
				One stop^(6)	SF + 5.50%		N/A(7)	02/2032	-	-
				LP interest	N/A		N/A	N/A	46	0.0%(26)
Trinity Air Consultants Holdings Corporation	12700 Park Central Dr, Suite 2100	Dallas, TX 75251	Commercial Services & Supplies	One stop^(6)	SF + 4.50%		N/A(7)	06/2029	(6)	-
				One stop^	SF + 4.50%	(i)	8.50%	06/2029	904	-
				One stop^	SF + 4.50%	(h)(i)	8.44%	06/2029	2,695	-
				One stop^	SF + 4.50%	(i)	8.48%	06/2029	5,214	-
				One stop^(6)	SF + 4.50%		N/A(7)	06/2029	(11)	-
Triple Lift, Inc.	400 Lafayette St, 5th Floor	New York, NY 10003	Media	One stop*	SF + 5.75%	(i)	9.59%	05/2028	7,987	-
				One stop*	SF + 5.75%	(i)	9.59%	05/2028	2,343	-
Trucordia Insurance Holdings, LLC	2745 W 600 N, Suite 500	Lindon, UT 84042	Insurance	Senior secured#	SF + 3.25%	(h)	6.97%	06/2032	9,925	-
Truist Insurance Holdings, LLC	214 N Tryon St	Charlotte, NC 28202	Insurance	Senior secured^#(9)	SF + 2.75%	(i)	6.42%	05/2031	14,316	-
TWAS Holdings, LLC	115 E Main St, PO Box 311	Thomaston, GA 30286	Automobiles	One stop*&^	SF + 4.75%	(h)	8.47%	12/2029	24,662	-
				One stop^(6)	SF + 4.75%		N/A(7)	12/2029	(37)	-
UKG Inc.	2000 Ultimate Way	Weston, FL 33326	IT Services	Senior secured^(24)	SF + 2.50%	(i)	6.34%	02/2031	25,368	-
Vanco Payment Solutions, LLC	5600 American Blvd W, Suite 400	Bloomington, MN 55437	Software	One stop^(6)	SF + 4.75%		N/A(7)	12/2031	(9)	-
				One stop^	SF + 4.75%	(i)	8.42%	12/2031	19,026	-
Vantage Bidco GMBH	Charlottenstraße 17	Berlin, 10117, Germany	Software	One stop^(9)(10)(17)	E + 6.00%	(c)	8.02%	04/2031	21,797	-
				One stop^(6)(9)(10)(17)	E + 6.25%		N/A(7)	10/2030	-	-
Varicent Intermediate Holdings Corporation	5000 Yonge St, Suite 500	Toronto, ON M2N 7J8, Canada	Professional Services	One stop^(9)(12)(23)	SF + 6.26%	(i)	6.54% cash/3.38% PIK	08/2031	44,334	-
				One stop^(6)(9)(12)	SF + 5.75%		N/A(7)	08/2031	(38)	-
				One stop^(6)(9)(12)	SF + 2.63%		N/A(7)	08/2031	(31)	-
				One stop^(9)(12)(23)	SF + 6.26%	(i)	6.55% cash/3.38% PIK	08/2031	20,988	-
				One stop^(6)(9)(12)	SF + 6.25%		N/A(7)	08/2031	(24)	-
Varinem German Midco GMBH	Joseph Schumpeter Allee 19	Bonn, 53227, Germany	Software	One stop^(9)(10)(17)	E + 5.50%	(d)	7.57%	07/2031	27,640	-
				One stop^(9)(10)(17)	E + 4.75%	(d)	6.82%	07/2031	10,751	-
Vessco Midco Holdings, LLC	8217 Upland Cir	Chanhassen, MN 55317	Water Utilities	One stop&	SF + 4.50%	(h)(j)	8.42%	07/2031	15,499	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2031	(9)	-
				One stop^	SF + 4.50%	(h)(j)	8.28%	07/2031	4,266	-
				One stop^	SF + 4.50%	(j)	8.23%	07/2031	4,793	-
				One stop^(6)	SF + 4.50%		N/A(7)	07/2031	(23)	-
Viper Bidco, Inc.	1575 Sawdust Rd, Suite 600	The Woodlands, TX 77380	Software	One stop^(10)	SN + 4.75%	(g)	8.47%	11/2031	24,847	-
				One stop^	SF + 4.75%	(i)	8.42%	11/2031	53,932	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2031	-	-
				One stop^(6)	SF + 4.75%		N/A(7)	11/2031	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	11/2031	-	-
Virginia Green Acquisition, LLC	2701 Emerywood Pkwy, Suite 100	Richmond, VA 23294	Diversified Consumer Services	One stop*&^	SF + 5.25%	(j)	8.86%	12/2030	19,592	-
				One stop^(6)	SF + 5.25%		N/A(7)	12/2030	(6)	-
				One stop^(6)	SF + 5.25%		N/A(7)	12/2029	(12)	-
				One stop^(6)	SF + 5.25%		N/A(7)	12/2030	(48)	-
				LP interest	N/A		N/A	N/A	100	0.0%(26)
Voya CLO 2020-2, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(24)(25)	SF + 4.00%		7.88%	01/2038	997	-
Voya CLO 2025-2, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.85%		8.75%	07/2038	5,025	-
Voya CLO 2025-4, Ltd.	PO Box 1093, Boundary Hall, Cricket Square	Grand Cayman KY1-1102 Cayman Islands	Specialized Finance	Structured Finance Note(9)(20)(25)	SF + 4.05%		7.95%	10/2038	5,745	-
VRS Buyer, Inc.	74 Maple St	Stoughton, MA 02072	Road & Rail	Senior secured#(24)	SF + 3.50%	(i)	7.24%	10/2032	11,849	-
				Senior secured#	SF + 3.50%		N/A(7)	10/2032	6	-
VS Buyer, LLC	3000 Carillon Point Kirkland	Seattle, WA 98033	IT Services	Senior secured^	SF + 2.25%	(i)	6.09%	04/2031	11,977	-
VSG Acquisition Corp. and Sherrill, Inc.	496 Gallimore Dairy Rd, Suite D	Greensboro, NC 27409	Specialty Retail	One stop*&^	SF + 5.00%	(h)	8.72%	10/2029	30,999	-
				One stop^	SF + 5.00%	(h)	8.72%	10/2029	331	-
				One stop^(6)	SF + 5.00%		N/A(7)	10/2029	-	-
W.R. Grace & Co	7500 Grace Dr	Columbia, MD 21044	Chemicals	Senior secured#(9)	SF + 3.00%	(i)	6.69%	08/2032	13,579	-
Wand NewCo 3, Inc.	2941 Lake Vista Dr	Lewisville, TX 75067	Auto Components	Senior secured^(9)(24)	SF + 2.50%	(h)	6.22%	01/2031	14,035	-

Name of Portfolio Company	Address		Industry	Type of Investment(1)	Spread Above Index(2)		Interest Rate(3)	Maturity	Fair Value (Dollars in Thousands)(4)	Percentage of Class Held(5)
Wasabi Lower Holdco, LLC	60 East 42nd St, 44th Floor	New York, NY 10165	Insurance	Senior secured^(6)	SF + 4.50%		N/A(7)	06/2032	-	-
				Senior secured^	SF + 4.50%	(h)	8.22%	06/2032	6,950	-
Wealth Enhancement Group, LLC	505 N Highway 169, Suite 900	Plymouth, MN 55441	Diversified Financial Services	One stop^(6)	SF + 4.50%		N/A(7)	10/2028	-	-
				One stop*	SF + 4.50%	(i)	8.49%	10/2028	2,719	-
				One stop*	SF + 4.50%	(i)	8.49%	10/2028	3,771	-
				One stop^	SF + 4.50%	(i)	8.36%	10/2028	6,996	-
				One stop^(6)	SF + 4.50%		N/A(7)	10/2028	-	-
				One stop^	SF + 4.50%	(i)	8.49%	10/2028	646	-
				One stop^	SF + 4.50%	(i)	8.49%	10/2028	2,893	-
Wildcat TopCo, Inc.	9730 Northcross Center Ct	Huntersville, NC 28078	Electrical Equipment	One stop*^	SF + 4.50%	(i)	8.32%	11/2031	21,033	-
				One stop^(6)	P + 3.75%		N/A(7)	11/2031	-	-
				One stop^(6)	SF + 4.50%		N/A(7)	11/2031	-	-
				LP interest(22)	N/A		N/A	N/A	208	0.0%(26)
Windsor Holdings III, LLC	3075 Highland Pkwy, Ste 200	Downers Grove, IL 60515	Chemicals	Senior secured^#(9)(24)	SF + 2.75%	(h)	6.47%	08/2030	19,826	-
Winebow Holdings, Inc.	4800 Cox Rd, Suite 300	Glen Allen, VA 23060	Beverages	One stop^	SF + 6.25%	(h)	10.07%	12/2027	12,798	-
Wireco Worldgroup Inc.	2400 W 75th St	Prairie Village, KS 66208	Machinery	Senior secured^#	SF + 3.75%	(i)	7.61%	11/2028	9,215	-
World Insurance Associates, LLC	100 Wood Ave S, 4th Floor	Iselin, NJ 08830	Insurance	One stop^	SF + 5.00%	(i)	8.68%	04/2030	17,710	-
				One stop^(6)	SF + 5.00%		N/A(7)	04/2030	-	-
WP Deluxe Merger Sub	3500 Lacey Rd, Suite 290	Downers Grove, IL 60515	Containers & Packaging	Senior secured^#	SF + 3.25%	(i)	6.92%	11/2032	10,730	-
				Senior secured^#	SF + 3.25%	(i)	6.92%	11/2032	1,507	-
WPEngine, Inc.	504 Lavaca St, Suite 1000	Austin, TX 78701	IT Services	One stop^	SF + 5.75%	(i)	9.45%	08/2029	953	-
				One stop^	SF + 5.75%		N/A(7)	08/2029	-	-
WRE Holding Corp.	46 Lizotte Dr, Suite 1000	Marlborough, MA 01752	Commercial Services & Supplies	One stop^(6)	SF + 5.00%		N/A(7)	07/2030	-	-
				One stop&^	SF + 5.00%	(j)	8.87%	07/2031	31,251	-
				One stop*	SF + 5.00%	(j)	8.62%	07/2031	3,430	-
				One stop*	SF + 5.00%	(j)	8.60%	07/2031	2,067	-
				One stop&	SF + 5.00%	(j)	8.60%	07/2031	1,608	-
				One stop^	SF + 5.00%	(j)	8.60%	07/2031	563	-
				One stop^	SF + 5.00%	(j)	8.60%	07/2031	576	-
				One stop^	SF + 5.00%	(j)	8.60%	07/2031	357	-
				One stop^(6)	SF + 5.00%	(j)	N/A(7)	07/2031	-	-
				One stop^	SF + 5.00%	(j)	8.71%	07/2031	686	-
WU Holdco, Inc.	755 Tri-State Pkwy	Gurnee, IL 60031	Household Products	One stop*^	SF + 4.75%	(i)	8.42%	04/2032	21,520	-
				One stop^	SF + 4.75%	(i)	8.44%	04/2032	140	-
				One stop^(6)	SF + 4.75%		N/A(7)	04/2032	-	-
YE Brands Holding, LLC	1010 B St, Suite 450	San Rafael, CA 94901	Hotels, Restaurants & Leisure	One stop^	SF + 4.75%	(i)	8.42%	10/2027	12	-
				One stop*	SF + 4.75%	(i)	8.42%	10/2027	6,252	-
				One stop^	SF + 4.75%	(i)	8.42%	10/2027	890	-
YI, LLC	2260 Wendt Street	Algonquin, IL 60102	Healthcare Equipment & Supplies	One stop^(6)	SF + 5.75%		N/A(7)	12/2029	-	-
				One stop*	SF + 5.75%	(h)	9.49%	12/2029	6,081	-
Yorkshire Parent, Inc.	1983 Brennan Plz	High Ridge, MO 63049	Automobiles	One stop*&	SF + 5.50%	(i)	9.17%	12/2029	12,681	-
				One stop&	SF + 5.50%	(i)	9.34%	12/2029	3,513	-
				One stop^	SF + 5.50%	(i)	9.17%	12/2029	738	-
				One stop^	SF + 5.00%	(i)	8.84%	12/2029	4,000	-
				One stop&	SF + 5.00%	(i)	8.84%	12/2029	11,861	-
				LP interest	N/A		N/A	N/A	119	0.0%(26)
Zebra Buyer LLC	525 Market St, 10th Floor	San Francisco, CA 94105	Diversified Financial Services	Senior secured^#(24)	SF + 3.00%	(i)	6.69%	11/2030	27,317	-
Zendesk, Inc.	989 Market St	San Francisco, CA 94103	Software	One stop*^	SF + 5.00%	(i)	8.69%	11/2028	10,136	-
ZimVie, Inc.	4555 Riverside Dr	Palm Beach Gardens, FL 33410	Healthcare Equipment & Supplies	One stop^	SF + 4.75%	(i)	8.42%	10/2032	5,607	-
				One stop^	SF + 4.75%	(i)	8.42%	10/2032	106,266	-
				One stop^(6)	SF + 4.75%		N/A(7)	10/2032	(89)	-
				LP interest	N/A		N/A	N/A	857	-
Zullas, L.C.	460 W Universal Cir	Sandy, UT 84070	Food Products	One stop^(6)	SF + 4.75%		N/A(7)	06/2031	-	-
				One stop&	SF + 4.75%	(h)	8.47%	06/2031	2,977	-
				One stop^	SF + 4.75%	(h)	8.47%	06/2031	488	-
				Common stock	N/A		N/A	N/A	1,796	0.4%

*	Denotes that all or a portion of the investment collateralizes the 2025-R Debt Securitization.

&	Denotes that all or a portion of the investment collateralizes the 2025 Debt Securitization.

^	Denotes that all or a portion of the investment collateralizes the SMBC Credit Facility.

#	Denotes that all or a portion of the investment collateralizes the BANA Credit Facility.

(1)	Equity investments are non-income producing securities unless otherwise noted. Ownership of certain equity investments may occur through a holding company or partnership.

(2)	The majority of the investments bear interest at a rate that is permitted to be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “SF”), Euro Interbank Offered Rate (“EURIBOR” or “E”), Prime (“P”), Australian Interbank Rate (“AUD” or “A”), Canadian Overnight Repo Rate Average (“CORRA” or “CA”) or Sterling Overnight Index Average (“SONIA” or “SN”) which reset daily, monthly, quarterly, semiannually or annually. For each, the Company has provided the spread over the applicable index and the weighted average current interest rate in effect as of December 31, 2025. Certain investments are subject to an interest rate floor. For fixed rate loans, a spread above a reference rate is not applicable. For positions with multiple outstanding contracts, the spread for the largest outstanding contract is shown. Listed below are the index rates as of December 31, 2025, which was the last business day of the period on which the applicable index rates were determined. The actual index rate for each loan listed may not be the applicable index rate outstanding as of December 31, 2025, as the loan may have priced or repriced based on an index rate prior to December 31, 2025.

(a)	Denotes that all or a portion of the contract was indexed to Prime, which was 6.75% as of December 31, 2025.

(b)	Denotes that all or a portion of the contract was indexed to the 30-day EURIBOR, which was 1.94% as of December 31, 2025.

(c)	Denotes that all or a portion of the contract was indexed to the 90-day EURIBOR, which was 2.03% as of December 31, 2025.

(d)	Denotes that all or a portion of the contract was indexed to the 180-day EURIBOR, which was 2.11% as of December 31, 2025.

(e)	Denotes that all or a portion of the contract was indexed to the Three-Month AUD, which was 3.74% as of December 31, 2025.

(f)	Denotes that all or a portion of the contract was indexed to the Six-Month AUD, which was 4.12% as of December 31, 2025.

(g)	Denotes that all or a portion of the contract was indexed to SONIA, which was 3.73% as of December 31, 2025.

(h)	Denotes that all or a portion of the contract was indexed to the 30-day Term SOFR, which was 3.69% as of December 31, 2025.

(i)	Denotes that all or a portion of the contract was indexed to the 90-day Term SOFR, which was 3.65% as of December 31, 2025.

(j)	Denotes that all or a portion of the contract was indexed to the 180-day Term SOFR, which was 3.57% as of December 31, 2025.

(k)	Denotes that all or a portion of the contract was indexed to Daily CORRA, which was 2.30% as of December 31, 2025.

(l)	Denotes that all or a portion of the contract was indexed to the 90-day Term CORRA, which was 2.26% as of December 31, 2025.

(3)	For positions with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of December 31, 2025.

(4)	The fair values of investments were valued using significant unobservable inputs, unless noted otherwise.

(5)	Percentage of class held refers only to equity held, if any, calculated on a fully diluted basis.

(6)	The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par.

(7)	The entire commitment was unfunded as of December 31, 2025. As such, no interest is being earned on this investment. The investment may be subject to an unused facility fee.

(8)	Investment was on non-accrual status as of December 31, 2025, meaning that the Company has ceased recognizing interest or non-cash dividend income on the investment.

(9)	The investment is treated as a non-qualifying asset under Section 55(a) of the the 1940 Act. Under the 1940 Act, the Fund cannot acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Fund’s total assets. As of December 31, 2025, total nonqualifying assets at fair value represented 21.7% of the Fund’s total assets calculated in accordance with the 1940 Act.

(10)	Investment is denominated in foreign currency and is translated into U.S. dollars as of the valuation date or the date of the transaction.

(11)	The headquarters of this portfolio company is located in the United Kingdom.

(12)	The headquarters of this portfolio company is located in Canada.

(13)	The headquarters of this portfolio company is located in Australia.

(14)	The headquarters of this portfolio company is located in Luxembourg.

(15)	The headquarters of this portfolio company is located in the Netherlands.

(16)	The headquarters of this portfolio company is located in Finland.

(17)	The headquarters of this portfolio company is located in Germany.

(18)	The headquarters of this portfolio company is located in France.

(19)	The headquarters of this portfolio company is located in Jersey.

(20)	The headquarters of this portfolio company is located in the Cayman Islands.

(21)	The headquarters of this portfolio company is located in Sweden.

(22)	The Fund holds an equity investment that is income producing.

(23)	All or a portion of the loan interest was capitalized into the outstanding principal balance of the loan in accordance with the terms of the credit agreement during the year ended December 31, 2025.

(24)	The fair value of this investment was valued using Level 2 inputs.

(25)	The sale of a portion of this loan does not qualify for sale accounting under ASC Topic 860 - Transfers and Servicing (‘‘ASC Topic 860’’), and therefore, the asset remains in the Consolidated Schedule of Investments.

(26)	Percentage of class held is less than 0.1%.

FINANCIAL STATEMENTS

The information in “Consolidated Financial Statements and Supplementary Data” in Part II, Item 8 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and “Consolidated Financial Statements” in Part I, Item 1 of the Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2025 is incorporated herein by reference. The financial data should be read in conjunction with the Company’s consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” as incorporated by reference herein.

MANAGEMENT

The information contained under the captions “Business” in Part I, Item 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 and “Proposal 1: Election of Trustees” in the Company’s Definitive Proxy Statement on Schedule 14A for our 2026 Annual Meeting of Shareholders filed with the SEC on January 6, 2026 are incorporated herein by reference.

PORTFOLIO MANAGEMENT

GC Advisors, LLC serves as our investment adviser. The Investment Adviser is registered as an investment adviser under the Advisers Act. Subject to the overall supervision of our Board of Trustees, the Investment Adviser manages the day-to-day operations of, and provides investment advisory and management services to, us.

Investment Committee

The Company’s senior staff of investment personnel currently consists of the members of the investment committee (the “Investment Committee”). The Investment Committee is currently comprised of Lawrence E. Golub, David B. Golub, Andrew H. Steuerman, Gregory W. Cashman, Spyro G. Alexopoulos, Marc C. Robinson, Robert G. Tuchscherer and Jason J. Van Dussen. The day-to-day management of investments approved by the Investment Committee is overseen by Messrs. Lawrence E. Golub and David B. Golub.

Lawrence E. Golub. Mr. Lawrence E. Golub serves as a member of the board of directors of GBDC, GDLC, GBDC 4 and GDLCU. The Board of Directors benefits from Mr. Golub’s business leadership, experience and knowledge of the financial services industry. Mr. Golub previously spent ten years as a principal investor and investment banker. As a Managing Director of the Risk Merchant Bank at Bankers Trust Company, he applied derivative products to principal investing and merger and acquisitions transactions. As a Managing Director of Wasserstein Perella Co., Inc., he established that firm’s capital markets group and debt restructuring practice. As an officer of Allen & Company Incorporated, he engaged in principal investing, mergers and acquisitions advisory engagements and corporate finance transactions. Mr. Golub is active in charitable and civic organizations. He is President of the Harvard University JD-MBA Alumni Association. He is also a member of the Harvard Medical School Board of Fellows, the Columbia Medical School Board of Advisors, the Advisory Council of Harvard Kennedy School’s Mossavar-Rahmani Center for Business & Government, the U.S.-U.A.E. Business Council Board of Directors and the Council on Foreign Relations. Mr. Golub currently serves on the Board of Overseers of the Hoover Institution, the Stanford Interdisciplinary Life Sciences Council and as Co-founder and Chair of the Golub Capital Social Impact Labs and the Golub Capital Nonprofit Board Fellows Program. In 2025, Mr. Golub was recognized with the Business Leadership Award by the Harvard Business School Club of New York. In 2024, Mr. Golub was also recognized with a Lifetime Achievement Award by The M&A Advisor and inducted into their Hall of Fame. Mr. Golub was a private member of the Financial Control Board of the State of New York for over twelve years. He was a White House Fellow and served for over fifteen years as Treasurer of the White House Fellows Foundation. Mr. Golub was Chairman of Mosholu Preservation Corporation, a nonprofit developer and manager of low-income housing in the Bronx. He served for over fifteen years as a trustee of Montefiore Einstein, the academic medical center and University Hospital for Albert Einstein College of Medicine. Mr. Golub previously served on the board of directors of GBDC 3 and GCIC prior to their mergers with GBDC in 2024 and 2019, respectively, and Empire State Realty Trust, Inc. (NYSE).

David B. Golub. Mr. David B. Golub serves as Chief Executive Officer of the Company and as Chairman of our Board of Trustees. He brings to the Board a diverse knowledge of business and finance. He is also the President of Golub Capital and serves on the investment committee of our Investment Adviser, GC Advisors LLC. From 1995 through October 2003, Mr. Golub was a Managing Director of Centre Partners Management LLC, a leading private equity firm. From 1995 through 2000, Mr. Golub also served as a Managing Director of Corporate Partners, a private equity fund affiliated with Lazard formed to acquire significant minority stakes in established companies. Mr. Golub is a member of the Founder’s Council of the Michael J. Fox Foundation for Parkinson’s Research, where he was the first board Chairman and a long-time director. Mr. Golub is a member of the Association of Marshall Scholars’ Director’s Circle. Mr. Golub is also Co-founder and Chair of the Golub Capital Social Impact Labs and the Golub Capital Nonprofit Board Fellows Program. He previously was a member of the Stanford Graduate School of Business Advisory Council and served on the boards of the Loan Syndications and Trading Association, the Hudson Guild and the World Policy Institute. Mr. Golub is on the board of directors of The Burton Corporation and has served on the boards of numerous public and private companies. Mr. Golub earned his AB degree in Government from Harvard College. He received an MPhil in International Relations from Oxford University, where he was a Marshall Scholar, and an MBA from Stanford Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Golub also serves as President and Chief Executive Officer and the chairman of the Board of Directors of GDLC, GDLCU and GBDC 4 as Chief Executive Officer and chairman of the board of directors of GBDC and as Chief Executive Officer and chairman of the Board of Trustees of Golub Capital Private Income Fund S and Golub Capital Private Income Fund I. He previously served as President and Chief Executive Officer and a member of the board of directors of GBDC 3 and GCIC prior to their mergers with GBDC in 2024 and 2019, respectively. Mr. Golub’s experiences with Golub Capital and his focus on middle market lending led our Nominating and Corporate Governance Committee to conclude that Mr. Golub is qualified to serve as a Trustee.

The table below shows the dollar range of common shares owned by Lawrence E. Golub and David B. Golub as of December 31, 2025:

Name	Dollar Range of Equity Securities in the Company(1)(2)
Lawrence E. Golub	Over $1,000,000
David B. Golub	Over $1,000,000

(1)            Dollar ranges are as follows: $0, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, $100,001 – $500,000, $500,001 – $1,000,000, or over $1,000,000.

(2)            Messrs. Lawrence E. Golub and David B. Golub are control persons of GCI CB LLC and GGP Class B-P, LLC (collectively, “GGP Holdings”). The Common Shares shown in the above table as being owned by each named individual reflect the fact that, due to their control of GGP Holdings, each may be viewed as having shared voting and dispositive power over all of the 736,724 shares of Class I Shares directly and indirectly owned by GGP Holdings.

Other Accounts Managed

The Investment Committee members primarily responsible for the day-to-day management of the Company also manage other registered investment companies, other pooled investment vehicles and other accounts. Each of Lawrence E. Golub and David B. Golub has ownership and financial interests in, and may receive compensation and/or profit distributions from, GC Advisors. Neither Lawrence E. Golub nor David B. Golub receives any direct compensation from us. As of December 31, 2025, Lawrence E. Golub and David B. Golub are also primarily responsible for the day-to-day management of approximately 43 other pooled investment vehicles, with over $89.4 billion of capital under management, and approximately 32 other accounts, with over $11.7 billion of capital under management, in which their affiliates receive incentive fees.

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The Company has procedures in place for the review, approval and monitoring of transactions involving the Company and certain persons related to the Company. As a BDC, the Company may be prohibited under the 1940 Act from conducting certain transactions with our affiliates without the prior approval of the independent trustees and, in some cases, the prior approval of the SEC. The Investment Adviser and certain other funds and accounts sponsored or managed by the Investment Adviser and its affiliates, received an exemptive order from the SEC that permits us, among other things, to co-invest with certain other persons, including certain affiliates of the Investment Adviser and certain funds managed and controlled by the Investment Adviser and its affiliates, subject to certain terms and conditions.

In addition, we and the Investment Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, respectively, that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to the code are permitted to invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements. A copy of the code of ethics is available on the SEC’s website at www.sec.gov. Copies of the code of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth, as of February 28, 2026, information with respect to the beneficial ownership of our common shares by:

•	each person known to us to be expected to beneficially own more than 5% of the outstanding our Common Shares;

•	each of our trustees and each executive officers; and

•	all of our trustees and executive officers as a group.

Percentage of beneficial ownership is based on 184,495,267 shares outstanding as of February 28, 2026.

Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities. There are no Common Shares subject to options that are currently exercisable or exercisable within 60 days of this offering. Percentage of beneficial ownership is based on our Common Shares expected to be outstanding.

Common Shares Beneficially
Owned
Name and Address	Number	Percentage
Interested Trustees(1)
David B. Golub(2)	736,724	*	%
Christopher C. Ericson	—	—
Independent Trustees(1)
John T. Baily	—	—
Kenneth F. Bernstein	—	—
Lofton P. Holder	—	—
Anita J. Rival	—	—
William M. Webster IV	—	—
Officers Who Are Not Trustees(1)
Wu-Kwan Kit	—	—
Timothy J. Topicz	—	—
Paul Solini	—	—
Daniel J. Colaizzi	—	—
Robert G. Tuchscherer	—	—
Jonathan D. Simmons	—	—
All officers and trustees as a group (13 persons)	736,724	*	%

*	Represents less than 1.0%

(1)	The address for all of the Company’s officers and trustees is c/o Golub Capital Private Credit Fund, 200 Park Avenue, 25th Floor, New York, NY 10166.

(2)	Mr. David B. Golub is a control person of GGP Holdings LP and its wholly-owned subsidiaries GCI CB LLC and GGP Class B-P, LLC. The Common Shares shown in the above table as being owned by Mr. Golub reflect the fact that, due to his control of GGP Holdings, he may be viewed as having voting and dispositive power over all of the 736,724 Class I Shares directly and indirectly owned by GGP Holdings.

The following table sets forth the dollar range of our equity securities that is beneficially owned by each of our trustees as of February 28, 2026:

Dollar Range of
Equity
Securities
in the
Name and Address	Fund(1)(2)
Interested Trustees(1)
David B. Golub	Over $100,000
Christopher C. Ericson	—
Independent Trustees(1)
John T. Baily	—
Kenneth F. Bernstein	—
Lofton P. Holder	—
Anita J. Rival	—
William M. Webster IV	—

(1)	Beneficial ownership has been determined in accordance with Rule 16a-1(a)(2) of the 1934 Act.

(2)	The dollar range of equity securities beneficially owned are: none, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000 or over $100,000.

DESCRIPTION OF OUR SHARES

The following description is based on relevant portions of Delaware law and on our Declaration of Trust and bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our bylaws for a more detailed description of the provisions summarized below.

General

The terms of the Declaration of Trust authorize an unlimited number of Common Shares of any class, par value $0.01 per share, of which 184,495,267 Common Shares were outstanding as of February 28, 2026, and an unlimited number of shares of preferred shares, par value $0.01 per share. The Declaration of Trust provides that the Board of Trustees may classify or reclassify any unissued Common Shares into one or more classes or series of Common Shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. There is currently no market for our Common Shares, and we can offer no assurances that a market for our shares will develop in the future. We do not intend for the shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our shares. No shares have been authorized for issuance under any equity compensation plans. Under the terms of our Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. Our Declaration of Trust provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Company’s assets or the affairs of the Company by reason of being a shareholder.

None of our shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Company or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the board of trustees in setting the terms of any class or series of Common Shares, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.

Outstanding Securities

		Amount Held	Amount
		by Fund	Outstanding
	Amount	for its	as of
Title of Class	Authorized	Account	February 28, 2026
Class S	Unlimited	—	8,606,052
Class D	Unlimited	—	—
Class I	Unlimited	—	175,889,215

Common Shares

Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board of Trustees and declared by us out of funds legally available therefore. Except as may be provided by our Board of Trustees in setting the terms of classified or reclassified shares, our Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except that, in order to avoid the possibility that our assets could be treated as “plan assets,” we may require any person proposing to acquire Common Shares to furnish such information as may be necessary to determine whether such person is a benefit plan investor or a controlling person, restrict or prohibit transfers of such shares or redeem any outstanding shares for such price and on such other terms and conditions as may be determined by or at the direction of the Board of Trustees. In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of trustees. Except as may be provided by the Board of Trustees in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power. There will be no cumulative voting in the election of trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect trustees, each trustee will be elected by a plurality of the votes cast with respect to such trustee’s election except in the case of a “contested election” (as defined in our bylaws), in which case trustees will be elected by a majority of the votes cast in the contested election of trustees. Pursuant to our Declaration of Trust, our Board of Trustees may amend the bylaws to alter the vote required to elect trustees.

Class S Shares

This offering does not include an offering of Class S Shares. No upfront selling commissions are paid for sales of any Class S Shares, however, if you purchase Class S Shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on the net asset value (“NAV”) for Class S Shares.

We pay Arete Wealth Management, LLC (the “Managing Dealer”) selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S Shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S Shares, including any Class S Shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Managing Dealer reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.

Class D Shares

This offering does not include an offering of Class D Shares. No upfront selling commissions are paid for sales of any Class D Shares, however, if you purchase Class D Shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on the NAV for Class D Shares.

We pay the Managing Dealer selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class D Shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D Shares, including any Class D Shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Managing Dealer reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.

When available, Class D Shares will generally be available for purchase only (1) through fee-based programs, also known as wrap accounts, that provide access to Class D Shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D Shares, (3) through transaction/ brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.

Class I Shares

This offering does not include an offering of Class I Shares. No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I Shares, however, if you purchase Class I Shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 2.0% cap on the NAV for Class I Shares.

Class I Shares are generally available for purchase only (1) through fee-based programs, also known as wrap accounts, that provide access to Class I Shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I Shares, (4) through certain registered investment advisers, (5) by our executive officers and trustees and their immediate family members, as well as officers and employees of the Investment Adviser, Golub Capital or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S Shares or Class D Shares exits a relationship with a participating broker and does not enter into a new relationship with a participating broker, such holder’s shares may be exchanged into an equivalent NAV amount of Class I Shares.

Class F Shares

No Class F common shares (“Class F Shares”) will be issued or sold in this offering. The terms of this prospectus applicable to Class I Shares apply equally to the reclassified Class I Shares.

We previously conducted a separate private offering (the “Private Offering”) of Class F Shares in an aggregate amount of $650,273,190 to certain accredited investors who purchased Class F Shares through certain registered investment advisers. Following the completion of the Private Offering, the Company’s Class F Shares were reclassified as Class I Shares. As a result, on June 30, 2023, the Company issued 26,010,927.600 Class I Shares. No Class F Shares will be issued or sold in this offering. The per share purchase price for Class F Shares in the Private Offering was $25, which was determined by our Board of Trustees on an arbitrary basis. The Investment Adviser (and not the Company) contributed a portion of the proceeds used to purchase the Class F Shares on behalf of Class F shareholders from the Investment Adviser’s own resources. Similar to Class I Shares, no upfront selling commissions or shareholder servicing and/or distribution fees were paid for sales of any Class F Shares.

Other Terms of Common Shares

We will cease paying the shareholder servicing and/or distribution fees on the Class S Shares and Class D Shares on the earlier to occur of the following: (i) a listing of Class I Shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of our separate continuous offering of Common Shares on which, in the aggregate, underwriting compensation from all sources in connection with such offering, including the shareholder servicing and/or distribution fees and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief that permits the Company to issue multiple classes of shares, at the end of the month in which the Managing Dealer in conjunction with the transfer agent determines that the total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Managing Dealer or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fees on the Class S Shares and Class D Shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S Shares or Class D Shares in such shareholder’s account will convert into a number of Class I Shares (including any fractional shares), with an equivalent aggregate NAV as such Class S Shares or Class D Shares. In addition, immediately before any liquidation, dissolution or winding up, each Class S share and Class D share will automatically convert into a number of Class I Shares (including any fractional shares) with an equivalent NAV as such share.

Preferred Shares

This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board of Trustees may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board of Trustees has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. We do not currently anticipate issuing preferred shares in the near future. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Investment Adviser or our affiliates except on the same terms as offered to all other shareholders.

Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to Common Shares and before any purchase of Common Shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two trustees at all times and to elect a majority of the trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

The issuance of any preferred shares must be approved by a majority of our Independent Trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel and counsel to Independent Trustees.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Company and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Company and at the request of the Company, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Company determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Company, (ii) the Indemnitee was acting on behalf of or performing services for the Company, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an Independent Trustee), officer, employee, controlling person or agent of the Company, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an Independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Company and not from the shareholders.

In addition, the Declaration of Trust permits the Company to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Company, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Company acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Company’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Company and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Company, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.

Delaware Law and Certain Declaration of Trust Provisions

Organization and Duration

We were formed in Delaware on May 13, 2022, and will remain in existence until dissolved in accordance with our Declaration of Trust or pursuant to Delaware law.

Purpose

Under the Declaration of Trust, we are permitted to engage in any business activity that lawfully may be conducted by a statutory trust organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon us pursuant to the agreements relating to such business activity.

Our Declaration of Trust contains provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. Our Board of Trustees may, without shareholder action, authorize the issuance of shares in one or more classes or series, including preferred shares; our Board of Trustees may, without shareholder action, amend our Declaration of Trust to increase the number of our Common Shares, of any class or series, that we will have authority to issue; and our Declaration of Trust provides that, while we do not intend to list our shares on any securities exchange, if any class of our shares is listed on a national securities exchange, our Board of Trustees will be divided into three classes of trustees serving staggered terms of three years each. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board of Trustees. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.

Sales and Leases to the Company

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, except as otherwise permitted under the 1940 Act, we may not purchase or lease assets in which the Investment Adviser or any of its affiliates have an interest unless all of the following conditions are met: (a) the transaction is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the assets are sold or leased upon terms that are reasonable to us and at a price not to exceed the lesser of cost or fair market value as determined by an independent expert. However, the Investment Adviser may purchase assets in its own name (and assume loans in connection) and temporarily hold title, for the purposes of facilitating the acquisition of the assets, the borrowing of money, obtaining financing for us, or the completion of construction of the assets, so long as all of the following conditions are met: (i) the assets are purchased by us at a price no greater than the cost of the assets to the Investment Adviser; (ii) all income generated by, and the expenses associated with, the assets so acquired will be treated as belonging to us; and (iii) there are no other benefits arising out of such transaction to the Investment Adviser apart from compensation otherwise permitted by the Omnibus Guidelines, as adopted by the NASAA.

Sales and Leases to our Investment Adviser, Trustees or Affiliates

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we may not sell assets to the Investment Adviser or any of its affiliates unless such sale is approved by the holders of a majority of our outstanding Common Shares. Our Declaration of Trust also provides that we may not lease assets to the Investment Adviser or any affiliate thereof unless all of the following conditions are met: (a) the transaction occurs at the formation of the Company and is fully disclosed to the shareholders in a prospectus or in a periodic report; and (b) the terms of the transaction are fair and reasonable to us.

Loans

Our Declaration of Trust provides that, except for the advancement of indemnification funds, no loans, credit facilities, credit agreements or otherwise may be made by us to the Investment Adviser or any of its affiliates.

Commissions on Financing, Refinancing or Reinvestment

Our Declaration of Trust provides that, unless otherwise permitted by the 1940 Act or applicable guidance or exemptive relief of the SEC, we generally may not pay, directly or indirectly, a commission or fee to the Investment Adviser or any of its affiliates in connection with the reinvestment of cash available for distribution, available reserves, or the proceeds of the resale, exchange or refinancing of assets.

Lending Practices

Our Declaration of Trust provides that, with respect to financing made available to us by the Investment Adviser, the Investment Adviser may not receive interest in excess of the lesser of the Investment Adviser’s cost of funds or the amounts that would be charged by unrelated lending institutions on comparable loans for the same purpose. The Investment Adviser may not impose a prepayment charge or penalty in connection with such financing and the Investment Adviser may not receive points or other financing charges. In addition, the Investment Adviser will be prohibited from providing financing to us with a term in excess of 12 months.

Number of Trustees; Vacancies; Removal

Our Declaration of Trust provides that the number of trustees will be set by our Board of Trustees in accordance with our bylaws. Our bylaws provide that a majority of our entire Board of Trustees may at any time increase or decrease the number of trustees. Our Declaration of Trust provides that the number of trustees generally may not be less than three. Except as otherwise required by applicable requirements of the 1940 Act and as may be provided by our Board of Trustees in setting the terms of any class or series of preferred shares, pursuant to an election under our Declaration of Trust, any and all vacancies on our Board of Trustees may be filled only by the affirmative vote of a majority of the remaining trustees in office, even if the remaining trustees do not constitute a quorum, and any trustee elected to fill a vacancy will serve for the remainder of the full term of the trustee for whom the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act.

Our Declaration of Trust provides that a trustee may be removed only for cause and only by a majority of the remaining trustees (or in the case of the removal of a trustee that is not an interested person, a majority of the remaining trustees that are not interested persons) followed by the holders of at least seventy-five percent (75%) of the shares then entitled to vote in an election of such trustee. Our Declaration of Trust provides that, notwithstanding the foregoing provision, any trustee may be removed with or without cause upon the vote of a majority of then-outstanding shares.

Our Board of Trustees is comprised of a total of seven members of our Board of Trustees, five of whom are Independent Trustees. Our Declaration of Trust provides that a majority of our Board of Trustees must be Independent Trustees except for a period of up to 60 days after the death, removal or resignation of an Independent Trustee pending the election of his or her successor. Each trustee will hold office until his or her successor is duly elected and qualified. While we do not intend to list our shares on any securities exchange, if any class of our shares is listed on a national securities exchange, our Board of Trustees will be divided into three classes of trustees serving staggered terms of three years each.

Action by Shareholders

Our bylaws provide that shareholder action can be taken at an annual meeting or a special meeting of shareholders. The shareholders will only have voting rights as required by the 1940 Act or as otherwise provided for in the Declaration of Trust. The Company will hold annual meetings. Special meetings may be called by the trustees and certain of our officers, and will be limited to the purposes for any such special meeting set forth in the notice thereof. In addition, our Declaration of Trust provides that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by our secretary upon the written request of shareholders entitled to cast 10% or more of the votes entitled to be cast at the meeting. The secretary shall provide all shareholders, within ten days after receipt of said request, written notice either in person or by mail of the date, time and location of such requested special meeting and the purpose of the meeting. Any special meeting called by such shareholders is required to be held not less than fifteen nor more than 60 days after notice is provided to shareholders of the special meeting. These provisions will have the effect of significantly reducing the ability of shareholders being able to have proposals considered at a meeting of shareholders.

With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board of Trustees at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by the Board of Trustees or (3) provided that the Board of Trustees has determined that trustees will be elected at the meeting, by a shareholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Declaration of Trust.

Our Declaration of Trust also provides that, subject to the provisions of any class or series of shares then outstanding and the mandatory provisions of any applicable laws or regulations or other provisions of the Declaration of Trust, the following actions may be taken by the shareholders, without concurrence by our Board of Trustees or the Investment Adviser, upon a vote by the holders of more than 50% of the outstanding shares entitled to vote to:

•	modify the Declaration of Trust;

•	remove the Investment Adviser or appoint a new investment adviser;

•	dissolve the Company;

•	sell all or substantially all of our assets other than in the ordinary course of business; or

•	remove any trustee with or without cause (provided the aggregate number of trustees after such removal shall not be less than the minimum required by the Declaration of Trust).

The purpose of requiring shareholders to give us advance notice of nominations and other business is to afford our Board of Trustees a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board of Trustees, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although our Declaration of Trust does not give our Board of Trustees any power to disapprove shareholder nominations for the election of trustees or proposals recommending certain action, they may have the effect of precluding a contest for the election of trustees or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of trustees or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.

Our Investment Adviser may not, without the approval of a vote by the holders of more than 50% of the outstanding shares entitled to vote on such matters:

•	modify the Investment Advisory Agreement except for amendments that would not adversely affect the rights of our shareholders;

•	except as otherwise permitted under the Investment Advisory Agreement, voluntarily withdraw as our investment adviser unless such withdrawal would not affect our tax status and would not materially adversely affect our shareholders;

•	appoint a new investment adviser (other than a sub-adviser pursuant to the terms of the Investment Advisory Agreement and applicable law);

•	sell all or substantially all of our assets other than in the ordinary course of our business or as otherwise permitted by law; or

•	cause the merger or similar reorganization of the Company.

Amendment of the Declaration of Trust and Bylaws

Our Declaration of Trust provides that shareholders are entitled to vote upon a proposed amendment to the Declaration of Trust if the amendment would adversely affect the rights of shareholders. Approval of any such amendment must be approved by the holders of more than 50% of the outstanding shares of the Company entitled to vote on the matter. In addition, the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter are necessary to effect (a) any amendment to our Declaration of Trust to make our Common Shares a “redeemable security” or to convert the Company, whether by merger or otherwise, from a closed-end company to an open-end company and (b) any amendment to certain specific provisions of our Declaration of Trust. If the Board of Trustees approves a proposal or amendment pursuant to the prior sentence by a vote of at least two-thirds of such Board of Trustees, then only the affirmative vote of the holders of more than 50% of the outstanding shares of the Company entitled to vote on the matter shall be required to approve such matter.

Our Declaration of Trust provides that our Board of Trustees has the exclusive power to adopt, alter or repeal any provision of our bylaws and to make new bylaws; provided, however, that if any amendment to our bylaws adversely affects the voting rights of shareholders, such amendment must be approved by the affirmative vote of holders of a majority of our outstanding securities entitled to vote on the matter, which means the lesser of (1) 67% or more of the voting securities present at a meeting if more than 50% of the outstanding voting securities are present or represented by proxy, or (2) more than 50% of the outstanding voting securities. Except as described above and for certain provisions of our Declaration of Trust relating to shareholder voting and the removal of trustees, our Declaration of Trust provides that our Board of Trustees may amend our Declaration of Trust without any vote of our shareholders.

Actions by the Board Related to Merger, Conversion or Reorganization

The Board of Trustees may, without the approval of holders of our outstanding shares, approve a merger, conversion, consolidation or other reorganization of the Company, provided that the resulting entity is a business development company under the 1940 Act. The Company will not permit the Investment Adviser to cause any other form of merger or other reorganization of the Company without the affirmative vote by the holders of more than fifty percent (50%) of the outstanding shares of the Company entitled to vote on the matter.

Derivative Actions

No person, other than a trustee, who is not a shareholder shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Company. No shareholder may maintain a derivative action on behalf of the Company unless holders of at least ten percent (10%) of the outstanding shares join in the bringing of such action. A “derivative” action does not include any derivative or other action arising under the U.S. federal securities laws and state securities laws.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder may bring a derivative action on behalf of the Company only if the following conditions are met: (i) the shareholder or shareholders must make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed; and a demand on the Board of Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Board of Trustees who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Act); and (ii) unless a demand is not required under clause (i) above, the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Company for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. For purposes of this paragraph, the Board of Trustees may designate a committee of one or more trustees to consider a shareholder demand.

Restrictions on Roll-Up Transactions

In connection with a proposed “roll-up transaction,” which, in general terms, is any transaction involving the acquisition, merger, conversion or consolidation, directly or indirectly, of us and the issuance of securities of an entity that would be created or would survive after the successful completion of the roll-up transaction, we will obtain an appraisal of all of our properties from an independent expert. In order to qualify as an independent expert for this purpose, the person or entity must have no material current or prior business or personal relationship with us and must be engaged to a substantial extent in the business of rendering opinions regarding the value of assets of the type held by us, who is qualified to perform such work. Our assets will be appraised on a consistent basis, and the appraisal will be based on the evaluation of all relevant information and will indicate the value of our assets as of a date immediately prior to the announcement of the proposed roll-up transaction. The appraisal will assume an orderly liquidation of our assets over a 12-month period. The terms of the engagement of such independent expert will clearly state that the engagement is for our benefit and the benefit of our shareholders. We will include a summary of the appraisal, indicating all material assumptions underlying the appraisal, in a report to the shareholders in connection with the proposed roll-up transaction. If the appraisal will be included in a prospectus used to offer the securities of the roll-up entity, the appraisal will be filed with the SEC and the states as an exhibit to the registration statement for this offering.

In connection with a proposed roll-up transaction, the person sponsoring the roll-up transaction must offer to the shareholders who vote against the proposal a choice of:

•	accepting the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction offered in the proposed roll-up transaction; or

•	one of the following:

○	remaining as shareholders and preserving their interests in us on the same terms and conditions as existed previously; or

○	receiving cash in an amount equal to their pro rata share of the appraised value of our net assets.

We are prohibited from participating in any proposed roll-up transaction:

•	which would result in shareholders having voting rights in the entity that would be created or would survive after the successful completion of the roll-up transaction that are less than those provided in the Declaration of Trust, including rights with respect to the election and removal of trustees, annual and special meetings, amendments to the Declaration of Trust and our dissolution;

•	which includes provisions that would operate as a material impediment to, or frustration of, the accumulation of Common Shares by any purchaser of the securities of the entity that would be created or would survive after the successful completion of the roll-up transaction, except to the minimum extent necessary to preserve the tax status of such entity, or which would limit the ability of an investor to exercise the voting rights of its securities of the entity that would be created or would survive after the successful completion of the roll-up transaction on the basis of the number of shares held by that investor;

•	in which shareholders’ rights to access to records of the entity that would be created or would survive after the successful completion of the roll-up transaction will be less than those provided in the Declaration of Trust;

•	in which we would bear any of the costs of the roll-up transaction if the shareholders reject the roll-up transaction; or

•	unless the organizational documents of the entity that would survive the roll-up transaction provide that neither its adviser nor its intermediary-manager may vote or consent on matters submitted to its shareholders regarding the removal of its adviser or any transaction between it and its adviser or any of its affiliates.

Access to Records

Any shareholder will be permitted access to all of our records to which they are entitled under applicable law at all reasonable times and may inspect and copy any of them for a reasonable copying charge. Inspection of our records by the office or agency administering the securities laws of a jurisdiction will be provided upon reasonable notice and during normal business hours. An alphabetical list of the names, addresses and business telephone numbers of our shareholders, along with the number of Common Shares held by each of them, will be maintained as part of our books and records and will be available for inspection by any shareholder or the shareholder’s designated agent at our office. The shareholder list will be updated at least quarterly to reflect changes in the information contained therein. A copy of the list will be mailed to any shareholder who requests the list within ten days of the request. A shareholder may request a copy of the shareholder list for any proper and legitimate purpose, including, without limitation, in connection with matters relating to voting rights and the exercise of shareholder rights under federal proxy laws. A shareholder requesting a list will be required to pay reasonable costs of postage and duplication. Such copy of the shareholder list shall be printed in alphabetical order, on white paper, and in readily readable type size (no smaller than 10 point font).

A shareholder may also request access to any other corporate records. If a proper request for the shareholder list or any other corporate records is not honored, then the requesting shareholder will be entitled to recover certain costs incurred in compelling the production of the list or other requested corporate records as well as actual damages suffered by reason of the refusal or failure to produce the list. However, a shareholder will not have the right to, and we may require a requesting shareholder to represent that it will not, secure the shareholder list or other information for the purpose of selling or using the list for a commercial purpose not related to the requesting shareholder’s interest in our affairs. We may also require that such shareholder sign a confidentiality agreement in connection with the request.

Reports to Shareholders

Within 60 days after each fiscal quarter, we will distribute our quarterly report on Form 10-Q to all shareholders of record. In addition, we will distribute our annual report on Form 10-K to all shareholders within 120 days after the end of each calendar year, which must contain, among other things, a breakdown of the expenses reimbursed by us to the Investment Adviser. These reports will also be available on our website www.gcredbdc.com and on the SEC’s website at www.sec.gov. Information contained in, or accessible through, our website is not part of this prospectus.

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual reports and other information, or documents, electronically by so indicating on your subscription agreement, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Unless you elect in writing to receive documents electronically, all documents will be provided in paper form by mail. You must have internet access to use electronic delivery. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our website at www.gcredbdc.com. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as “undeliverable,” we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will resume sending a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume sending you a paper copy of all required documents. However, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

Conflict with the 1940 Act

Our Declaration of Trust provides that, if and to the extent that any provision of Delaware law, or any provision of our Declaration of Trust conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.

DISTRIBUTION REINVESTMENT PLAN

We have adopted a distribution reinvestment plan, pursuant to which we will reinvest all cash dividends declared by the Board of Trustees on behalf of our shareholders who do not elect to receive their dividends in cash as provided below. As a result, if the Board of Trustees authorizes, and we declare, a cash dividend or other distribution, then our shareholders who participate in our distribution reinvestment plan will have their cash distributions automatically reinvested in additional shares as described below, rather than receiving the cash dividend or other distribution. Distributions on fractional shares will be credited to each participating shareholder’s account to three decimal places.

No action is required on the part of a registered shareholder who does not reside in an Opt-In State to have his, her or its cash dividend or other distribution reinvested in our shares. Such shareholders can elect to “opt out” of the Company’s distribution reinvestment plan in their subscription agreements. Alabama, Arkansas, California, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Nebraska, New Jersey, North Carolina, Ohio, Oklahoma, Oregon, Tennessee, Vermont and Washington do not permit automatic enrollment in our distribution reinvestment plan. Accordingly, investors and clients of certain participating broker-dealers who reside in Opt-In States will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional Common Shares. A shareholder may elect to receive its entire dividend in cash at any time by notifying the Company’s transfer agent in writing. If, however, a shareholder requests to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. There will be no up-front selling commissions or managing dealer fees to you if you participate in the distribution reinvestment plan. We will pay the plan administrator fees under the plan.

Any purchases of our shares pursuant to our distribution reinvestment plan are dependent on the continued registration of our securities or the availability of an exemption from registration in the recipient’s home state. Participants in our distribution reinvestment plan are free to elect or revoke reinstatement in the distribution plan within a reasonable time as specified in the plan. If you elect to opt out of the plan, you will receive any distributions we declare in cash. For example, if our Board of Trustees authorizes, and we declare, a cash dividend, then if you have “opted out” of our distribution reinvestment plan, you will receive the cash distributions.

The purchase price for shares purchased under our distribution reinvestment plan will be equal to the most recent NAV per share for such shares at the time the distribution is payable. Shares issued pursuant to our distribution reinvestment plan will have the same voting rights as our Common Shares offered pursuant to this prospectus.

If you are a registered shareholder, you may elect to have your entire distribution reinvested in additional shares by notifying the plan administrator and our transfer agent and registrar, in writing, so that such notice is received by the plan administrator no later than the record date to which such distribution relates. If you elect to reinvest your distributions in additional shares, the plan administrator will set up an account for shares you acquire through the plan and will hold such shares in non-certificated form. If your shares are held by a broker or other financial intermediary, you may “opt-out” of our distribution reinvestment plan by notifying your broker or other financial intermediary of your election.

During each quarter, but in no event later than 30 days after the end of each calendar quarter, our transfer agent or another designated agent will mail and/or make electronically available to each participant in the distribution reinvestment plan, a statement of account describing, as to such participant, the distributions received during such quarter, the number of our Common Shares purchased during such quarter, and the per share purchase price for such shares. Annually, as required by the Code, we will include tax information for income earned on shares under the distribution reinvestment plan on a Form 1099-DIV that is mailed to shareholders subject to Internal Revenue Service tax reporting. We reserve the right to amend, suspend or terminate the distribution reinvestment plan. Any distributions reinvested through the issuance of shares through our distribution reinvestment plan will increase our gross assets on which the base management fee and the incentive fee are determined and paid under the Investment Advisory Agreement.

Additional information about the distribution reinvestment plan may be obtained by contacting the plan administrator, SS&C GIDS, Inc., for Golub Capital Private Credit Fund at golubai@sscinc.com.

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR

Our securities are held under a custody agreement by Computershare Trust Company, N.A. The address of the custodian is 9062 Old Annapolis Road, Columbia, MD 21045. SS&C GIDS, Inc. will act as our transfer agent, distribution paying agent and registrar. The principal business address of our transfer agent is 1055 Broadway Blvd., Kansas City, MO 64105.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Since we will acquire and dispose of many of our investments in privately negotiated transactions, many of the transactions that we engage in will not require the use of brokers or the payment of brokerage commissions. Subject to policies established by our Board of Trustees, GC Advisors will be primarily responsible for selecting brokers and dealers to execute transactions with respect to the publicly traded securities portion of our portfolio transactions and the allocation of brokerage commissions. GC Advisors does not expect to execute transactions through any particular broker or dealer but will seek to obtain the best net results for us under the circumstances, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. GC Advisors generally will seek reasonably competitive trade execution costs but will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements and consistent with Section 28(e) of the 1934 Act, GC Advisors may select a broker based upon brokerage or research services provided to GC Advisors and us and any other clients. In return for such services, we may pay a higher commission than other brokers would charge if GC Advisors determines in good faith that such commission is reasonable in relation to the services provided.

LEGAL MATTERS

Certain legal matters in connection with the common shares have been passed upon for the Company by Richards, Layton & Finger. P.A., Wilmington, Delaware, as special Delaware counsel to the Company. Simpson Thacher & Bartlett LLP, Washington, DC, acts as counsel to the Company.

EXPERTS

The consolidated financial statements of Golub Capital Private Credit Fund as of September 30, 2025 and 2024, and for the year ended September 30, 2025 and for the period from June 30, 2024 through September 30, 2024 appearing in this registration statement have been audited by  , independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

WHERE YOU CAN FIND MORE INFORMATION

We have filed with the SEC a registration statement on Form N-2, together with all amendments and related exhibits, under the 1933 Act, with respect to the Common Shares offered by this registration statement. The registration statement contains additional information about us and the Common Shares being offered by this registration statement.

We are required to file with or submit to the SEC annual, quarterly and current reports, proxy statements and other information meeting the informational requirements of the 1934 Act. The SEC maintains an internet site that contains reports, proxy and information statements and other information filed electronically by us with the SEC, which are available on the SEC’s website at http://www.sec.gov. Copies of these reports, proxy and information statements and other information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

INCORPORATION BY REFERENCE

We incorporate by reference the documents listed below. The information that we incorporate by reference is considered to be part of this prospectus. Specifically, we incorporate by reference:

•	our Annual Report on Form 10-K for the fiscal year ended September 30, 2025 filed with the SEC on November 25, 2025 (excluding the financial statements included therein);

•	our Quarterly Report on Form 10-Q for the quarterly period ended December 31, 2025 filed with the SEC on February 12, 2026;

•	the information specifically incorporated by reference into the Annual Report on Form 10-K for the fiscal year ended September 30, 2025, filed with the SEC on November 25, 2025 from our Definitive Proxy Statement on Schedule 14A for the 2026 Annual Meeting of Shareholders filed with the SEC on January 6, 2026; and

•	our Current Reports on Form 8-K (other than any information furnished rather than filed) filed with the SEC on October 1, 2025, October 3, 2025, October 23, 2025 (only with respect to Item 8.01), November 19, 2025 (only with respect to Items 5.03 and 9.01), November 25, 2025 (only with respect to Item 8.01), December 15, 2025, December 22, 2025 (only with respect to Item 8.01), January 7, 2026 (only with respect to Item 8.01), January 21, 2026, January 21, 2026 (only with respect to Item 8.01), January 23, 2026, January 29, 2026, February 6, 2026, February 17, 2026, February 24, 2026 (only with respect to Item 8.01), March 2, 2026 and March 3, 2026 (only with respect to Item 9.01).

Any statement contained herein or in a document, all or a portion of which is incorporated by reference herein, will be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any subsequently filed document that also is incorporated by reference herein modifies or supersedes such statement. Any such statements so modified or superseded will not be deemed, except as so modified or superseded, to constitute a part of this prospectus.

You may obtain copies of these documents, at no cost to you, from our website at www.gcredbdc.com, or by writing or telephoning us at the following address:

Golub Capital Private Credit Fund

200 Park Avenue, 25th Floor

New York, NY 10166

(212) 750-6060

PART C

OTHER INFORMATION

Item 15. Indemnification.

The information contained under the heading “Description of our Shares” and “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant obtains and maintains liability insurance for the benefit of its trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 16.	Exhibits.

(1)(a)	Third Amended and Restated Declaration of Trust of Golub Capital Private Credit Fund (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on February 7, 2024).

(2)	Amended and Restated Bylaws of the Registrant (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on November 19, 2025).

(4)(a)	Form of Subscription Agreement (incorporated by reference to the Registration Statement on Form N-2 (File No. 333- 293067), filed on January 29, 2026).

(5)(a)	Indenture, dated as of September 12, 2024, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 13, 2024).

(5)(b)	First Supplemental Indenture, dated as of September 12, 2024, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 13, 2024).

(5)(c)	Second Supplemental Indenture, dated as of February 24, 2025, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on February 24, 2025).

(5)(d)	Third Supplemental Indenture, dated as of July 23, 2025, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File 814-01555), filed on July 23, 2025).

(5)(e)	Fourth Supplemental Indenture, dated as of January 29, 2026, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File 814-01555), filed on January 29, 2026).

(5)(f)	Form of 5.800% notes due 2029 sold in reliance on Rule 144A of the 1933 Act (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 13, 2024).

(5)(g)	Form of 5.875% notes due 2030 sold in reliance on Rule 144A of the 1933 Act (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on February 24, 2025).

(5)(h)	Form of 5.450% notes due 2028 sold in reliance on Rule 144A of the 1933 Act (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 23, 2025).

(5)(i)	Form of 5.600% notes due 2031 sold in reliance on Rule 144A under the 1933 Act (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 29, 2026).

(5)(j)	Registration Rights Agreement, dated as of September 12, 2024, by and among the Registrant and SMBC Nikko Securities America Inc., BNP Paribas Securities Corp., RBC Capital Markets, LLC and Wells Fargo Securities, LLC, as representatives of the Initial Purchasers (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 13, 2024).

(5)(k)	Registration Rights Agreement, dated as of February 24, 2025, by and among the Registrant and Wells Fargo Securities, LLC, Mizuho Securities USA LLC, Natixis Securities Americas LLC, and SMBC Nikko Securities America Inc., as representatives of the Initial Purchasers (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on February 24, 2025).

(5)(l)	Registration Rights Agreement, dated as of July 23, 2025, by and among Golub Capital Private Credit Fund and Wells Fargo Securities, LLC, BNP Paribas Securities Corp., RBC Capital Markets, LLC and Truist Securities, Inc., as representatives of the Initial Purchasers (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 23, 2025).

(5)(m)	Registration Rights Agreement, dated as of January 29, 2026, by and among the Registrant and Wells Fargo Securities, LLC, J.P. Morgan Securities LLC, and SMBC Nikko Securities America, Inc., as representatives of the Initial Purchasers (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 29, 2026).

(6)(a)	Second Amended and Restated Investment Advisory Agreement by and between the Registrant and the Investment Adviser, dated November 14, 2025 (incorporated by reference to the Registrant’s Annual Report on Form 10-K (File No. 814-01555), filed on November 19, 2025).

(6)(b)	Form of Selected Intermediary Agreement (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on May 22, 2025).

(6)(c)	Services Agreement and Master Agreement by and between the Registrant and SS&C GIDS, Inc., dated May 5, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(6)(d)	Amended and Restated Distribution and Servicing Plan of the Registrant (incorporated by reference to the Registrant’s Quarterly Report on Form 10-Q (File No. 814-01555), filed on May 15, 2024).

(6)(e)	Amended and Restated Administration Agreement by and between the Registrant and the Administrator, dated November 14, 2025 (incorporated by reference to the Registrant’s Annual Report on Form 10-K (File No. 814-01555), filed on November 25, 2025).

(6)(f)	Form of Escrow Agreement (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 30, 2023).

(6)(g)	Managing Dealer Agreement by and between the Registrant and Arete Wealth Management, LLC, dated April 28, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(9)	Amended and Restated Loan Administration and Custodial Agreement by and between the Registrant and Computershare Trust Company, N.A., dated June 10, 2025 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-290479), filed on September 24, 2025).

(11)(a)	Opinion of Richards, Layton & Finger. P.A.**

(11)(b)	Opinion of Simpson Thacher & Bartlett LLP.**

(12)	Opinion and Consent of Simpson Thacher & Bartlett LLP supporting tax matters and consequences to Noteholders discussed in the prospectus.**

(13)(a)	Expense Support and Conditional Reimbursement Agreement by and between the Registrant and the Investment Adviser, dated April 28, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(b)	Multiple Class Plan of the Registrant, dated April 4, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(c)	Distribution Reinvestment Plan of the Registrant, dated April 4, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(d)	Revolving Loan Agreement by and between the Registrant and the Investment Adviser, dated July 3, 2023 (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 6, 2023).

(13)(e)	First Amendment to Revolving Loan Agreement, dated as of December 19, 2023, by and among the Registrant and the Investment Adviser (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on December 20, 2023).

(13)(f)	Second Amendment to Revolving Loan Agreement, dated as of March 21, 2024, by and between the Registrant, as the borrower, and GC Advisors LLC, as the lender (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on March 22, 2024).

(13)(g)	Third Amendment to Revolving Loan Agreement, dated as of June 21, 2024, by and between the Registrant, as the borrower, and GC Advisors LLC, as the lender (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on June 26, 2024).

(13)(h)	Share Purchase and Sale Agreement, dated as of July 1, 2023, by and among the Registrant, GCP HS Fund, GCP CLO Holdings Sub LP and the Investment Adviser (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 6, 2023).

(13)(i)	Amended and Restated Credit Agreement, dated as of July 1, 2023, by and among GCP SG Warehouse 2022-1, as borrower, Société Générale, as administrative agent, the Lenders and the Subordinated Noteholders party thereto from time to time, and Wilmington Trust, National Association as collateral agent, collateral administrator, custodian and collateral custodian (incorporated by reference as an exhibit to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 6, 2023).

(13)(j)	Amended and Restated Collateral Management Agreement, dated as of July 1, 2023, by and among GCP SG Warehouse 2022-1, as borrower, and the Investment Adviser, as collateral manager (incorporated by reference as an exhibit to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 6, 2023).

(13)(k)	Senior Secured Revolving Credit Agreement, dated as of September 6, 2023, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 12, 2023).

(13)(l)	First Amendment to the Senior Secured Revolving Credit Agreement, dated as of May 6, 2024, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on May 10, 2024).

(13)(m)	Second Amendment to the Senior Secured Revolving Credit Agreement, dated as of July 24, 2024, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on July 30, 2024).

(13)(n)	Third Amendment to the Senior Secured Revolving Credit Agreement, dated as of November 22, 2024, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on November 27, 2024).

(13)(o)	Fourth Amendment to the Senior Secured Revolving Credit Agreement, dated as of June 26, 2025, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on June 27, 2025).

(13)(p)	Services Agreement and Master Agreement by and between the Registrant and SS&C GIDS, Inc., dated May 5, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(q)	Indenture, dated as of September 21, 2023, by and between Golub Capital Private Credit Fund CLO, as Issuer, and Wilmington Trust, National Association, as Trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 26, 2023).

(13)(r)	Note Purchase Agreement, dated as of September 21, 2023, by and between Golub Capital Private Credit Fund CLO, as Issuer and SG Americas Securities, LLC as Initial Purchaser (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 26, 2023).

(13)(s)	Collateral Management Agreement, dated as of September 21, 2023, by and between Golub Capital Private Credit Fund CLO, as Issuer and GC Advisors LLC, as Collateral Manager (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 26, 2023).

(13)(t)	Master Loan Sale Agreement, dated as of September 21, 2023, by and among the Registrant, as the Seller, Golub Capital Private Credit Fund CLO Depositor, as Intermediate Seller and Golub Capital Private Credit Fund CLO, as Buyer (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 26, 2023).

(13)(u)	Response to Notice of Commitment Increase Request, dated as of December 15, 2023, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and an issuing bank, and the issuing banks party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on December 20, 2023).

(13)(v)	Response to Notice of Commitment Increase Request, dated as of March 28, 2024, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and an issuing bank, and the issuing banks party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on April 3, 2024).

(13)(w)	Response to Notice of Commitment Increase Request, dated as of March 5, 2025, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and an issuing bank, and the issuing banks party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on March 11, 2025).

(13)(x)	Response to Notice of Commitment Increase Request, dated as of February 11, 2026, by and among the Registrant, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and an issuing bank, and the issuing banks party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on February 17, 2026).

(13)(y)	Master Note Purchase Agreement, dated as of May 22, 2024, by and among the Registrant and the purchasers party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on May 28, 2024).

(13)(z)	Credit Agreement, dated as of May 9, 2025, by and among GCRED Funding, LLC, as borrower, Bank of America, N.A. as administrative agent, the Registrant, as servicer, and Computershare Trust Company, N.A., as collateral custodian (incorporated by reference to the Registrant’s Current Report on 8-K (File No. 814-015555), filed on May 15, 2025.

(13)(aa)	Indenture, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Issuer, and Computershare Trust Company, N.A., as Collateral Trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(bb)	Note Purchase Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Issuer and SG Americas Securities, LLC as Initial Purchaser (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(cc)	Class A-1L-1 Credit Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Borrower, Computershare Trust Company, N.A., as Loan Agent and Collateral Trustee and the Lenders party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(dd)	Class A-1L-2 Credit Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Borrower, Computershare Trust Company, N.A., as Loan Agent and Collateral Trustee and the Lenders party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(ee)	Class A-2L Credit Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Borrower, Computershare Trust Company, N.A., as Loan Agent and Collateral Trustee and the Lenders party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(ff)	Class B-L Credit Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Borrower, Computershare Trust Company, N.A., as Loan Agent and Collateral Trustee and the Lenders party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(gg)	Collateral Management Agreement, dated as of September 18, 2025, by and between Golub Capital Private Credit Fund CLO 2, as Issuer and GC Advisors LLC, as collateral manager (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(hh)	Master Loan Sale Agreement, dated as of September 18, 2025, by and among the Registrant, as the Seller, Golub Capital Private Credit Fund CLO 2 Depositor, as Intermediate Seller and Golub Capital Private Credit Fund CLO 2, as Buyer (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on September 24, 2025).

(13)(ii)	Amended and Restated Indenture, dated as of September 25, 2025, by and between Golub Capital Private Credit Fund CLO-R, as Issuer, and Wilmington Trust, National Association, as Trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K/A (File No. 814-01555), filed on October 3, 2025).

(13)(jj)	Note Purchase Agreement, dated as of September 25, 2025, by and between Golub Capital Private Credit Fund CLO-R, as Issuer and SG Americas Securities, LLC as Initial Purchaser (incorporated by reference to the Registrant’s Current Report on Form 8-K/A (File No. 814-01555), filed on October 3, 2025).

(13)(kk)	Amended and Restated Collateral Management Agreement, dated as of September 25, 2025, by and between Golub Capital Private Credit Fund CLO-R, as Issuer, and GC Advisors LLC, as collateral manager (incorporated by reference to the Registrant’s Current Report on Form 8-K/A (File No. 814-01555), filed on October 3, 2025).

(13)(ll)	Amended and Restated Master Loan Sale Agreement, dated as of September 25, 2025, by and among Golub Capital Private Credit Fund, as the Seller, Golub Capital Private Credit Fund CLO Depositor, as Intermediate Seller and Golub Capital Private Credit Fund CLO-R, as Buyer (incorporated by reference to the Registrant’s Current Report on Form 8-K/A (File No. 814-01555), filed on October 3, 2025).

(13)(mm)	Response to Notice of Commitment Increase Request, dated as of December 9, 2025, by and among Golub Capital Private Credit Fund, a Delaware statutory trust, Sumitomo Mitsui Banking Corporation, as administrative agent and an issuing bank, and the issuing banks party thereto (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on December 15, 2025).

(13)(nn)	Indenture, dated as of January 14, 2026, by and between GCRED BSL CLO 1, as Issuer, and Computershare Trust Company, N.A., as Trustee (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 21, 2026).

(13)(oo)	Note Purchase Agreement, dated as of January 14, 2026, by and between GCRED BSL CLO 1, as Issuer and BofA Securities, Inc., as Initial Purchaser (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 21, 2026).

(13)(pp)	Collateral Management Agreement, dated as of January 14, 2026, by and between GCRED BSL CLO 1, as Issuer and GC Advisors LLC, as Collateral Manager (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 21, 2026).

(13)(qq)	Master Loan Sale Agreement, dated as of January 14, 2026, by and among the Registrant, as the Seller, GCRED BSL CLO 1 Depositor, as Intermediate Seller and GCRED BSL CLO 1, as Buyer (incorporated by reference to the Registrant’s Current Report on Form 8-K (File No. 814-01555), filed on January 21, 2026).

(13)(rr)	Trademark License Agreement by and between the Registrant and the Investment Adviser, dated April 28, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(ss)	Subscription Agreement for Seed Capital, dated April 27, 2023 (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(13)(tt)	Joint Code of Ethics of the Company and the Investment Adviser (incorporated by reference to the Registration Statement on Form N-2 (File No. 333-272674), filed on June 15, 2023).

(14)(a)	Consent of .**

(14)(b)	Report of regarding the senior securities table.**

(16)	Powers of Attorney.*

(17)(a)	Statement of Eligibility on Form T-1 of U.S. Bank Trust Company, National Association, as trustee.*

(17)(b)	Form of Letter of Transmittal.*

(18)	Filing Fee Exhibit.*

*	Filed herewith.
**	To be filed by amendment.

Item 17. Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in New York, New York on the 20th day of March, 2026.

GOLUB CAPITAL PRIVATE CREDIT FUND

By:	/s/ David B. Golub
David B. Golub
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ David B. Golub	Chief Executive Officer and Trustee	March 20, 2026
David B. Golub

/s/ Christopher C. Ericson	Chief Financial Officer, Treasurer and Trustee	March 20, 2026
Christopher C. Ericson

/s/ John T. Baily*	Trustee	March 20, 2026
John T. Baily

/s/ Kenneth F. Bernstein*	Trustee	March 20, 2026
Kenneth F. Bernstein

/s/ Lofton P. Holder*	Trustee	March 20, 2026
Lofton P. Holder

/s/ Anita J. Rival*	Trustee	March 20, 2026
Anita J. Rival

/s/ William M. Webster IV*	Trustee	March 20, 2026
William M. Webster IV

*By:	/s/ David B. Golub
David B. Golub
As Agent or Attorney-in-Fact
March 20, 2026

The original powers of attorney authorizing Lawrence E. Golub, David B. Golub, and Christopher C. Ericson to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed have been executed and filed as an Exhibit to this Registration Statement.

EXHIBIT LIST

(16)	Powers of Attorney.

(17)(a)	Statement of Eligibility on Form T-1 of U.S. Bank Trust Company, National Association, as trustee.

(17)(b)	Form of Letter of Transmittal.

(18)	Filing Fee Exhibit.